As filed with the Securities and Exchange Commission on April 26, 2001
                                                              File No. 333-78489



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                              (Exact Name of Trust)

                         COLUMBUS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             400 EAST FOURTH STREET
                             CINCINNATI, OHIO 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:

        DONALD J. WUEBBLING, ESQ.                    ELISABETH DAHL, ESQ.
     Columbus Life Insurance Company                        M.S. 32
         400 East Fourth Street                          400 Broadway
         Cincinnati, Ohio 45202                     Cincinnati, Ohio 45202
 (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

 /X/ On May 1, 2001 pursuant to paragraph (b).

 / / 60 days after filing pursuant to paragraph (a)(1).

 / / On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      AN INDEFINITE AMOUNT OF INTERESTS IN
            COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1 UNDER
    COLUMBUS LIFE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                     (Title of Securities Being Registered)



                     RECONCILIATION AND TIE BETWEEN ITEMS IN
                         FORM N-8B-2 AND THE PROSPECTUS

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

------------------------------------------------- ----------------------------------------------------------------
                  FORM N-8B-2*                                        CAPTION IN PROSPECTUS**
------------------------------------------------- ----------------------------------------------------------------


------------------------------------------------- ----------------------------------------------------------------
Item 1                                            Cover Page
------------------------------------------------- ----------------------------------------------------------------
Item 2                                            Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 3                                            Not Applicable****
------------------------------------------------- ----------------------------------------------------------------
Item 4                                            Service Providers
------------------------------------------------- ----------------------------------------------------------------
Item 5                                            Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 6                                            Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 7                                            Not Required***
------------------------------------------------- ----------------------------------------------------------------
Item 8                                            Not Required***
------------------------------------------------- ----------------------------------------------------------------
Item 9                                            Not Applicable****
------------------------------------------------- ----------------------------------------------------------------
Item 10                                           Purchasing Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Borrowing Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Withdrawing Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Death Benefit
------------------------------------------------- ----------------------------------------------------------------
                                                  Payment of Policy Proceeds
------------------------------------------------- ----------------------------------------------------------------
                                                  Charges
------------------------------------------------- ----------------------------------------------------------------
                                                  Continuation of Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Other Information About Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Premium Payments
------------------------------------------------- ----------------------------------------------------------------
                                                  Voting Rights
------------------------------------------------- ----------------------------------------------------------------
                                                  Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
                                                  Information About the Investment Options
------------------------------------------------- ----------------------------------------------------------------
                                                  Allocation of Net Premiums
------------------------------------------------- ----------------------------------------------------------------
                                                  Transferring Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Riders
------------------------------------------------- ----------------------------------------------------------------
                                                  Tax Matters
------------------------------------------------- ----------------------------------------------------------------
Item 11                                           Information About the Investment Options
------------------------------------------------- ----------------------------------------------------------------
Item 12                                           Service Providers
------------------------------------------------- ----------------------------------------------------------------
Item 13                                           Policy at a Glance
------------------------------------------------- ----------------------------------------------------------------
                                                  Borrowing Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Withdrawing Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Death Benefit
------------------------------------------------- ----------------------------------------------------------------
                                                  Charges
------------------------------------------------- ----------------------------------------------------------------
                                                  Riders
------------------------------------------------- ----------------------------------------------------------------
                                                  Information About the Investment Options
------------------------------------------------- ----------------------------------------------------------------
                                                  Service Providers
------------------------------------------------- ----------------------------------------------------------------




------------------------------------------------- ----------------------------------------------------------------
                  FORM N-8B-2*                                        CAPTION IN PROSPECTUS**
------------------------------------------------- ----------------------------------------------------------------


------------------------------------------------- ----------------------------------------------------------------
Item 14                                           Purchasing Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Riders
------------------------------------------------- ----------------------------------------------------------------
                                                  Other Information About Your Policy
------------------------------------------------- ----------------------------------------------------------------
Item 15                                           Purchasing Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Premium Payments
------------------------------------------------- ----------------------------------------------------------------
                                                  Allocation of Net Premiums
------------------------------------------------- ----------------------------------------------------------------
                                                  Transferring Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Other Information About Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Information About the Investment Options
------------------------------------------------- ----------------------------------------------------------------
                                                  Valuation of Your Investment
------------------------------------------------- ----------------------------------------------------------------
Item 16                                           Allocation of Net Premiums
------------------------------------------------- ----------------------------------------------------------------
                                                  Transferring Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Borrowing Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Withdrawing Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Charges
------------------------------------------------- ----------------------------------------------------------------
                                                  Information About the Investment Options
------------------------------------------------- ----------------------------------------------------------------
                                                  Valuation of Your Investment
------------------------------------------------- ----------------------------------------------------------------
Item 17                                           Purchasing Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Borrowing Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Withdrawing Your Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Death Benefit
------------------------------------------------- ----------------------------------------------------------------
                                                  Payment of Policy Proceeds
------------------------------------------------- ----------------------------------------------------------------
                                                  Charges
------------------------------------------------- ----------------------------------------------------------------
                                                  Continuation of Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Other Information About Your Policy
------------------------------------------------- ----------------------------------------------------------------
                                                  Riders
------------------------------------------------- ----------------------------------------------------------------
Item 18                                           Valuation of Your Investment
------------------------------------------------- ----------------------------------------------------------------
                                                  Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 19                                           Other Information About Your Policy
------------------------------------------------- ----------------------------------------------------------------
Item 20                                           Not Applicable****
------------------------------------------------- ----------------------------------------------------------------
Item 21                                           Borrowing Money
------------------------------------------------- ----------------------------------------------------------------
                                                  Continuation of Your Policy
------------------------------------------------- ----------------------------------------------------------------
Item 22                                           Not Applicable****
------------------------------------------------- ----------------------------------------------------------------
Item 23                                           Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 24                                           Information About the Investment Options
------------------------------------------------- ----------------------------------------------------------------
                                                  Valuation of Your Investment
------------------------------------------------- ----------------------------------------------------------------
Item 25                                           Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 26                                           Not Applicable****
------------------------------------------------- ----------------------------------------------------------------
Item 27                                           Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 28                                           Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 29                                           Columbus Life Insurance Company and Separate Account 1
------------------------------------------------- ----------------------------------------------------------------
Item 30                                           Not Applicable****
------------------------------------------------- ----------------------------------------------------------------
Item 31                                           Not Applicable****
------------------------------------------------- ----------------------------------------------------------------




------------------------------------------------------------ ---------------------------------------------------------
                       FORM N-8B-2*                                          CAPTION IN PROSPECTUS**
------------------------------------------------------------ ---------------------------------------------------------


------------------------------------------------------------ ---------------------------------------------------------
Item 32                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 33                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 34                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 35                                                      Purchasing Your Policy
------------------------------------------------------------ ---------------------------------------------------------
                                                             Service Providers
------------------------------------------------------------ ---------------------------------------------------------
Item 36                                                      Not Required***
------------------------------------------------------------ ---------------------------------------------------------
Item 37                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 38                                                      Service Providers
------------------------------------------------------------ ---------------------------------------------------------
Item 39                                                      Service Providers
------------------------------------------------------------ ---------------------------------------------------------
Item 40                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 41                                                      Service Providers
------------------------------------------------------------ ---------------------------------------------------------
Item 42                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 43                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 44                                                      Charges
------------------------------------------------------------ ---------------------------------------------------------
                                                             Valuation of Your Investment
------------------------------------------------------------ ---------------------------------------------------------
                                                             Premium Payments
------------------------------------------------------------ ---------------------------------------------------------
Item 45                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 46                                                      Payments of Policy Proceeds
------------------------------------------------------------ ---------------------------------------------------------
                                                             Charges
------------------------------------------------------------ ---------------------------------------------------------
                                                             Valuation of Your Investment
------------------------------------------------------------ ---------------------------------------------------------
Item 47                                                      Information about the Investment Options
------------------------------------------------------------ ---------------------------------------------------------
Item 48                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 49                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 50                                                      Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------ ---------------------------------------------------------
Item 51                                                      Columbus Life Insurance Company and Separate Account 1
------------------------------------------------------------ ---------------------------------------------------------
                                                             Death Benefit
------------------------------------------------------------ ---------------------------------------------------------
                                                             Riders
------------------------------------------------------------ ---------------------------------------------------------
                                                             Other Information About Your Policy
------------------------------------------------------------ ---------------------------------------------------------
                                                             Payment of Policy Proceeds
------------------------------------------------------------ ---------------------------------------------------------
                                                             Purchasing Your Policy
------------------------------------------------------------ ---------------------------------------------------------
                                                             Premium Payments
------------------------------------------------------------ ---------------------------------------------------------
                                                             Borrowing Money
------------------------------------------------------------ ---------------------------------------------------------
                                                             Withdrawing Your Money
------------------------------------------------------------ ---------------------------------------------------------
                                                             Continuation of Your Policy
------------------------------------------------------------ ---------------------------------------------------------
                                                             Charges
------------------------------------------------------------ ---------------------------------------------------------
                                                             Valuation of Your Investment

------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Item 52                                                      Information About the Investment Options
------------------------------------------------------------ ---------------------------------------------------------
Item 53                                                      Tax Matters
------------------------------------------------------------ ---------------------------------------------------------

Item 54                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 55                                                      Not Applicable****
------------------------------------------------------------ ---------------------------------------------------------
Item 56                                                      Not Required***
------------------------------------------------------------ ---------------------------------------------------------
Item 57                                                      Not Required***
------------------------------------------------------------ ---------------------------------------------------------
Item 58                                                      Not Required***
------------------------------------------------------------ ---------------------------------------------------------
Item 59                                                      Not Required***
------------------------------------------------------------ ---------------------------------------------------------


* Registrant includes this Reconciliation and Tie Statement in this Post-Effective Amendment to its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission.

** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

*** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

**** Omitted from the Prospectus pursuant to Instruction 3 as to the Prospectus as set out in Form S-6.

                         Columbus Life Flexible Premium
                    Variable Universal Life Insurance Policy
                         Columbus Life Insurance Company
                               Separate Account 1

                                   Prospectus


                                   May 1, 2001



This Prospectus describes the Columbus Life Flexible Premium Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy owners. It contains information you should know before purchasing a Policy and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life). The Policy is an investment alternative that offers you:


     o   Life insurance protection             o  Tax-deferred earnings

     o   Flexible premium payments             o  Access to your funds
                                                  through withdrawals and loans

     o   Flexible benefits                     o  34 investment options

     o   Optional coverages


The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the policy in the Prospectus, you should rely on the terms in your Policy.


You tell us how to invest your premium payments among the investment options. Your investment options include 33 Sub-Accounts of Separate Account 1 that invest in the following Funds:

     o        AIM V.I. Growth Fund                                                o  MFS(R)Mid Cap Growth Series-Service Class
     o        AIM V.I. Government Securities Fund                                 o  MFS(R)New Discovery Series-Service Class
     o        Alger American Small Capitalization Portfolio                       o  PIMCO Long-Term U.S. Government Bond Portfolio-
     o        Alger American Growth Portfolio                                        Administrative Class
     o        Deutsche VIT EAFE(R)Equity Index Fund                               o  Touchstone International Equity Fund
     o        Deutsche VIT Equity 500 Index Fund                                  o  Touchstone Emerging Growth Fund
     o        Deutsche VIT Small Cap Index Fund                                   o  Touchstone Small Cap Value Fund
     o        Fidelity(R)VIP Equity-Income Portfolio-Service Class 2              o  Touchstone Growth/Value Fund
     o        Fidelity(R)VIP Contrafund(R)Portfolio-Service Class 2               o  Touchstone Equity Fund
     o        Fidelity(R)VIP Growth & Income Portfolio-Service Class 2            o  Touchstone Enhanced 30 Fund
     o        Fidelity(R)VIP Growth Portfolio-Service Class 2                     o  Touchstone Value Plus Fund
     o        Fidelity(R)VIP Asset Manager(SM) Portfolio-Service Class 2          o  Touchstone Growth & Income Fund
     o        Fidelity(R)VIP Balanced Portfolio-Service Class 2                   o  Touchstone Balanced Fund
     o        Fidelity(R)VIP Mid Cap Portfolio-Service Class 2                    o  Touchstone High Yield Fund
     o        MFS(R)Capital Opportunities Series-Service Class                    o  Touchstone Bond Fund
     o        MFS(R)Emerging Growth Series-Initial Class                          o  Touchstone Standby Income Fund
     o        MFS(R)Investors Trust Series-Initial Class                          o  Touchstone Money Market Fund

The Fixed Account is an additional investment option. It is a fixed- rate option, backed by the general assets of Columbus Life.

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms in your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms in your Policy.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549. You can also call the Securities and Exchange Commission at 800.SEC.0330. The Registration Number for the Policies is 333-78489.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Each Sub-Account invests in a corresponding Fund that may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor and sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of the Fund's investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available mutual funds because you will pay additional charges related to your Policy, such as premium tax charges and mortality and expense risk charges.


Investments in variable life insurance policies involve investment risk, including possible loss of principal.

Benefits described in this Prospectus may not be available in every jurisdiction. Please refer to your Policy and contact your insurance agent/financial representative for specific benefit information.

No one is authorized to give any information or make any representation other than those contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature. You should rely only on the information contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature.

                                TABLE OF CONTENTS


POLICY AT A GLANCE .......................................................... 4
SUMMARY ..................................................................... 7
PURCHASING YOUR POLICY ......................................................10
PREMIUM PAYMENTS ............................................................12
ALLOCATION OF NET PREMIUMS ..................................................14
TRANSFERRING YOUR MONEY .....................................................16
BORROWING MONEY .............................................................18
WITHDRAWING YOUR MONEY ......................................................19
DEATH BENEFIT ...............................................................21
PAYMENT OF POLICY PROCEEDS ..................................................24
CHARGES .....................................................................27
CONTINUATION OF YOUR POLICY .................................................31
RIDERS ......................................................................34
OTHER INFORMATION ABOUT YOUR POLICY .........................................38
INFORMATION ABOUT THE INVESTMENT OPTIONS ....................................42
VALUATION OF YOUR INVESTMENT ................................................52
PERFORMANCE INFORMATION .....................................................53
VOTING RIGHTS ...............................................................54
COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1.......................55
SERVICE PROVIDERS ...........................................................58
TAX MATTERS .................................................................60
OTHER GENERAL INFORMATION ...................................................66
SUPPLEMENT A - POLICY ILLUSTRATION .........................................A-1
SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS ...................B-1
SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES ..........................C-1
SUPPLEMENT D - TABLE OF SURRENDER CHARGES ..................................D-1
SUPPLEMENT E - CONTINUATION PROVISIONS .....................................E-1
SUPPLEMENT F - VALUATION PROCEDURES ........................................F-1
GLOSSARY....................................................................G-1
COLUMBUS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS .......................H-1
SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS.....................................I-1

                               POLICY AT A GLANCE


The following is a snapshot of the Policy. Please refer to the Policy and the remainder of the Prospectus for further details and other information. Policy provisions may vary slightly from state to state according to state laws. See Supplement A for Illustrations of how various aspects of the Policy and investment performance can affect your Policy.

PREMIUM PAYMENTS AND WITHDRAWALS

Minimum Amounts
    Premiums                          Depends on the Insured's Attained Age,
                                      gender and underwriting class, the
                                      Specified Amount of insurance coverage and
                                      the addition of any riders
    Withdrawals                       $500

INSURANCE BENEFITS

Death Benefit
    Option 1 Greater of Specified Amount or the applicable multiple of your Account Value; less Indebtedness
    Option 2 Greater of Specified Amount plus Account Value or the applicable multiple of your Account Value; less Indebtedness

Minimum Issue Limit
    Preferred                         $100,000
    Standard                          $25,000
Minimum Increase or Decrease          $25,000, subject to Minimum Issue Limit
   in Coverage                        restrictions
Riders
    Included Rider*                   Accelerated Death Benefit
    Optional Riders**                 Accidental Death
                                      Insured Insurability
                                      Disability Credit
                                      Children's Term
                                      Other Insured

TRANSFERS

Number of  Transfers                  Unlimited times between Sub-Accounts (a
                                      Transfer Charge will apply after 12
                                      transfers per Policy Year); 1 time from
                                      the Fixed Account per Policy Year (25%
                                      limitation in the first 4 years) or 1 time to the Fixed Account per Policy Year
                                      (restrictions do not apply to transfers
                                      made under the Dollar Cost Averaging
                                      Program or Automatic Rebalancing Program)

Minimum Amount of Transfer            $250 or the total amount in the
                                      Sub-Account, whichever is less

LOANS

Loan Amount
    Minimum                           None
    Maximum                           90% of the Cash Surrender Value, less any
                                      Indebtedness and less the next 2 Monthly
                                      Deductions and Monthly Expense Charges

Interest Rate                         6.50% (maximum of 8.00%)

*Where permitted by state law.

**Issue restrictions may apply. See the Riders section of this Prospectus.

POLICY CHARGES AND DEDUCTIONS

Percent of Premium Charges
    Premium Expense Charge            4.75% (maximum of 5.50%) of premium
                                      payments
    Tax Charge                        Varies by state of residence (maximum of
                                      3.50% of premium payments)

Monthly Deductions from Account Value
    Cost of Insurance Charge          Depends on the Insured's Attained Age,
                                      gender and underwriting class, the
                                      Specified Amount, Account Value,
                                      Indebtedness and selected death benefit
                                      option (See Supplement C for guaranteed
                                      maximum charges)
    Monthly Expense Charge            $6.00 (maximum of $7.00)
    Rider Charges
     Accelerated Death Benefit        No charge until advance of funds (the
                                      Company may charge a transaction fee to
                                      process the advance and interest is
                                      charged on the advance)

     Accidental Death                 Depends on the Insured's Attained Age and
                                      selected Accidental Death Benefit Amount
     Insured Insurability             Depends on the Insured's Attained Age and
                                      selected Insured Insurability Option
                                      Amount
     Disability Credit                Depends on the Insured's Attained Age and
                                      selected Credit Amount
     Children's Term                  Depends on selected Children's Term
                                      Benefit Amounts
     Other Insured                    Depends on each Other Insured's Attained
                                      Age, gender and underwriting class and
                                      selected Other Insured Benefit Amounts

Separate Account Charges
    Mortality and Expense             0.90% effective annual rate (maximum of
    Risk Charge                       1.00%) deducted daily from the
                                      Accumulation Unit Value of each
                                      Sub-Account

Transaction Charges
    Transfer Charge                   $0 for first 12 transfers among
                                      Sub-Accounts each Policy Year; $10 for
                                      each additional transfer in a Policy
                                      Year--deducted from Account Value at time
                                      of transfer
    Surrender Charge
     Full Surrender                   Applies during the first 14 years since
                                      your Policy Date or since the date of any increase in Specified Amount if you surrender your Policy, or if it terminates at the end of a Grace Period because no continuation provision applies and we did not receive sufficient premium to keep it in effect. An amount up to the full
                                      Surrender Charge shown in your most recent
                                      Policy Schedule and in Supplement D to
                                      this prospectus is deducted from Account
                                      Value at time of surrender (maximum of
                                      $44.90 per $1,000 decrease in Specified
                                      Amount). The Surrender Charge applicable to any given policy may be less than the maximum Surrender Charge described in
                                      Supplement D.

     Other Decrease in Specified      Applies during the first 14 years since
     Amount (Upon Your Request or     your Policy Date or since the date of any
     as a Result of Partial           increase in Specified Amount if you
     Surrender or Withdrawal)         request a decrease in Specified Amount, or
                                      the Specified Amount decreases as a result of partial surrender or withdrawal. A pro rata portion of an amount up to the full
                                      Surrender Charge shown in your most recent
                                      Policy Schedule and in Supplement D to
                                      this prospectus is deducted from Account
                                      Value at the time of the decrease in
                                      Specified Amount (maximum of $44.90 per
                                      $1,000 decrease in Specified Amount), plus a $50 withdrawal fee for your second and each additional withdrawal in a Policy
                                      Year. The Surrender Charge applicable to any given policy may be less than the maximum Surrender Charge described in
                                      Supplement D.

FUND EXPENSES(1)


                                                                                                             Before Expense
                                                                  After Expense Reimbursement(2)            Reimbursement(2)
                                                                  ------------------------------            ----------------
                                                          Advisor       Other       12b-1        Total
                                                            Fees      Expenses     Fees(3)      Expenses     Total Expenses
                                                          -------     --------     -------      --------     --------------
AIM Variable Insurance Funds, Inc.
AIM V.I. Growth Fund                                       0.61%        0.22%        ---         0.83%            0.83%
AIM V.I. Government Securities Fund                        0.50%        0.47%        ---         0.97%            0.97%
The Alger American Fund
Alger American Small Capitalization Portfolio              0.85%        0.05%        ---         0.90%            0.90%
Alger American Growth Portfolio                            0.75%        0.04%        ---         0.79%            0.79%
Deutsche Asset Management VIT Funds
Deutsche VIT EAFE(R)Equity Index Fund                      0.45%        0.20%        ---         0.65%            0.92%
Deutsche VIT Equity 500 Index Fund                         0.20%        0.10%        ---         0.30%            0.34%
Deutsche VIT Small Cap Index Fund                          0.35%        0.10%        ---         0.45%            0.69%
Fidelity(R)Variable Insurance Products Funds
Fidelity VIP Equity-Income Portfolio-Service Class 2       0.48%        0.10%       0.25%        0.83%            0.83%
Fidelity VIP Contrafund(R)Portfolio-Service Class 2        0.57%        0.10%       0.25%        0.92%            0.92%
Fidelity VIP Growth & Income Portfolio-Service Class 2     0.48%        0.12%       0.25%        0.85%            0.85%
Fidelity VIP Growth Portfolio-Service Class 2              0.57%        0.09%       0.25%        0.91%            0.91%
Fidelity VIP Asset Manager(SM) Portfolio-Service Class 2   0.53%        0.10%       0.25%        0.88%            0.88%
Fidelity VIP Balanced Portfolio-Service Class 2            0.43%        0.17%       0.25%        0.85%            0.85%
Fidelity VIP Mid Cap Portfolio-Service Class 2             0.57%        0.17%       0.25%        0.99%            0.99%
MFS(R) Variable Insurance Trust(SM)
MFS Capital Opportunities Series-Service Class             0.75%        0.16%       0.20%        1.11%            1.11%
MFS Emerging Growth Series-Initial Class                   0.75%        0.10%        ---         0.85%            0.85%
MFS Investors Trust Series-Initial Class(4)                0.75%        0.12%        ---         0.87%            0.87%
MFS Mid Cap Growth Series-Service Class                    0.75%        0.16%       0.20%        1.11%            2.41%
MFS New Discovery Series-Service Class                     0.90%        0.16%       0.20%        1.26%            1.29%
PIMCO Variable Insurance Trust
PIMCO Long-Term U.S. Government Bond                       0.40%        0.25%        ---         0.65%            0.65%
  Portfolio-Administrative Class
Touchstone Variable Series Trust
Touchstone International Equity Fund                       0.95%        0.30%        ---         1.25%            1.74%
Touchstone Emerging Growth Fund                            0.80%        0.32%        ---         1.12%            1.32%
Touchstone Small Cap Value Fund                            0.80%        0.20%        ---         1.00%            1.85%
Touchstone Growth/Value Fund                               1.00%        0.10%        ---         1.10%            1.66%
Touchstone Equity Fund                                     0.75%        0.20%        ---         0.95%            1.31%
Touchstone Enhanced 30 Fund                                0.65%        0.10%        ---         0.75%            1.67%
Touchstone Value Plus Fund                                 0.75%        0.40%        ---         1.15%            2.16%
Touchstone Growth & Income Fund                            0.80%        0.05%        ---         0.85%            1.29%
Touchstone Balanced Fund                                   0.80%        0.12%        ---         0.92%            1.39%
Touchstone High Yield Fund                                 0.60%        0.20%        ---         0.80%            1.50%
Touchstone Bond Fund                                       0.55%        0.20%        ---         0.75%            1.09%
Touchstone Standby Income Fund                             0.25%        0.25%        ---         0.50%            0.87%
Touchstone Money Market Fund                               0.50%        0.10%        ---         0.60%            1.13%

     (1) The fee and expense figures shown for each Fund are based on amounts incurred during the fiscal year ended December 31, 2000, except in the case of the following Funds that commenced operations after January 1, 2000: The MFS Capital Opportunities Series-Service Class, Mid Cap Growth Series-Service Class, and New Discovery Series-Service Class, all of which commenced operations on May 1, 2000; and the Touchstone Growth/Value, Equity and Money Market Funds, which commenced operations on May 1, 2001. The fees and expenses shown for these funds are estimated as discussed in each Fund's prospectus provided to you with this Prospectus.

     (2) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The Fund prospectuses provided with this Prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.

     (3) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this Prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans.

     (4)    Formerly "MFS VIT Growth With Income Series".

                                     SUMMARY

This summary answers some basic questions about the Policy. Because this is a summary, please read the Policy and the remainder of the Prospectus for more details and other information. If the terms of your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms of your Policy.

What Kind of Life Insurance is the Policy?

The Policy is a flexible premium, variable universal life insurance policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your Death Benefit can vary because your Account Value will vary.

Can I Obtain Personalized Illustrations Demonstrating How the Policy Might Work?

Yes, we will furnish, upon request and free of charge, a personalized illustration reflecting the proposed Insured's Attained Age, gender and underwriting class. We may charge a reasonable fee for additional illustrations.

How Do I Purchase a Policy?

You can apply for a Policy by contacting your insurance agent. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. Insurance coverage under your Policy begins on the effective date of your Policy.

How Much Life Insurance Can I Purchase?

The minimum amount of life insurance you must purchase depends on which premium classification applies to your application. If you qualify for our "preferred" premium classification, the minimum amount of insurance you must purchase is $100,000; otherwise it is $25,000. We call this minimum amount of insurance the "Minimum Issue Limit."

We call the amount of insurance that you request the "Specified Amount."


You can request a change to your Specified Amount at any time after the first Policy Year. We must approve each request. Generally, the minimum amount of an increase or decrease we will approve is $25,000. You cannot decrease your Specified Amount below your Minimum Issue Limit. Surrender Charges may apply to decreases in your Specified Amount.

What Insurance Protection Does the Policy Offer?


The Policy provides life insurance on the Insured. We will pay the Beneficiary the Death Proceeds when the Insured dies. The Death Proceeds include the Death Benefit under the Policy plus any insurance provided by riders to the Policy.


The Death Benefit will never be lower than your Specified Amount less any Indebtedness. Depending on the Insured's age and your Account Value, the Death Benefit could be higher than your Specified Amount. The amount of the Death Benefit also depends on the death benefit option you selected. We offer 2 death benefit options--Option 1 and Option 2.


Option 1 emphasizes the potential growth of your Account Value. If you select Option 1, any increase in your Account Value will decrease the risk to us relative to the death benefit we must pay when the Insured dies and will decrease your cost of insurance.

Option 2 emphasizes the potential growth of your Death Benefit. If you select Option 2, any increase in your Account Value will increase the amount of your Death Benefit. Your cost of insurance will be higher under Option 2.

How Much are the Premium Payments?

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown in your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Insured reaches 100 years of age or dies.

You are not required to make premium payments in set amounts or on a set schedule. You may skip a Planned Premium payment and you may change the amount and frequency of your Planned Premium. You must use this flexibility responsibly to ensure that your insurance coverage continues. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force.

What Charges Will I Pay Under the Policy?


We assess charges to support the operation of your Policy and Separate Account 1, such as cost of insurance charges, rider charges, Monthly Expense Charges, premium expense charges, tax charges and mortality and expense risk charges. In addition, we assess administrative fees for processing withdrawals and certain transfers among the Sub-Accounts and Surrender Charges on withdrawals made in the first 14 years of the Policy or within 14 years following an increase in your Specified Amount. Some charges are subtracted from your premium payments, others reduce your Account Value or the Accumulation Unit Value.


What Factors Affect My Cost of Insurance Charges?

Your cost of insurance charges will depend on the Insured's age, gender and underwriting class, your Account Value, your Indebtedness and the death benefit option you select. The underwriting class depends on Insured's health, whether the Insured uses tobacco and other factors that we use to determine the insurability of the Insured. The maximum monthly cost of insurance charges will never exceed the guaranteed monthly cost of insurance rates as shown in your Policy Schedule.

What are My Investment Options?


You have 34 investment options for your Net Premiums. You may allocate your Net Premiums among the 33 available Sub-Accounts of Separate Account 1, and the Fixed Account. Each Sub-Account invests exclusively in a corresponding Fund of AIM Variable Insurance Funds, Inc. (AIM), The Alger American Fund (Alger), Deutsche Asset Management VIT Funds (Deutsche), Fidelity(R) Variable Insurance Products Funds (Fidelity), MFS(R) Variable Insurance TrustSM (MFS), PIMCO Variable Insurance Trust (PIMCO) or Touchstone Variable Series Trust (Touchstone). The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of losing money. The Fixed Account provides a guaranteed minimum rate of return.


How Do I Allocate My Net Premiums Among Investment Options?

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like us to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

How Will My Account Value Vary?

Your Account Value will vary on a daily basis to reflect the investment experience of the Sub-Accounts. Your Account Value will also reflect the amount and frequency of premium payments, any withdrawals, any Indebtedness and charges and deductions connected with your Policy. There is no guaranteed minimum Account Value, which means that you bear the entire investment risk that your Account Value could fall to zero.

Can I Transfer My Account Value Among Investment Options?


Yes, you can transfer your Account Value among the Sub-Accounts up to 12 times per Policy Year without charge. We will charge you $10 for each additional transfer you make among the Sub-Accounts in a Policy Year. You are also permitted to make either 1 transfer to the Fixed Account or 1 transfer from the Fixed Account per Policy Year without charge. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.


How Do I Access My Account Value?


Generally, you can withdraw from your Policy part or all of your Account Value, less any applicable withdrawal fees and Surrender Charges, and less any Indebtedness. We generally assess a Surrender Charge for each partial or full withdrawal. Partial withdrawals and related withdrawal fees and Surrender Charges will reduce your Account Value. Depending upon your Account Value and death benefit option, partial withdrawals and Surrender Charges may also reduce your Specified Amount. A full surrender will terminate your Policy. A partial withdrawal or full surrender may also have tax consequences.


Can I Borrow Against My Policy?

Yes, you can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the next 2 Monthly Deductions and Monthly Expense Charges. The maximum interest rate we charge on loans is 8.00%. A loan, whether repaid or not, will have a permanent negative effect on the Death Benefit and Account Value of your Policy.


What Will Cause the Policy to Lapse?


You Policy will lapse if your Net Cash Surrender Value is insufficient to pay the Monthly Expense Charge and Monthly Deduction and none of the continuation provisions applies and we do not receive sufficient premium payment during the Grace Period. If your Policy lapses, you will not receive any money from us because Net Cash Surrender Value will have been reduced to zero.

Will My Death Benefit and Account Value be Taxed?

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some or all of your Account Value. Under certain circumstances, a loan may be treated as taxable income. We do not intend this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy.

Do I Have a "Free Look" Right to Examine the Policy?


Yes, you may cancel the Policy within 10 days after receiving it, or such longer period as state law may require. If you cancel the Policy during the free look period, we generally will refund to you (1) the amount of your Net Premiums allocated to the Fixed Account, plus (2) the value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent, plus (3) any charges.

                             PURCHASING YOUR POLICY

To obtain an application to purchase a Policy, please contact your insurance agent.

Eligible Purchasers

You can apply for a Policy if:

     o    You live in a state where we can issue a Policy.

     o    You are of legal age.

Your application will be processed through our underwriting process, which may require the proposed Insured to have a medical exam. Any premium payment received by us from you before we have completed the underwriting process will be held by us in escrow. After we complete the underwriting process, we will notify you of our decision regarding your application. If we approve your application, the insurance coverage provided by your Policy will begin on the effective date of your Policy. The effective date of your Policy will be the latest of


     o The date we complete the underwriting process and approve your application;

     o    The date we receive the required minimum initial premium payment; or

     o    The date all delivery requirements are satisfied.

The following items are delivery requirements:

     o    Our receipt of a signed Confirmation of Delivery form;
     o    Our receipt of a signed illustration; and
     o    Our receipt of signed amendments to the application, if applicable.


We will allocate your initial Net Premiums to your selected investment options on the effective date of your Policy. We will send you a confirmation statement indicating that your initial Net Premiums have been allocated and your Policy is effective.

Even if you live in a state where we can issue a Policy, we will not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. We will also not issue a Policy that insures a person who does not meet our underwriting standards. If we do not issue a Policy to you, we will return any premium payments made by you and received by us.

Specified Amount and Minimum Issue Limit

If you meet our underwriting standards, you may purchase a Policy with a Specified Amount as low as the Minimum Issue Limit. The Minimum Issue Limit depends on the premium classification used and is shown on your Policy Schedule. If you purchase a Policy with a Specified Amount equal to or near the Minimum Issue Limit, you might not be able to:


     o    Make partial withdrawals;

     o    Reduce your Specified Amount; or

     o    Change your Death Benefit option.

You should consider these limitations before you purchase a Policy with a Specified Amount at or near the Minimum Issue Limit. You should discuss the Specified Amount for your Policy with your insurance agent before purchasing a Policy.

10-Day Review Period


You have 10 days to review your Policy after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Policy, you can cancel it during the free look period. To cancel your Policy, you must return it either to us at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to the insurance agent who sold you the Policy within 10 days after you receive it. If you cancel the Policy during the free look period, we will refund to you:

     o    The amount of your Net Premiums allocated to the Fixed Account; plus

     o The value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent; plus

     o    Any charges.


However, some state laws may require us to refund your total premium payments.

                                PREMIUM PAYMENTS


Premium payments are payments that you make to purchase and maintain your Policy. You can vary the amount and frequency of your premium payments. The amount and frequency of your premium payments will affect your Account Value and the duration of insurance coverage under your Policy. We reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.

Your initial premium payment must equal at least 1/12th of the applicable minimum annual premium. Your initial premium payment may be given to your insurance agent. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Generally each premium payment must be at least $50.

You can make premium payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions. If you use one of these methods to make premium payments, we will accept premium payments in amounts less than $50.

Federal tax law may limit your ability to make certain large premium payments. We will monitor your premium payments to be sure that you do not exceed the permitted amounts or inadvertently incur any tax penalties due to excess premium payments.

Planned Premium


When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown in your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Policy Anniversary after the Insured reaches 100 years of age or the date the Insured dies. You are not required to make a Planned Premium payment, but making Planned Premium payments increases the likelihood that your insurance coverage under the Policy will continue.


You are not required to make premium payments in set amounts or on a set schedule. You may find this flexibility attractive, but you are responsible for making sufficient premium payments to ensure that your Policy continues.

Generally, your Policy continues so long as your Net Cash Surrender Value is equal to or more than the Monthly Deduction plus the Monthly Expense Charge. Your Net Cash Surrender Value will fluctuate depending on various factors including the amount of your premium payments. Making Planned Premium payments increases the likelihood that your Net Cash Surrender Value will be sufficient to continue your Policy. If you skip a Planned Premium payment or you stop making Planned Premium payments, it is more likely that your Net Cash Surrender Value will be insufficient to continue your Policy.

Making Planned Premium payments does not guarantee that your Policy will continue. Because your Net Cash Surrender Value is affected by other factors, such as the investment return of your Policy, the charges related to your Policy, and the amount of loans and withdrawals you have made, your Planned Premium payments may not be enough to keep your Policy in force. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force. We will monitor your Policy and notify you if your Net Cash Surrender Value is no longer sufficient to maintain your Policy. Also, each year we will send you a report that includes a projection, which is based upon certain assumptions, that will indicate whether or not your Planned Premium is likely to be sufficient to keep your Policy in force for the upcoming year.

An illustration is a useful tool for estimating, by assuming one or more hypothetical investment returns, whether a given Planned Premium is likely to achieve the goals you have set for your Policy. An illustration is available upon request and free of charge.


More information about the continuation of your Policy, including certain provisions of your Policy that guarantee continued coverage for a specific period of time, is located on pages 31 - 33 of this Prospectus.

Changing Your Planned Premium

Planned Premium Changes by Phone. You can change the amount or frequency of your Planned Premium over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to change your Planned Premium.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Policy number or other precise information that identifies your Policy

     o    Your new Planned Premium information

Planned Premium Changes in Writing. You can also change the amount or frequency of your Planned Premium by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

     o Your Policy number or other precise information that identifies your Policy

     o    Your new Planned Premium information

     o    Your signature

Skipping Planned Premium Payments


You can skip Planned Premium payments and your Policy will continue to be effective if the Net Cash Surrender Value of your Policy is sufficient to pay the Monthly Deduction and the Monthly Expense Charge on the next Monthly Anniversary Day or one of the continuation provisions described on pages 31 - 33 is applicable. If not, your Policy may terminate.


Investor Alert

     o Your Net Cash Surrender Value is affected by various factors, including the investment performance of the investment options you select. Therefore, it is possible that, due to poor investment performance, your Net Cash Surrender Value will not be sufficient to continue coverage under your Policy even if you have paid your Planned Premiums.

     o Skipped premium payments, withdrawals and loans will reduce your Net Cash Surrender Value and may prevent you from meeting the conditions required to continue coverage under your Policy.

     o Because of the relative size of the minimum annual premium for the Term No-Lapse Guarantee and the Surrender Charge, your Net Cash Surrender Value will likely be zero for at least 10 years if you pay only that minimum annual premium. In addition, you may have to make an additional premium payment at the end of the first 10 years in order to continue coverage under your Policy. If you can only make the minimum annual premium payments, this type of policy may not be appropriate for you.

                           ALLOCATION OF NET PREMIUMS

Investment Options

You decide how to allocate your Net Premiums by selecting from the following investment options:

         Sub-Accounts


         o   AIM V.I. Growth

         o   AIM V.I. Government Securities

         o   Alger American Small Capitalization

         o   Alger American Growth

         o   Deutsche VIT EAFE(R)Equity Index

         o   Deutsche VIT Equity 500 Index

         o   Deutsche VIT Small Cap Index

         o   Fidelity(R)VIP Equity-Income

         o   Fidelity(R)VIP Contrafund(R)

         o   Fidelity(R)VIP Growth & Income

         o   Fidelity(R)VIP Growth

         o   Fidelity(R)VIP Asset ManagerSM

         o   Fidelity(R)VIP Balanced

         o   Fidelity(R)Mid Cap

         o   MFS(R)Capital Opportunities

         o   MFS(R)Emerging Growth

         o   MFS(R)Investors Trust

         o   MFS(R)Mid Cap Growth

         o   MFS(R)New Discovery

         o   PIMCO Long-Term U.S. Government Bond

         o   Touchstone International Equity

         o   Touchstone Emerging Growth

         o   Touchstone Small Cap Value

         o   Touchstone Growth/Value

         o   Touchstone Equity

         o   Touchstone Enhanced 30

         o   Touchstone Value Plus

         o   Touchstone Growth & Income

         o   Touchstone Balanced

         o   Touchstone High Yield

         o   Touchstone Bond

         o   Touchstone Standby Income

         o   Touchstone Money Market

         * You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

Fixed Account

Allocation of Net Premiums

Your initial allocation instructions are included in your application and are shown in your Policy Schedule. You can change your allocation instructions by contacting us either by phone or in writing. After we receive a premium payment from you, we allocate your Net Premiums based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your Net Premiums:

     o Allocate at least 1% of your Net Premiums to each investment option you choose.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.

     o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future Net Premiums over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to change your allocations over the phone.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Policy number or other precise information that identifies your Policy

     o    Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future Net Premiums by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

     o Your Policy number or other precise information that identifies your Policy

     o    Your allocation instructions

     o    Your signature

Third Party Authorization. You can authorize a third party to allocate your Net Premiums. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Investor Alert

     o There is no guaranteed minimum value for amounts allocated to the Sub-Accounts. This means that you bear the entire investment risk that your investment in a Sub-Account could fall to zero.

                             TRANSFERRING YOUR MONEY

After your free look period, you can transfer money from one investment option to another. You can make transfers by phone or in writing.


The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     o Each transfer must be at least $250 or the total value of the Sub-Account, if less than $250.

     o The allocation to each investment option must be at least 1% of the total transfer amount.

     o You can transfer money among the Sub-Accounts up to 12 times in a Policy Year without a charge. You will be charged $10 per transfer for each additional transfer in a Policy Year.

     o You can transfer either from the Fixed Account or to the Fixed Account only once each Policy Year.

          o During the first 4 Policy Years, you can transfer up to 25% of your money from the Fixed Account in a Policy Year. After your 4th Policy Year, you can transfer all of your money from the Fixed Account at any time.

          o    You can transfer an unlimited amount to the Fixed Account.


All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and charges.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to transfer your money.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

     Give the representative the following information:

     o    Your Social Security number

     o Your Policy number or other precise information that identifies your Policy

     o    Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

     o Your Policy number or other precise information that identifies your Policy

     o    Your transfer instructions

     o    Your signature

Third Party Authorization. You can authorize a third party to transfer your money for you. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.


The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from a Sub-Account we designate for this purpose or the Fixed Account to the other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in a Sub-Account we designate for this purpose or the Fixed Account (or a pro rata portion until source of funds is depleted)

     o Earnings in a Sub-Account we designate for this purpose or the Fixed Account


You select the number and frequency of your transfers in the Dollar Cost Averaging Program. We will transfer the money on your Monthly Anniversary Day.

The following guidelines apply to dollar cost averaging transfers:

     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $100.

     o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Dollar Cost Averaging Program.


Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Automatic Rebalancing Program

Some Sub-Accounts may grow faster than other Sub-Accounts or the Fixed Account, shifting the asset allocation among Sub-Accounts and the Fixed Account from your preferred mix. Automatic rebalancing of assets among Sub-Accounts and the Fixed Account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. No contract minimum is required to take advantage of this feature. Automatic rebalancing may not be available if a Dollar Cost Averaging Program is in place.

To set up automatic rebalancing, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Automatic Rebalancing Program.

                                 BORROWING MONEY

Your Policy is designed to provide insurance coverage and to help you achieve your long-term financial goals. However, there may be times when you need to borrow money against your Policy.

Loans

You can borrow money from us using your Policy as collateral. We calculate the maximum loan amount using the following procedure:

     o    We determine 90% of your Cash Surrender Value.

     o    We subtract any outstanding Indebtedness.

     o We determine and subtract the next 2 Monthly Deductions and Monthly Expense Charges.

Collateral for Loans

If you borrow money, we will transfer an amount equal to the amount of the loan to your Loan Account. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000) to your Loan Account.


We pay interest on your Loan Account. The minimum interest we currently pay is 3.00% annually. Each month we transfer the interest on your Loan Account back to your investment options on a pro-rata basis according to your current allocation instructions at that time.

Interest on Borrowed Amounts

We charge interest on the amounts you borrow at the current rate shown in your Policy Schedule. We may change the interest rate at any time, but the interest rate will never be greater than the maximum interest rate that is listed in your Policy Schedule.


Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan and transfer an amount equal to the additional loan amount on a pro-rata basis from each of your investment options to the Loan Account.

Investor Alert

     o Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:

          o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.

          o Interest charged on borrowed amounts may be treated as an additional loan.

          o Outstanding Indebtedness is subtracted when determining your Death Benefit. Loan Repayments

You can repay all or part of your loan at any time while the Insured is living. When you make a payment towards the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.

Cancellation Based on Indebtedness

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Deduction and Monthly Expense Charge for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 31 days before we terminate your Policy. This notice will tell you the minimum amount that you must pay to keep your Policy in effect. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

                             WITHDRAWING YOUR MONEY


There may be times when you need to withdraw money from your Policy. If you withdraw money from your Policy or cancel your Policy, you may have to pay a Surrender Charge. Surrender Charges are explained on pages 28 - 29.


Partial Withdrawals

After you have owned your Policy for one year, you may withdraw a portion of your money from your Policy by sending written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Columbus Life Variable Service Center at 800.677.9595.

The following guidelines apply to partial withdrawals:

     o You must include your Policy number or other information that identifies your Policy and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $500.

     o No partial withdrawal may be made that would reduce your Net Cash Surrender Value below $250.

     o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year.

     o If you have death benefit Option 1, each partial withdrawal will generally reduce your Specified Amount and you will pay a Surrender Charge. Your Specified Amount will be reduced by the amount withdrawn plus any withdrawal fee and Surrender Charge.

     o The amount of your partial withdrawal may be limited because your Specified Amount cannot be reduced to less than the Minimum Issue Limit by a partial withdrawal. As a result, if your Specified Amount is equal to the Minimum Issue Limit for your Policy, you will not be able to make partial withdrawals.

Processing Withdrawals


When we process your partial withdrawal, we will deduct the amount withdrawn plus any withdrawal fees and Surrender Charges from your Account Value. We withdraw money from each of your investment options on a pro-rata basis.


Canceling Your Policy

You can cancel your Policy at any time. When you cancel your Policy, we pay you the Net Cash Surrender Value. This payment terminates your Policy and our obligations under the Policy.


The Net Cash Surrender Value will equal your Account Value, less any Indebtedness and any applicable Surrender Charge. Because investment performance, Monthly Deductions and Monthly Expense Charges affect your Account Value, loan activity affects your Indebtedness and Surrender Charges may apply, the Net Cash Surrender Value may be much less than the total of your premium payments.


To cancel your Policy, send written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Policy number or other information that identifies your Policy and your signature in your instructions. For assistance, please call the Columbus Life Variable Service Center at 800.677.9595.

Payment of Withdrawals

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o You have made a premium payment by a check that has not cleared the banking system.

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.


We reserve the right to delay payments from the Fixed Account for up to 6 months or a shorter period required by state law. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

                                  DEATH BENEFIT


Death Benefit Options

Your Death Benefit depends on the death benefit option you select. When you complete your application, you select one of 2 death benefit options (Option 1 or Option 2).


                                              Option 1                                    Option 2
What Your                    The Death Benefit will equal the greater
Beneficiary Receives         of the following amounts:

                             o  The Specified Amount, less any           o  The Specified Amount plus the Account
                                Indebtedness; or                            Value, less any Indebtedness; or

                             o  The Account Value multiplied by          o  The Account Value multiplied by the
                                the Applicable Death Benefit Factor         Applicable Death Benefit Factor (see
                                (see Supplement B), less any                Supplement B), less any Indebtedness.
                                Indebtedness.

                             We calculate these amounts as of the
                             date of the Insured's death.

Why Select This Option       Option 1 emphasizes the potential growth    Option 2 emphasizes the potential growth
                             of your Account Value. Under Option 1,      of your Death Benefit. Under Option 2,
                             any increase in your Account Value will     any increase in your Account Value will
                             decrease the risk to us relative to the     increase the amount of your Death
                             Death Benefit we must pay when the          Benefit. As a result, your Death Benefit
                             Insured dies. As a result, all other        under Option 2 will generally be greater
                             things being equal, you will pay less in    than that under Option 1 for the same
                             cost of insurance charges under Option 1    Specified Amount. However, you will pay
                             for the same Specified Amount than you      more in cost of insurance charges under
                             would under Option 2. These lower charges   Option 2 for the same Specified Amount
                             may allow your Account Value to grow        than you would under Option 1.
                             faster.

Examples                     Facts:
                             o   The Insured is less than 40
                                 years old (Applicable Death Benefit
                                 Factor = 2.50).

                             o   Your Policy's Specified Amount is
                                 $100,000.

                             o   You have never borrowed money from
                                 your Policy.

                             o   Your Account Value is $25,000.

                             Under Option 1, your Death Benefit would    Under Option 2, your Death Benefit would
                             be the greater of $100,000 and $62,500      be the greater of $125,000 ($100,000 plus
                             ($25,000 multiplied by 2.50).               $25,000) and $62,500 ($25,000 multiplied
                                                                         by 2.50).
                             Therefore, your Death Benefit would be
                             $100,000.                                   Therefore, your Death Benefit would be
                                                                         $125,000.

If your Policy has been modified by an aviation exclusion rider, your Death Benefit including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Changing Your Death Benefit Option


After you have owned your Policy for one year, you may change your death benefit option by sending written notice to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. If you change your death benefit option, your Specified Amount will also change unless you elect to keep the same Specified Amount. The change in your Specified Amount insures that your Death Benefit immediately after you change your death benefit option is the same as your Death Benefit immediately before you change your death benefit option. Also, a change in death benefit option will generally affect your cost of insurance charges. However, you will not pay any Surrender Charges solely because of a change in your death benefit option. If you change your death benefit option, we will automatically make any other changes necessary to preserve the status of the Policy as life insurance under the federal tax laws.

We must approve any changes in your death benefit option. Changes in your death benefit option are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule showing both new minimum annual premiums and schedule of Surrender Charges applicable to your Policy.


     Changing from Option 1 to Option 2

     If you change from Option 1 to Option 2, your previous Specified Amount will be reduced by your Account Value at the time of the change. We will not allow this change if it causes the new Specified Amount to fall below the Minimum Issue Limit shown on your Policy Schedule.

     If you elect to keep the same Specified Amount as before, you must provide us with proof of insurability satisfactory to us.

     Changing from Option 2 to Option 1

     If you change from Option 2 to Option 1, your previous Specified Amount will be increased by your Account Value at the time of the change.

Changing Your Specified Amount

After you have owned your Policy for one year, you may change your Specified Amount by sending a written request to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may change the Specified Amount of your Policy without changing your death benefit option. The Specified Amount must be increased or decreased by at least $25,000.


We must approve any changes in your Specified Amount. Changes in your Specified Amount are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule showing both new minimum annual premiums and schedule of Surrender Charges applicable to your Policy.


     Increasing the Specified Amount

     If the Insured's Attained Age is 75 or less, you may apply for any increase in your Specified Amount on a supplemental application. Before the increase is effective, we will require proof of insurability satisfactory to us. Any approved increase will be effective as of the date shown on the amended Policy Schedule.

     Decreasing the Specified Amount

     Only your written request is needed to decrease your Specified Amount. However, you may not decrease your Specified Amount below the Minimum Issue Limit shown on your Policy Schedule. We may also limit the amount of the decrease in order to preserve the tax status of your Policy as life insurance.

     A decrease in your Specified Amount will be applied in the following order:

     (1) We will reduce the most recent increase in your Specified Amount, if any.

     (2) We will then reduce the next most recent increase in your Specified Amount, if any.

     (3) We will continue reducing any increases in your Specified Amount until it has been reduced to your initial Specified Amount.

     (4) Finally, any remaining decreases will reduce your initial Specified Amount.

Charges for Changing Specified Amount


You will generally be charged a Surrender Charge any time you decrease your Specified Amount. However, even though it may cause a decrease in your Specified Amount, you will not be charged a Surrender Charge solely for changing your death benefit option from Option 1 to Option 2.

The amount of your Surrender Charge will depend on the amount of the decrease in Specified Amount, the number of years since the issuance of your Policy, whether or not your Specified Amount has previously changed and when previous changes in your Specified Amount occurred. If you are charged a Surrender Charge, the applicable Surrender Charge will be deducted from your Account Value on the effective date of the decrease.

                           PAYMENT OF POLICY PROCEEDS

Policy Proceeds

We will pay the proceeds of this Policy in a lump sum or under one of the Income Plans. We will pay one of 2 types of proceeds--Death Proceeds or Net Cash Surrender Value proceeds. Proceeds applied under one of the Income Plans do not vary with the investment experience of the Sub-Accounts.

                                           Death Proceeds                               Net Cash Surrender Value
When Paid?                   o   Upon the death of the Insured                   o   Upon any cancellation of the
                                                                                     Policy during the lifetime of the
                                                                                     Insured.

Who Receives Payments or     o   The Beneficiaries, or their                     o   You receive the payments.
Who are the Payees?              designated Payee(s), receive the
                                 payments.

                             o If there are no surviving Beneficiaries, the Contingent Beneficiaries who are still alive, or their designated Payee(s), receive the payments.

                             o If there are no surviving Beneficiaries or Contingent Beneficiaries, you or your estate receive the payments.

Amount of Proceeds?          o   The proceeds equal your Death Benefit plus      o   The proceeds equal your Account
                                 any insurance on the life of the Insured            Value less any applicable Surrender
                                 provided by riders.                                 Charges and less any Indebtedness on
                                                                                     the date of cancellation.

                             o   We will also pay you interest on                o   We will also pay you interest on
                                 the proceeds at not less than the                   the proceeds at not less than the
                                 rate required by law for the time                   rate required by law for the time
                                 between the date of the Insured's                   between the date the Policy is
                                 death to the date of the lump-sum                   cancelled to the date of the lump-sum
                                 payment or the date on which we apply               payment or the date on which we apply
                                 the proceeds to the selected Income                 the proceeds to the selected Income
                                 Plan.                                               Plan.

                             o If the Insured dies during a Grace Period, we will reduce the proceeds by the amount of any unpaid charges, but not by more than 3 times the sum of the Monthly Deduction and the Monthly Expense Charge.

How to Claim                 o   The Beneficiary must contact us                 o   You must write to us and tell us
Proceeds?                        for instructions and provide proof of               that you want to cancel your Policy.
                                 the Insured's death.

                             o   We may request other information                o   We may request other information
                                 before we pay the proceeds.                         before we pay the proceeds.

Selecting an Income Plan


While the Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you select an Income Plan before the Insured's death, the Beneficiary may not change the Income Plan after the Insured's death.


We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:

        Income Plan 1          Payments for Fixed Period - we make monthly
                               payments for a fixed number of years


        Income Plan 2          Payments for Life--Guaranteed Period - we make
                               monthly payments for a guaranteed period or the life of a designated person, whichever is longer

        Income Plan 3          Payments of a Fixed Amount - we make monthly
                               payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid

        Income Plan 4          Life Annuity--No Guaranteed Period - we make
                               monthly payments for the life of a designated person

        Income Plan 5          Joint and Survivor - we make monthly payments as
                               long as one of two designated persons is alive


In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We will provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

Summary of Income Plans


The total amount to be applied under an Income Plan includes both the proceeds and any interest we have paid on the proceeds.

Income Plan 1
(Payments for Fixed Period)

We will pay the proceeds in equal monthly installments for a fixed period of time, up to a maximum of 30 years. The installment payments will remain the same throughout the period of years selected.

The amount of the monthly installment payment will depend on the following:


     o    The total amount to be applied under this Income Plan; and

     o    The number of years selected for installment payments.

Income Plan 2
(Payments for Life--Guaranteed Period)


You select a guaranteed payment period of 10 or 20 years. We will make equal monthly payments for the selected guaranteed period or the life of a designated person, whichever is longer. Before we make a payment, we may require proof that the designated person is alive at the time a payment is due.

The amount of the monthly installment payment will depend on the following:

     o    The total amount to be applied under this Income Plan

     o    The gender of the designated person;

     o The age of the designated person on the effective date of this Income Plan; and

     o    The selected guaranteed period.



Income Plan 3
(Payments of a Fixed Amount)

We will pay the proceeds in equal monthly installment payments. You select the amount of the monthly installment payment, which must be at least $5 for every $1,000 of proceeds. For example, if the proceeds are $60,000, the minimum monthly installment payment is $300 ($5 x 60). The monthly installment payment will remain the same until the total amount to be applied under this Income Plan is paid. The last payment will be for the balance only. All monthly installment payments must be made in 30 years or less.


Income Plan 4
(Life Annuity--No Guaranteed Period)


We will make equal monthly payments as long as the designated person is alive. When the designated person dies, we will stop making payments, even if we have only made one payment. Before we make a payment, we may require proof that the designated person is alive at the time a payment is due.

The amount of the monthly installment payment will depend on the following:

     o    The total amount to be applied under this Income Plan;

     o    The gender of the designated person; and

     o    The age of the designated person on the effective date of this Income
          Plan.


Income Plan 5
(Joint and Survivor)

We will make equal monthly payments as long as one of the two designated persons is alive. We will stop making payments when the second of the two designated persons dies regardless of how many payments we have made. Before we make a payment, we may require proof that at least one of the designated persons is alive at the time a payment is due.

The amount of the monthly installment payment will depend on the following:

     o    The total amount to be applied under this Income Plan;

     o    The gender of each of the designated persons; and

     o The age of each of the designated persons on the effective date of this Income Plan.

                                     CHARGES


Premium Expense Charge


The premium expense charge compensates us for distribution expenses associated with the Policies. The maximum premium expense charge is 5.50% of a premium payment. The current premium expense charge is 4.75% of a premium payment.

We will deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.


Tax Charge


The tax charge covers state taxes on insurance premiums and certain federal taxes associated with distribution of the Policies. The maximum tax charge is 3.50% of a premium payment. The tax charge you pay will reflect certain federal taxes plus the actual state premium tax charged by the state in which you reside.

We will deduct the tax charge from each premium payment that we receive from you before we allocate the payment to your investment options.


Cost of Insurance Charge


You pay us a monthly cost of insurance charge for providing you with life insurance protection.


The cost of insurance charge that you pay to us depends on your Specified Amount and the Insured's Attained Age, gender and underwriting class. Various risk factors determine the underwriting class of the Insured. The cost of insurance charge is also affected by your Account Value, Indebtedness and your death benefit option.


Some examples showing how the cost of insurance charge varies are set forth below:

     o If all other relevant factors are the same, the cost of insurance on a 50-year old male is generally more than the cost of insurance on a 35-year old female. The differences in age and gender between the 2 persons affects the cost of insurance charge. The monthly cost of insurance charge for the 50-year old man is higher because he is more likely to die than the 35-year old woman.

     o A person who does not smoke is in a different underwriting class than a person who does smoke because smoking affects life expectancy. If all other relevant factors are the same, the monthly cost of insurance charge for the smoker is generally higher.

     o If your Account Value grows because of additional premium payments or a positive return from your selected investment options, and all other relevant factors are the same, the cost of insurance charge will decrease if your death benefit option is Option 1.

     o If your Account Value declines because of partial withdrawals or a negative return from your investment options and all other factors are the same, the cost of insurance charge will increase if your death benefit option is Option 1. The fluctuations in cost of insurance charge are related to the risk that we take in providing a death benefit equal to at least the Specified Amount. You pay us to assume this insurance risk. The less "at risk" we are, the lower the cost of insurance charge. Therefore, as your Account Value increases and our risk decreases, the cost of insurance charge decreases.

If all other relevant factors are the same, the monthly cost of insurance charge is the same for all insured persons of the same Attained Age, gender and underwriting classification whose policies have been in effect for the same amount of time.

The table in Supplement C shows the maximum monthly cost of insurance charge if the Insured under your Policy is in either a standard or preferred underwriting class. Your monthly cost of insurance charge may be higher than that shown in Supplement C if the Insured under your Policy is in a special or substandard underwriting class.


The maximum monthly cost of insurance charge under your Policy is shown in your Policy Schedule. At our option, we may charge less than the maximum shown in your Policy Schedule.

Monthly Deduction and Monthly Expense Charge

The Monthly Deduction includes the cost of insurance charge described above plus the cost of any additional benefits provided under your Policy by rider.

The Monthly Expense Charge covers the cost of record keeping and administering your Policy. The maximum Monthly Expense Charge is $7.00. The current Monthly Expense Charge is $6.00.

We deduct the Monthly Deduction and the Monthly Expense Charge on each Monthly Anniversary Day. We normally deduct these charges from each of your investment options on a pro-rata basis. You may elect to have these charges deducted entirely from the Fixed Account or from a single Sub-Account that you select. Please contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or call us at 800.677.9595 for assistance in making this election.

Mortality and Expense Risk Charge

In addition to our insurance risk, we assume 2 other risks: a mortality risk and an expense risk. We take a mortality risk that the Insureds will not live as long as we expect and therefore the amount of the death benefits we pay under the Policies will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policies will be greater than we expect.

You pay us to assume these risks by paying the mortality and expense risk charge. The maximum mortality and expense risk charge is 1.00% annually. The current effective annual rate of these charges is 0.90%. We can use any profit we derive from the mortality and expense risk charge to pay for general corporate expenses, including distribution and sales expenses.

On each Valuation Date, we deduct the mortality and expense risk charge from the Accumulation Unit Value of each Sub-Account. We do not impose this charge on your money in the Fixed Account.

Surrender Charge


A Surrender Charge will generally apply if:

     o    Your Policy is cancelled for any reason, including lapse.

     o    The Specified Amount of your Policy decreases because:

          o    You reduce the Specified Amount of your Policy; or

          o You withdraw money from your Policy and you have selected death benefit Option 1.

               o    During the first 14 years after the issuance of your Policy.

               o During the first 14 years after an increase in the Specified Amount.

The maximum Surrender Charge under your Policy depends upon the Insured's age, gender and underwriting class. The maximum Surrender Charge for each month in the 14-year period is shown in your Policy Schedule and in Supplement D. The maximum Surrender Charge that we may charge is $44.90 per $1,000 decrease in Specified Amount. At our option, we may charge less than the maximum shown. The Surrender Charge will be deducted from your Account Value. For example, if you are a 35-year old male tobacco abstainer, you purchase a Policy with a Specified Amount of $100,000 with you as the Insured and you cancel your Policy three years after we issue it, we would deduct a Surrender Charge of $2,400 from your Account Value.

A separate 14-year period applies to the initial Specified Amount and each increase in the Specified Amount. In this discussion, we will refer to the initial Specified Amount and each increase as a layer of insurance. If your Policy has more than one layer of insurance and your Specified Amount is decreased, we will cancel layers of insurance (or a part of a layer) in order, starting with the last layer of insurance that you purchased, until the amount cancelled equals the amount of the decrease. We will apply the appropriate Surrender Charge to each cancelled layer.

The following example should help you understand Surrender Charges.

     o You purchase a Policy with an initial Specified Amount of $200,000 on October 1, 2000. This is the first layer of insurance.

     o    You have selected death benefit Option 1.

     o You increase the Specified Amount by $100,000 on October 1, 2012. This is the second layer of insurance.

     o    Your total Specified Amount would then be $300,000.

     o You withdraw $150,000 from your Policy on October 15, 2015. Since the withdrawal amount is more than the amount of the second layer of insurance, we would cancel that layer. In addition, we would cancel a portion of the first layer of insurance.

     o We would deduct the maximum applicable Surrender Charge on the second layer from your Account Value. We would not apply a Surrender Charge to the cancelled portion of the first layer because the applicable 14-year period would have expired.

     o If the maximum Surrender Charge were $2,400, your Account Value would be reduced by $152,400.

Transfer Charge


We do not charge you for the first 12 transfers among Sub-Accounts in a Policy Year. If you make more than 12 transfers among Sub-Accounts in a Policy Year, we will charge you $10 per transfer for each additional transfer. We do not charge you for transfers made in connection with the Dollar Cost Averaging Program and we do not count these transfers when we determine the number of transfers you have made in a Policy Year. We deduct the $10 transfer charge from your Account Value.

All transfers requested on the same day will be considered a single transfer for purposes of determining transfer charges.


Withdrawal Fee


We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal. We deduct the $50 transfer charge from your Account Value.

Summary of Charges


------------------------------------------------------------------------------------------------------------------------------
                                  When Charged?                     How Much Charged?                      How Charged?
------------------------------------------------------------------------------------------------------------------------------
Premium Expense Charge                                 The maximum premium expense charge is 5.50%   We deduct these charges
                                                       of each premium payment.  The current         from each premium payment
                             When you make a premium   premium expense charge is 4.75% of each       before we allocate the
                             payment.                  premium payment.                              Net Premiums to your
                                                                                                     investment options.

Tax                                                    Charge The maximum tax charge is 3.50%
                                                       of each premium payment. The tax charge
                                                       you pay will reflect certain federal
                                                       taxes plus the actual state premium tax
                                                       charged by the state in which you
                                                       reside.

Mortality and                On each day the New       The maximum charge is 1.00% annually.         We deduct this charge
Expense Risk Charge          York Stock Exchange is    The current effective annual rate of          from the Accumulation Unit
                             open.                     the charge is 0.90%.                          Value of each Sub-Account.
                                                                                                     We do not impose this
                                                                                                     charge on your money in
                                                                                                     the Fixed Account.

Monthly Deduction                                      This charge is generally based on the cost
(cost of insurance)                                    of insurance and cost of benefits provided
                                                       by riders.  See Supplement C for the
                                                       guaranteed maximum cost of insurance
                             On each Monthly           charge. See the Riders section of this
                             Anniversary Day.          Prospectus for the cost of benefits to be
                                                       provided by rider.

Monthly Expense Charge                                 The maximum monthly expense charge is
                                                       $7.00 each month. The current monthly
                                                       expense charge is $6.00 per month.

Surrender Charge             When the Policy is        This charge is based on a specific dollar
                             surrendered or            amount, which is applied to each $1,000
                             otherwise terminates,     decrease in the portion of the Specified
                             or the Specified Amount   Amount subject to the charge.  The charge     We reduce your Account
                             decreases for any         decreases on a monthly basis after the        Value.
                             reason.                   first 10 years in the applicable 14-year
                                                       period.  The maximum Surrender Charge is
                                                       $44.90 per $1,000 decrease in the Specified
                                                       Amount. See Supplement D.  The Surrender
                                                       Charge applicable to any given Policy may
                                                       be less than the maximum Surrender Charge
                                                       described in this Prospectus.

Transfer                     Charge On transfers       $10 per transfer.
                             among Sub-Accounts
                             after the first 12
                             transfers in a
                             Policy Year.

Withdrawal Fee               On withdrawals after      $50 per withdrawal.
                             the first withdrawal
                             in a Policy Year.

                           CONTINUATION OF YOUR POLICY

Continuation of Insurance Coverage


On each Monthly Anniversary Day, we determine whether your insurance coverage will continue. If your Net Cash Surrender Value is equal to or more than the monthly charges to be charged on that Monthly Anniversary Day, your Policy will continue.

If your Net Cash Surrender Value is less than the monthly charges, then a Grace Period related to the continuation of your Policy will start unless one of the no-lapse guarantees described below applies. If neither of the no-lapse guarantees applies, and you do not make the required additional premium payment during the Grace Period, your Policy will lapse without value.

     o Monthly charges include the Monthly Deduction and the Monthly Expense Charge. The Monthly Deduction includes the amount deducted for the cost of insurance plus the cost of any additional benefits provided under your Policy by rider.

     o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.


Continuation Under the Term No-Lapse Guarantee Provision

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy, your Policy may continue under the Term No-Lapse Guarantee.

If the Term No-Lapse Guarantee applies, we guarantee that, for a specific period of time, we will not terminate your Policy or start a Grace Period related to continuation of your Policy. In this discussion, we call this specific period of time the guaranteed minimum continuation period. The guaranteed minimum continuation period applicable to your Policy is shown in your Policy Schedule.

On each Monthly Anniversary Day, we determine if your Policy meets the conditions for the Term No-Lapse Guarantee as described in Supplement E. If your Policy does not meet these conditions, then a Grace Period related to the Term No-Lapse Guarantee will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Term No-Lapse Guarantee. It cannot be reinstated. In addition, you will no longer be eligible for the Lifetime No-Lapse Guarantee described below.

Continuation Under the Lifetime No-Lapse Guarantee Provision

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy and the guaranteed minimum continuation period has expired, your Policy may continue under the Lifetime No-Lapse Guarantee.

As long as the Lifetime No-Lapse Guarantee applies, we guarantee that we will never terminate your Policy or start a Grace Period related to continuation of your Policy.

The Lifetime No-Lapse Guarantee will apply only if:

     o You met the conditions for maintaining the Term No-Lapse Guarantee throughout the guaranteed minimum continuation period.

     o    The guaranteed minimum continuation period has expired.

On each Monthly Anniversary Day after the expiration of the guaranteed minimum continuation period, we determine if your Policy meets the conditions for Lifetime No-Lapse Guarantee as described in Supplement E. If your Policy does not meet these conditions, then a Grace Period related to the Lifetime No-Lapse Guarantee will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Lifetime No-Lapse Guarantee. It cannot be reinstated.

Additional Information About No-Lapse Guarantees

     o Supplement E to this Prospectus contains a description of the procedures we use to determine if your Policy meets the conditions for the Term No-Lapse Guarantee or the Lifetime No-Lapse Guarantee.

     o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Minimum Annual Premiums

Your minimum annual premiums for the Term No-Lapse Guarantee and the Lifetime No-Lapse Guarantee are shown in your Policy Schedule. We use the minimum annual premiums to determine if you have met the conditions for continuing your insurance coverage under these provisions.


If you make any changes in your Policy that result in a change in the Monthly Deduction, we will determine new minimum annual premiums. We will send you a new Policy Schedule showing the new minimum annual premiums.

Policy Lapse

If a Grace Period related to the continuation of your Policy ends, you have not paid the minimum additional premium needed to continue your Policy and neither no-lapse guarantee applies, your Policy will lapse and you will not receive any money from us because the Net Cash Surrender Value of your Policy will have been reduced to zero.

Reinstatement

If your Policy was terminated but the Insured is still living, you can ask us to reinstate your Policy at any time during the 5-year period after the Grace Period ended. We will reinstate your Policy if:

     o    We receive satisfactory evidence of insurability.

     o You pay a premium that increases your Net Cash Surrender Value to an amount equal to or greater than:

          o All costs and charges that we would have deducted from your Account Value on each Monthly Anniversary Day from the date of termination to the date of reinstatement; and

          o The Monthly Deductions and Monthly Expense Charges for the next 3 months.

     o You repay or reinstate any Indebtedness that was outstanding on the date of termination.

If you do not maintain the Term No-Lapse Guarantee, we will not reinstate this guarantee and you will not be eligible for the Lifetime No-Lapse Guarantee. If you do not maintain the Lifetime No-Lapse Guarantee, we will not reinstate this guarantee.

Grace Periods

A Grace Period is a 61-day period that starts on the day after we mail you the applicable notice. Under certain circumstances, the Grace Periods related to the continuation of your Policy and the continuation of the no-lapse guarantees may overlap or start at the same time. The chart below shows how Grace Periods work.


--------------------------------------------------------------------------------------------------------------------------------
                        Continuation of Your Policy        Continuation of Term               Continuation of Lifetime
                                                           No-Lapse Guarantee                 No-Lapse Guarantee
--------------------------------------------------------------------------------------------------------------------------------
When Does a Grace       o  A Grace Period related          o  A Grace Period related          o  A Grace Period related
Period Start?              to the continuation of your        to the Term No-Lapse               to the Lifetime No-Lapse
                           Policy will start if:              Guarantee will start if your       Guarantee will start if:
                                                              Policy does not meet the
                           o  Your Net Cash Surrender         conditions for this guarantee.  o  You maintained your
                              Value is not sufficient on                                         Term No-Lapse Guarantee
                              a Monthly Anniversary Day.                                         throughout the guaranteed
                                                                                                 minimum continuation period;
                           o  Neither No-Lapse
                              Guarantee applies.                                              o  The guaranteed minimum
                                                                                                 continuation period has
                                                                                                 expired; and

                                                                                              o  Your Policy does not meet
                                                                                                 the conditions for this
                                                                                                 guarantee.

What Will the Notice    o  The notice will tell            o  The notice will tell            o  The notice will tell
Tell Me?                   you the amount of the minimum      you the amount of the minimum      you the amount of the minimum
                           additional premium you must        additional premium you must        additional premium you must
                           pay to keep your Policy in         pay to maintain the Term           pay to maintain the Lifetime
                           effect.                            No-Lapse Guarantee.                No-Lapse Guarantee.

What If I Make the      o  If you make the                 o  If you make the                 o  If you make the
Payment Within the         required additional premium        required additional premium        required additional premium
Grace Period?              payment during the Grace           payment during the Grace           payment during the Grace
                           Period, your Policy will           Period, the Term No-Lapse          Period, the Lifetime No-Lapse
                           continue to be effective.          Guarantee will continue to be      Guarantee will continue to be
                                                              effective.                         effective.

What If I Do Not Make   o  If you do not make the          o  If you do not make the          o  If you do not make the
the Payment Within         required additional premium        required additional premium        required additional premium
the Grace Period?          payment during the Grace           payment during the Grace           payment during the Grace
                           Period, your Policy will           Period, you will lose the          Period, you will lose the
                           terminate at the end of the        Term No-Lapse Guarantee.           Lifetime No-Lapse Guarantee.
                           Grace Period without value.
                                                           o  In addition, if you do          o  This no-lapse guarantee
                                                              not make the required              cannot be reinstated.
                                                              additional premium payment
                                                              during the Grace Period, you
                                                              will lose the Lifetime
                                                              No-Lapse Guarantee.

                                                           o  These no-lapse guarantees
                                                              cannot be reinstated.

What if the Insured     o  If the Insured dies
Dies During the Grace      during the Grace Period,
Period?                    we will reduce the Death
                           Proceeds by the amount of
                           any unpaid charges up to 3
                           times the sum of the Monthly
                           Deduction and the Monthly
                           Expense Charge.


We will mail Grace Period notices to you at your address as shown on our records. We will also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records.

                                     RIDERS


Each rider's description in this Prospectus is subject to the specific terms of the rider as each contains definitions, contractual limitations and conditions. Issue age or other restrictions may apply to a rider. Rider provisions may vary slightly from state to state according to state laws. All riders may not be available in your state. You should review any rider before purchasing it.


Included Rider

The insurance benefit (or rider) summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted. You should ask your insurance agent if this insurance benefit is available in your state.

Accelerated Death Benefit Rider


Benefit Summary:        Enables you to obtain an advance against the Death
                        Benefit upon diagnosis of fatal illness

Benefit Description:    When the Insured is diagnosed with a fatal illness, we
                        will make special loans to you secured by the Death
                        Benefit payable under the Policy. The cumulative maximum amount of these special loans is the lesser of:

                        o     $250,000; or

                        o 60% of the difference between your Death Benefit and the maximum amount you are able to borrow from your Policy.

                        Multiple special loan advances are permitted during the 12-month period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge you interest at an annual rate of 8%, or such lesser amount as may be required by state law, on all special loans we make to you.


                        Some or all of the special loan advances may be considered taxable by the Internal Revenue Service. You should consult your tax adviser before requesting an advance under this rider.

                        The Death Proceeds will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.


Excluded Coverage:      This advance must be voluntarily elected. It is not
                        available if:

                        o You are required to elect this benefit by law to meet the claims of creditors; or

                        o You are required to elect this benefit by a government agency in order to apply, keep or maintain a government benefit.

Cost of Benefits:       No charge until elected, and then we reserve the right
                        to assess an administrative charge of up to $150.00 and we charge interest on the advance.

Termination of          The benefits terminate on the earlier of:
Benefits:
                        o     The date your Policy ends; or

                        o The date the cumulative maximum amount has been advanced.

Optional Riders

Subject to certain underwriting and other requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. We will deduct the cost of any rider as part of the Monthly Deduction. Each available optional insurance benefit (or rider) is summarized below.

Accidental Death Rider


Benefit Summary:        Pays an additional death benefit if the Insured's death
                        is caused by accidental bodily injury.

Benefit Description:    You select the Accidental Death Benefit Amount. The
                        Accidental Death Benefit Amount will be added to the Death Proceeds and paid under the same Income Plan.

                        Under certain circumstances, we will pay 2 times your Accidental Death Benefit Amount.

Excluded Coverage*:     We will not pay an Accidental Death Benefit if the
                        Insured's injury or death resulted from certain risks, such as suicide, certain travel in aircraft, certain use of drugs and participation in an activity while intoxicated.

Cost of Benefits:       Depends on the Insured's Attained Age and selected
                        Accidental Death Benefit Amount.

Termination of          The benefits terminate at the earliest of:
Benefits:
                        o     The date your Policy ends;

                        o     The date you cancel the rider; or

                        o The day before the Policy Anniversary on which the Insured is 70 years old.


Insured Insurability Rider


Benefit Summary:        Provides an option to purchase additional insurance on
                        the life of the Insured without evidence of insurability.

Benefit Description:    We provide you an option to purchase additional
                        insurance on the life of the Insured without evidence of insurability. The Insured Insurability Option Amount you select is the amount of additional insurance you have the option to purchase.

                        Under most circumstances, the options may be exercised on each regular option date. The regular option dates are the Policy Anniversaries that occur after the Insured is ages 25, 28, 31, 34, 37 and 40.

                        The options may also be exercised on alternate option dates. An alternate option date occurs on the 90th day following each of the following:

                        o     Insured's marriage;

                        o     Birth of a living child of Insured; and

                        o Adoption of a child by Insured. The exercise of an option on an alternate option date cancels the next regular option date still available.

Excluded Coverage*:     N/A

Cost of Benefits:       Depends on the Insured's Attained Age and selected
                        Insured Insurability Option Amount.

Termination of          The benefits terminate on the earliest of:
Benefits:
                        o     The date your Policy ends;

                        o     The date you cancel the rider; or

                        o The Policy Anniversary on which the Insured is 40 years old.

* If your Policy has been modified by an aviation exclusion rider, your Death Benefit, including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Disability Credit Rider


Benefit Summary:        Makes premium payments equal to the "Credit Amount"
                        while you are disabled, as "disabled" is defined in the rider.

Benefit Description:    You select the Credit Amount. The Credit Amount is the
                        annual amount of premium payments we will pay under this optional policy benefit. The Credit Amount must always be:

                        o Greater than or equal to your minimum annual premium for the Term No-Lapse Guarantee; and

                        o Less than or equal to your minimum annual premium for the Lifetime No-Lapse Guarantee.


                        Your Credit Amount may be adjusted if either minimum annual premium changes.

                        We make a premium payment of 1/12 of the Credit Amount for each month you are disabled. This amount may or may not be sufficient to keep your Policy in effect.

Excluded Coverage:      Disabilities that result from the following are not
                        covered:

                        o     Self-inflicted injuries

                        o     A declared or undeclared war

                        o Injuries or diseases that first manifest while this optional insurance benefit is not in force


Cost of Benefits:       Depends on the Insured's Attained Age and selected
                        Credit Amount.

Termination of          The benefits terminate on the earliest of:
Benefits:

                        o     The date your Policy ends;

                        o     The date you cancel the rider; or

                        o The day before the Policy Anniversary on which the Insured is 60 years old, unless such benefits are being paid at that time.

Children's Term Rider

Benefit Summary:        Pays a death benefit if an Insured Child dies.

Benefit Description:    You select the Children's Term Benefit Amount that will
                        be applicable to each Insured Child. The Children's Term
                        Benefit Amount will be paid upon the death of an Insured
                        Child and can be paid under an Income Plan.


                        Under most circumstances, if the Insured dies, the insurance on each Insured Child provided by this rider will become fully paid-up nonparticipating term insurance and will continue until each Insured Child's 23rd birthday. After an Insured Child is age 18, that Insured Child may convert the term insurance policy to a whole life plan.

Excluded Coverage:      This rider provides coverage only for Insured Children
                        of the Insured. An Insured Child includes any child of the Insured who was at least 15 days old and less than 18 years old when named in the application. An Insured
                        Child also includes any child at least 15 days old, who after the date of application for this rider, was born of any marriage of the Insured or was adopted by the Insured when less than 18 years of age.


Cost of Benefits:       Depends only on selected Children's Term Benefit
                        Amounts.

Termination of          The benefits terminate on the earliest of:
Benefits:
                        o     The date your Policy ends;

                        o     The date you cancel the rider;

                        o The day before the Policy Anniversary on which the Insured is 65 years old;

                        o On an Insured Child's 23rd birthday, for that Insured Child; or

                        o The day an Insured Child exercises the conversion option, for that Insured Child.

Other Insured Rider


Benefit Summary:        Pays a death benefit if an Other Insured dies.


Benefit Description:    For each Other Insured that you name in your
                        application, you select an Other Insured Benefit Amount.
                        The Other Insured Benefit Amount will be paid to the designated beneficiary upon the death of an Other
                        Insured and can be paid under an Income Plan.

                        Under most circumstances, if the Insured dies, each Other Insured has the right to convert the coverage to a new life insurance policy.

                        Until the Policy Anniversary on which an Other Insured is age 85, that Other Insured may convert the coverage to any life insurance policy (other than term insurance) that we regularly issue.

Excluded Coverage:      N/A

Cost of Benefits:       Depends on each Other Insured's Attained Age, gender and
                        underwriting class and selected Other Insured Benefit
                        Amounts.

Termination of          The benefits terminate on the earliest of:
Benefits:
                        o     The date your Policy ends;

                        o     The date you cancel the rider;

                        o The day before the Policy Anniversary on which the Insured is 100 years old;

                        o The day before the Policy Anniversary on which the Other Insured is 95 years old, for that Other Insured; or

                        o The day an Other Insured exercises the conversion options, for that Other Insured.

                       OTHER INFORMATION ABOUT YOUR POLICY

Policy is a Contract

The Policy is a legal contract between you and us to insure the life of the person named in the application as the Insured. We provide the insurance coverage and other benefits described in the Policy in exchange for your completed application and your premium payments.

When we refer to the Policy, we mean the entire contract, which consists of:


     o    The basic policy;

     o    The application;

     o    Any supplemental applications; and

     o Any optional policy benefits, riders or endorsements that add provisions or change the terms of the basic policy.


The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.


The Policy is subject to the laws of the state in which it is issued. To the extent that the Policy may not comply with the applicable state law, we will interpret it so that it complies.


Modification of Policy

Upon notice to you, we may modify your Policy:


     o If such modification is necessary to make the Policy comply with any law or regulation issued by a governmental agency applicable to the Policy;

     o If such modification is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

     o If such modification is necessary to reflect a change in the operation of the Company, Separate Account 1 or the Sub-Accounts; or

     o If such modification adds, deletes or otherwise changes Sub-Account options.


We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of a modification, we may make appropriate endorsement to the Policy to reflect the modification.

Your insurance agent cannot change any of the terms of your Policy, extend the time for making premium payments or make any other agreement that would be binding on us.

Extended Maturity Benefit

On the Policy Anniversary after the Insured turns age 100, the total of the then current value of your Sub-Accounts and the then current value of your Loan Account, plus interest due and unpaid, will be automatically transferred to the Fixed Account. Your total value in the Fixed Account will then be reduced by the amount of any outstanding Indebtedness. After that time, we will not accept any further premium payments, we will not deduct further charges, we will not permit you to transfer your money from the Fixed Account, we will not permit any additional loans and your death benefit option will be changed to Option 2. Unless you were older than age 75 on the Policy Date, we will not decrease your Specified Amount by your Account Value when we change your death benefit option to Option 2. Your Policy will continue in effect until the Insured's death or until the Policy is surrendered for its Net Cash Surrender Value.

Conversion to a Fixed Policy

You may elect to convert your Policy to a fixed policy at any time:


     o Within 24 months of your Policy Date or such other period as may be required by state law; or

     o    Within 60 days of the later of:

          o notification of a change in the investment policy of Separate Account 1; or

          o    the effective date of the change.


If you elect to convert your Policy, we will transfer the entire value of your investment in the Sub-Accounts to the Fixed Account. We will not charge you for this transfer. After the date of your election to convert your Policy, Net Premiums may not be allocated and transfers may not be made to any of the Sub-Accounts. All other terms and charges of your Policy will continue to apply.


Where required by state law, we will convert your Policy to a permanent whole life plan of insurance that was available for purchase on your Policy Date.


Confirmations and Statements


We will send you confirmation statements of premium payments, loans, transfers, and withdrawals as required by law. We will also send you periodic statements showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that period.


If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines


We use certain guidelines to determine when we will process your Policy application and other instructions. These processing guidelines determine your Policy Date and the effective date of instructions that you send to us. The effective date depends upon:

     o Whether we receive your application or instructions before or after the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time);

     o    Whether the New York Stock Exchange is open at that time; and

     o    Whether your application and instructions are in good order.


Also, we cannot determine your Policy Date or the effective date of your Policy until we have received the initial minimum premium payment required to issue your Policy.

If you are the sole owner of the Policy, you must sign the Policy application and other instructions. If you and another person are joint owners of your Policy, you and your joint owner must both sign your Policy application and instructions.

Required Note on Computations

Calculations are based on the mortality table shown in your Policy Schedule.

We have filed a detailed statement of our computations with the applicable state insurance departments. The values under this Policy are not less than those required by the law of your state. Any benefit provided by an attached rider will not increase these values unless stated in the rider.

The method used in calculating Policy values will be based on the actuarial procedures that recognize the variable nature of this Policy.

Projection of Benefits and Values

In addition to any examples and illustrations provided to you by your insurance agent, you may request that we send you a hypothetical illustration of Policy benefits and values. We may charge a reasonable fee to provide this information to you.

Incontestability

We issue the Policy in reliance on the answers you provided in the application and any supplemental applications. These answers are considered representations, and not warranties. We have assumed that all these answers are true and complete. If they are not, we may have the right to contest and void the Policy as if it had not been issued. Except for cases involving termination of the Policy or fraud, we will not contest:

     o The Policy after the Policy has been in effect for 2 years during the Insured's lifetime

     o Any increase in Specified Amount after the increase has been in effect for 2 years during the Insured's lifetime

     o Any rider attached to the Policy after the rider has been in effect for 2 years

During these 2-year periods, we may contest the validity of your Policy, any increase in Specified Amount or the validity of any riders based on material misstatements made in the application or any supplemental application. No statement will be used in contesting a claim unless it is in an application or supplemental application and a copy of the application is attached to the Policy.


Except as otherwise required by state law, if your Policy is reinstated after termination, the 2-year period of contestability begins on the reinstatement date. If the Policy has been in effect for 2 years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than 2 years, it will be contestable as to statements made in the reinstatement application as well as the initial application and supplemental applications.


Suicide Exclusion


Your Policy does not cover suicide by the Insured, whether sane or insane, during the 2-year period beginning with the Policy Date. If the Policy is in effect and the Insured commits suicide during this 2-year period, we will not pay the Death Benefit but will pay you the greater of the following amounts:

     o Your premium payments, less any Indebtedness, less any previous withdrawals, and less all monthly costs of insurance on all persons other than the Insured ever covered by rider; or

     o    The Net Cash Surrender Value.


We will not pay any Death Benefit in these circumstances.

With respect to any increase in Specified Amount, we will not pay death benefits if the Insured, whether sane or insane, commits suicide within 2 years from the effective date of the increase. If the Policy has been in effect for more than 2 years after the Policy Date but less than 2 years from an increase in Specified Amount, we will return the monthly costs of insurance charged for the increase and pay death benefits based on the previous Specified Amount (on which the 2-year suicide exclusion has expired).

This provision also applies to any rider attached to the Policy. The 2-year period begins on the rider's date of issue.


In some states the suicide exclusion period may be less than 2 years and may contain other limitations.

Except as otherwise required by state law, if your Policy terminates and is later reinstated, we will measure the 2-year time period from the effective date of reinstatement. Any premium payment refund will be limited to premiums paid on or after the effective date of reinstatement.


Termination of Your Policy

Your Policy will terminate and all insurance coverage under the Policy will stop in the following instances:


     o As of the date on which we receive notice from you requesting that the Policy be cancelled

     o As of the date the Insured dies (although some riders may provide benefits for other covered persons beyond the Insured's death)

     o As of the date a Grace Period related to the continuation of your Policy expires

     o As of 31 days, or such other period as may be required by state law, after we mail you a notice that your Indebtedness exceeds your Cash Surrender Value less the Monthly Deduction and the Monthly Expense Charge for the current month unless you make the necessary premium payment to continue the Policy


No Dividends

The Policies are "non-participating," which means that they do not pay dividends.

Misstatement of Age or Gender

If the age or gender of the Insured is misstated in information sent to us, we will change any benefits under the Policy to those benefits that your cost of insurance charge for the month of death would provide if the correct age and gender had been stated. If we do not discover the misstatement until after the payment of the Policy proceeds under one of the Income Plans has started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Telephone Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number
(PIN) or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Assignment


Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of an assignment.

                    INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds


You may allocate all or part of your Net Premiums to one or more Sub-Accounts. You may also transfer amounts among the Sub-Accounts or make limited transfers from the Fixed Account to the Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Fund of the AIM Variable Insurance Funds, Inc. (AIM), The Alger American Fund (Alger), Deutsche Asset Management VIT Funds (Deutsche), Fidelity(R) Variable Insurance Products Funds (Fidelity), MFS(R) Variable Insurance TrustSM (MFS), PIMCO Variable Insurance Trust (PIMCO) or Touchstone Variable Series Trust (Touchstone).


Each Sub-Account buys shares of the corresponding Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.


The following table contains general information about the investment advisor, investment objective and principal investment strategies of each Fund in which a corresponding Sub-Account invests. The Fund advisors and sub-advisors cannot guarantee that the Funds will meet their investment objectives nor is there any guarantee that your Account Value will equal or exceed the total of your Net Premiums. More complete information about each Fund, including information about its risks, performance and other investment strategies, is included in the prospectus of each Fund. Please read each prospectus carefully before you purchase a Policy or make other decisions about your investment options.


A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available funds because you will pay additional charges related to your Policy, such as the mortality and expense risk charge.


We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the Funds' advisors, distributors, and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the Funds.

AIM Variable Insurance Funds
Advisor: A I M Advisors, Inc.

AIM V.I. Growth Fund

Investment     The Fund seeks to achieve growth of capital.
Objective:

Principal      The Fund seeks to meet its objective through investment in common
Investment     stocks of seasoned and better capitalized companies considered to
Strategies:    have strong earnings momentum. The Fund may invest up to 25% of its assets in foreign securities. The portfolio manager focuses on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The Fund may engage in active and frequent trading of portfolio securities.


AIM V.I. Government Securities Fund

Investment     The Fund seeks to achieve a high level of current income
Objective:     consistent with reasonable concern for safety of principal.

Principal      The Fund seeks to meet its objective by investing in debt
Investment     securities issued, guaranteed or otherwise backed by the U.S.
Strategies:    Government. The Fund invests primarily in U.S. Treasury
               obligations and obligations issued or guaranteed by U.S.
               Government agencies and instrumentalities.



The Alger American Fund
Advisor: Fred Alger Management, Inc.

Alger American Small Capitalization Portfolio

Investment     The Portfolio seeks long-term capital appreciation.
Objective:

Principal      The Portfolio focuses on small, fast-growing companies that offer
Investment     innovative products, services or technologies to a rapidly
Strategies:    expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell
               2000 Growth Index or the S&P SmallCap 600 Index.


Alger American Growth Portfolio

Investment     The Portfolio seeks long-term capital appreciation.
Objective:

Principal      The Portfolio focuses on growing companies that generally have
Investment     broad product lines, markets, financial resources and depth of
Strategies:    management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Deutsche Asset Management VIT Funds
Advisor: Deutsche Asset Management, Inc.

Deutsche VIT EAFE(R) Equity Index Fund


Investment     The Fund seeks to match, as closely as possible (before deduction
Objective:     of expenses) the performance of the Morgan Stanley Capital
               International (MSCI) Europe, Asia and Far East (EAFE(R)) Index, a capitalization-weighted index of common stock of approximately
               1,100 companies located outside of the U.S.

Principal      The Fund invests primarily in a statistically selected sample of
Investment     the securities of companies that comprise the EAFE(R)Index.
Strategies:



Deutsche VIT Equity 500 Index Fund


Investment     The Fund seeks to match the performance of the S&P 500.
Objective:

Principal      Under normal circumstances, the Fund will invest at least 80% of
Investment     its assets in stocks of companies included in the S&P 500 Index
Strategies:    and in derivative instruments, such as future contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The Fund's securities are weighted to attempt to make the Fund's total investment characteristics similar to those of the S&P 500 Index as a whole.



Deutsche VIT Small Cap Index Fund


Investment     The Fund seeks to match, as closely as possible (before deduction
Objective:     of expenses), the performance of the Russell 2000 Index, an index that emphasizes stocks of small U.S. companies.

Principal      The Fund invests primarily in a statistically -selected sample of
Investment     the securities found in the Russell 2000 Index.
Strategies:




Fidelity(R) Variable Insurance Products Funds
Advisor: Fidelity Management and Research Company

Fidelity VIP Equity-Income Portfolio--Service Class 2


Investment     The Portfolio seeks reasonable income and will consider the
Objective:     potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500.

Principal      The Portfolio normally invests at least 65% of the Portfolio's
Investment     total assets in income-producing equity securities. The Portfolio
Strategies:    may also invest its assets in other types of equity securities and debt securities, including lower-quality debt securities.



Fidelity VIP Contrafund(R) Portfolio--Service Class 2


Investment     The Portfolio seeks long-term capital appreciation.
Objective:

Principal      The Portfolio normally invests its assets primarily in common
Investment     stocks. The Portfolio invests its assets in securities of
Strategies:    companies it believes are undervalued by the public.

Fidelity VIP Growth & Income Portfolio--Service Class 2


Investment     The Portfolio seeks a high total return through a combination of
Objective:     current income and capital appreciation.

Principal      The Portfolio normally invests a majority of its assets in common
Investment     stocks with a focus on those that pay current dividends and show
Strategies:    potential for capital appreciation. The Portfolio may also invest its assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends but offer prospects for future income or capital appreciation.



Fidelity VIP Growth Portfolio--Service Class 2


Investment     The Portfolio seeks to achieve capital appreciation.
Objective:

Principal      The Portfolio normally invests its assets primarily in common
Investment     stocks of companies it believes have above-average growth
Strategies:    potential.



Fidelity VIP Asset Manager(SM)--Service Class2


Investment     The Portfolio seeks to obtain high total return with reduced risk
Objective:     over the long-term by allocating its assets among stocks, bonds and short-term instruments.

Principal      The Portfolio allocates its assets among the following classes,
Investment     or types, of investments. The stock class includes equity
Strategies:    securities of all types. The bond class includes all the
               varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.



Fidelity VIP Balanced Portfolio--Service Class 2


Investment     The Portfolio seeks both income and growth of capital.
Objective:

Principal      The Portfolio seeks to maintain a balance between stocks and
Investment     bonds. When the Portfolio's outlook is neutral, it will invest
Strategies:    approximately 60% of its assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower quality debt securities. The Portfolio may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of its total assets in fixed-income senior securities (including debt securities and preferred stock).



Fidelity VIP Mid Cap Portfolio--Service Class 2


Investment     The Portfolio seeks long-term growth of capital.
Objective:

Principal      The Portfolio normally invests its assets primarily in common
Investment     stocks. The Portfolio normally invests at least 65% of its total
Strategies:    assets in securities of companies with medium market
               capitalization. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

MFS(R) Variable Insurance Trust(SM)
Advisor: Massachusetts Financial Services Company

MFS Capital Opportunities Series-Service Class


Investment     The Fund seeks capital appreciation.
Objective:

Principal      The Fund invests, under normal market conditions, at least 65% of
Investment     its total assets in common stocks and related securities, such as
Strategies:    preferred stocks, convertible securities and depositary receipts for those securities. The Fund focuses on companies that it believes have favorable growth prospectus and attractive valuations based on current and expected earnings or cash flow.
               The Fund's investments may include securities listed on a securities exchange or traded in the over-the counter markets.



MFS Emerging Growth Series-Initial Class


Investment     The Fund seeks to provide long-term growth of capital.
Objective:

Principal      The Fund invests primarily (at least 65% of total assets) in the
Investment     common stocks of companies believed to be early in their life
Strategies:    cycle but have the potential to become major enterprises
               (emerging growth companies) or major enterprises whose rates of earnings growth are expected to accelerate. The portfolio manager selects securities based upon fundamental analysis. The Fund may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.



MFS Investors Trust Series-Initial Class


Investment     The Fund's objective is to seek long-term growth of capital with
Objective:     a secondary objective to seek reasonable current income. This
               Fund was formerly called "MFS VIT Growth with Income Series".

Principal      The Fund invests primarily (at least 65% of total assets) in
Investment     equity securities. The Fund generally focuses on companies with
Strategies:    larger market capitalizations that the portfolio manager believes have sustainable growth prospects and attractive valuation based on current and expected earnings or cash flow. The Fund also seeks to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index. The
               Fund may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.



MFS Mid Cap Growth Series--Service Class

Investment     The Fund's investment objective is long-term growth of capital.
Objective:

Principal      The Fund invests, under normal market conditions, at least 65% of
Investment     its total assets in common stocks and related securities, such as
Strategies:    preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalization that the Fund believes have above-average growth potential. Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell
               Midcap Growth Index range at the time of the Fund's investment.
               Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Fund's 65% investment policy.

MFS New Discovery Series--Service Class


Investment     The Fund's investment objective is capital appreciation.
Objective:

Principal      The Fund invests, under normal market conditions, at least 65% of
Investment     its total assets in equity securities of emerging growth
Strategies:    companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for the securities. Emerging growth companies are companies that the Fund believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises; or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Although emerging growth companies may be of any size, the Fund will generally focus on smaller cap emerging growth companies that are early in their life cycle.




PIMCO Variable Insurance Trust
Advisor: Pacific Investment Management Company LLC

PIMCO Long-Term U.S. Government Bond Portfolio-Administrative Class


Investment     The Fund seeks to maximize total return, consistent with the
Objective:     preservation of capital and prudent investment management.


Principal      The Fund invests primarily (up to 65% of assets) in U.S.
Investment     Government securities. The U.S. Government securities may be
Strategies:    represented by options and futures contracts. The Fund may invest in other fixed income instruments and may invest all of its assets in derivative instruments or in mortgage-backed securities.

Touchstone Variable Series Trust
Advisor: Touchstone Advisors, Inc.

Touchstone International Equity Fund
Sub-Advisor: Credit Suisse Asset Management


Investment     The Fund seeks to increase the value of its shares over the
Objective:     long-term.


Principal      The Fund invests primarily (at least 80% of total assets) in
Investment     equity securities of foreign companies and will invest in at
Strategies:    least 3 countries outside the United States. The Fund focuses on companies located in Europe, Australia and the Far East. A large portion of those non-U.S. equity securities may be issued by companies active in emerging market countries (up to 40% of total assets). The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20% of total assets), including non-investment grade debt securities rated as low as B.


Touchstone Emerging Growth Fund
Sub-Advisors: TCW Investment Management Company, Inc.
Westfield Capital Management Company, Inc.


Investment     The Fund seeks to increase the value of its shares as a primary
Objective:     goal and to earn income as a secondary goal.

Principal      The Fund invests primarily (at least 65% of total assets) in the
Investment     common stocks of smaller, rapidly growing (emerging growth)
Strategies:    companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.



Touchstone Small Cap Value Fund
Sub-Advisor: Todd Investment Advisors, Inc.


Investment     The Fund seeks long-term growth of capital.
Objective:

Principal      The Fund invests primarily (at least 75% of total assets) in the
Investment     common stocks of small to medium capitalization companies that
Strategies:    the portfolio manager believes are undervalued. The portfolio manager looks for stocks that are priced lower than they should be, and also contain a catalyst for growth. The Fund may also invest up to 5% of its assets (at the time of purchase) in any one company. The Fund will limit its investments so that the percentage of the Fund's assets invested in a particular industry will not be more than double the percentage of the industry in the Russell 2000 Index.



Touchstone Growth/Value Fund
Sub-Advisor: Mastrapasqua & Associates, Inc.

Investment     The Fund seeks long-term capital appreciation primarily through
Objective:     equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

Principal      The Fund invests primarily in stocks of domestic large-cap growth
Investment     companies that the portfolio manager believes have a demonstrated
Strategies:    record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

Touchstone Equity Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment     The Fund seeks long-term growth of capital by investing primarily
Objective:     in growth-oriented stocks.

Principal      The Fund invests primarily (at least 65% of total assets) in a
Investment     diversified portfolio of common stocks which are believed to have
Strategies:    growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.


Touchstone Enhanced 30 Fund
Sub-Advisor: Todd Investment Advisors, Inc.


Investment     The Fund seeks to achieve a total return which is higher than the
Objective:     total return of the Dow Jones Industrial Average (DJIA).

Principal      The Fund's portfolio is based on the 30 stocks which comprise the
Investment     DJIA. The portfolio manager seeks to surpass the total return of
Strategies:    the DJIA by substituting stocks that offer above average growth potential for these stocks in the DJIA that appear to have less growth potential. The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio.



Touchstone Value Plus Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment     The Fund seeks to increase the value of its shares over the
Objective:     long-term.

Principal      The Fund invests primarily (at least 65% of total assets) in
Investment     common stock of larger companies that the portfolio manager
Strategies:    believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages and are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. Also, up to 70% of total assets may be invested in large cap companies and up to 30% may be invested in mid cap companies.


Touchstone Growth & Income Fund

Sub-Advisor: Zurich Scudder Investments, Inc.

Investment     The Fund seeks to increase the value of its shares over the
Objective:     long-term, while receiving dividend income.

Principal      The Fund generally invests (at least 50% of total assets) in
Investment     dividend-paying common stocks, preferred stocks and convertible
Strategies:    securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

               The Fund invests in stocks with lower valuations than the broad market that, in the portfolio manager's view, have improving fundamentals. The portfolio manager focuses on investing in the largest 1000 U.S. companies and the largest 100 American Depository Receipts (ADRs).

Touchstone Balanced Fund
Sub-Advisor: OpCap Advisors, Inc.

Investment     The Fund seeks to achieve both an increase in share price and
Objective:     current income.


Principal      The Fund invests in both equity securities (generally about 60%
Investment     of total assets) and debt securities (generally about 40%, but at
Strategies:    least 25%). The debt securities will be rated investment grade or at the highest levels of non-investment grade.



Touchstone High Yield Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment     The Fund seeks to achieve a high level of current income as its
Objective:     main goal with capital appreciation as a secondary goal.


Principal      The Fund invests primarily (at least 65% of total assets)in
Investment     non-investment grade debt securities of domestic corporations.
Strategies:    Non-investment grade debt securities are often referred to as
               "junk bonds" and are considered speculative. The fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.



Touchstone Bond Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment     The Fund seeks to provide a high level of current income as is
Objective:     consistent with the preservation of capital.


Principal      The Fund invests primarily in higher quality investment grade
Investment     debt securities (at least 65% of total assets). The Fund's
Strategies:    investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between 5 and 15 years.



Touchstone Standby Income Fund
Sub-Advisor:  Fort Washington Investment Advisors, Inc.

Investment     The Fund seeks to provide a higher level of current income than a
Objective:     money market fund, while also seeking to prevent large
               fluctuations in the value of investments by separate accounts.
               The Fund does not try to keep a constant $1.00 per share net asset value.


Principal      The Fund invests mostly in various types of money market
Investment     instruments. All investments will be rated at least investment
Strategies:    grade. On average, the securities held by the Fund will mature in less than one year.



Touchstone Money Market Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.

Investment     The Fund seeks high current income, consistent with liquidity and
Objective:     stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share. As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

Principal      The Fund invests primarily (at least 65% of total assets) in
Investment     high-quality money market instruments.
Strategies:

Neither A I M Advisors, Inc., Fred Alger Management, Inc., Deutsche Asset Management, Inc., Fidelity Management and Research Company, Massachusetts Financial Services Company nor Pacific Investment Management Company is an affiliate of Columbus Life.

Special Considerations

AIM, Alger, Deutsche, Fidelity, MFS and PIMCO offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers its shares to the separate accounts of Columbus Life and Western-Southern Life Assurance Company to fund benefits under the Policies, other variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, AIM, Alger, Deutsche, Fidelity, MFS, PIMCO and Columbus Life are subject to conditions imposed by the SEC that are designed to prevent or remedy any conflict of interest. Touchstone, which is not subject to such conditions, has adopted certain procedures that substantially reflect and implement the substance of these conditions. These conditions and procedures require the Board of Trustees of each Fund has the obligation to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, withdrawal or loan request.

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy owners.

Fixed Account


The Net Premiums that you allocate to the Fixed Account will earn interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate. Different interest rates may apply to Net Premiums allocated, or amounts transferred, to the Fixed Account on different dates. The current interest rate of the Fixed Account at the time we issue your Policy is shown in your Policy Schedule.

                          VALUATION OF YOUR INVESTMENT

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of the Monthly Deduction and Monthly Expense Charge, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

     o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.

     o    If not, we will process the transaction on the next Valuation Date.

To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
     o    The mortality and expense risk charge

Supplement F to this Prospectus contains a description of the procedures we use to calculate the Accumulation Unit Value of a Sub-Account.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

     o    Net Premiums allocated to the Fixed Account

     o    Withdrawals from the Fixed Account

     o    Transfers to and from the Fixed Account

     o    Interest credited to the Fixed Account

     o Charges assessed against the Fixed Account, such as the Monthly Deduction and Monthly Expense Charges and any Surrender Charges

Supplement F to this Prospectus contains a description of the procedures we use to calculate the value in the Fixed Account.


* Accumulation Unit

A unit of measure used to calculate a Policy owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

* Accumulation Unit Value

The dollar value of an Accumulation Unit in a Sub-Account.



52

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                             PERFORMANCE INFORMATION

We may include performance information in advertisements, sales literature and reports to Policy owners or prospective investors.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based either on actual historical Fund performance or on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the Surrender Charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Account published by nationally recognized ranking services or nationally recognized financial publications.

                                  VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of the Policies who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of the Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received from Policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

             COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1

Columbus Life Insurance Company


Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.


Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets in Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.

Directors of Columbus Life. Columbus Life is managed by its Board of Directors, 4 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as Directors of Columbus Life:


Name                    Principal Occupation (Past 5 years)
----                    -----------------------------------


William  J. Williams    Chairman of the Board of Columbus Life since 1989;
                        Chairman of the Board of WSLIC and Western-Southern Life
                        Assurance Company (WSLAC) since 1989; Chief Executive
                        Officer of WSLIC and WSLAC 1989-1994.

John F. Barrett         Vice-Chairman of the Board of Columbus Life since 1987;
                        Chief Executive Officer of WSLIC and WSLAC since 1994;
                        President of WSLIC and WSLAC since 1989; Chief Operating
                        Officer of WSLIC and WSLAC 1989-1994.

Lawrence L. Grypp       President and Chief Executive Officer of Columbus Life
                        since 1999; President and Chief Executive Officer of
                        Summit Financial Resources, Inc. 1998-1999; Executive
                        Vice President of Massachusetts Mutual Life Insurance
                        Company 1976-1996.

James N. Clark          Executive Vice President and Secretary of WSLIC and
                        WSLAC since 1997; Executive Vice President, Secretary and Treasurer of WSLIC and WSLAC 1996-1997; Executive
                        Vice President and Treasurer of WSLIC and WSLAC
                        1994-1996.

Paul H. Amato           Retired President and Chief Executive Officer of
                        Columbus Life. 6216 Whileaway Drive, Loveland, Ohio
                        45140.



Ralph E. Waldo          Retired President and Chief Executive Officer of
                        Columbus Life. 3974 Patricia Drive, Columbus, Ohio
                        43220.

Officers of Columbus Life (other than directors). The senior officers of Columbus Life, other than the Directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.

Name                    Principal Occupation (Past 5 years)
----                    -----------------------------------

Clint D. Gibler         Senior Vice President and Chief Information Officer of
                        Columbus Life, WSLIC and WSLAC since 2000; Vice
                        President of Technology of Columbus Life, WSLIC and
                        WSLAC 1996-2000.

Nora E. Moushey         Senior Vice President and Chief Actuary of Columbus
                        Life, WSLIC and WSLAC since 1998; Senior Vice President of Products and Financial Management of Columbus Life from 1993-1998.

James M. Teeters        Senior Vice President of Insurance Operations of
                        Columbus Life, WSLIC and WSLAC since 1999; Senior Vice
                        President of Administration of Columbus Life 1991-1999;
                        Senior Vice President of Administration of WSLIC and
                        WSLAC 1998-1999.

Robert L. Walker        Senior Vice President and Chief Financial Officer of
                        Columbus Life, WSLIC and WSLAC since 1998; Chief
                        Financial Officer of National Data Corporation
                        1997-1998; Senior Vice President and Chief Financial
                        Officer of Providian Corporation 1993-1997.

Mark A. Wilkerson       Senior Vice President and Chief Marketing Officer of
                        Columbus Life since 1990.

William F. Ledwin       Vice President and Chief Investment Officer of Columbus
                        Life since 1987; Senior Vice President and Chief
                        Investment Officer of WSLIC and WSLAC since 1989;
                        President of Fort Washington Investment Advisors, Inc.
                        since 1990.

Thomas D. Holdridge     Vice President of Underwriting of Columbus Life since
                        1980.

Donald J. Wuebbling     Vice President and Secretary of Columbus Life since
                        1987; Senior Vice President and General Counsel of WSLIC and WSLAC since 1999; Vice President and General Counsel of WSLIC and WSLAC 1988-1999.

Edward S. Heenan        Vice President and Comptroller of Columbus Life, WSLIC
                        and WSLAC since 1987.

James J. Vance          Vice President and Treasurer of Columbus Life, WSLIC and
                        WSLAC since 1999; Treasurer of Columbus Life, WSLIC and
                        WSLAC 1997-1999; Assistant Treasurer of WSLIC and WSLAC
                        1995-1997.

Charles W. Wood, Jr.    Vice President of Sales and Marketing of Columbus Life
                        since 1999; Vice President of Marketing Support of
                        Columbus Life 1998-1999; Regional Vice President of
                        Sales of Ameritas Life Insurance Company 1996-1998.


Mario J. San Marco      Vice President of Columbus Life since 1992; Vice
                        President of WSLIC and WSLAC since 1988.

Donna N. Schenk         Vice President of Columbus Life since 2000; Assistant
                        Vice President, Agency Administration of Columbus Life
                        1996 - 2000.


The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

Separate Account 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.


Separate Account 1 currently offers 33 Sub-Account options to purchasers of the Policies. Separate Account 1 holds the investments allocated to the Sub-Accounts by the owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund. The investment objective of a Sub-Account and the underlying Fund in which it invests are identical.


We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of owners and beneficiaries of the Policies and any other variable universal life policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or Columbus Life.

                                SERVICE PROVIDERS

Distribution of the Policies

Touchstone Securities, Inc. is the sole underwriter of the Policy. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, a wholly-owned subsidiary of WSLAC, a wholly-owned subsidiary of WSLIC. Touchstone Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.
(NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by agents who have entered into distribution agreements with Touchstone Securities. The agents will be licensed insurance agents in those states where the Policy may be lawfully sold. The agents will also be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of NASD.

Columbus Life pays Touchstone Securities, or agents of Touchstone Securities, a commission of up to 105% of the target annual premium (annualized) in the first year when the Policy is sold, plus up to 3% of all premiums in excess of the target annual premium. Each year thereafter, Columbus Life pays a commission of 3% or less on all premiums paid on a Policy. Each year Columbus Life also pays a service fee of 0.25% or less of the Account Value, less any Indebtedness. Touchstone Securities is generally responsible for paying its agents and representatives for distribution of the Policies.

Service Providers to the Funds

The key service providers for each family of Funds in which the Sub-Accounts invest are indicated below:

                                         AIM Variable Insurance Funds (AIM)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
A I M Advisors, Inc.                       State Street Bank and Trust Company     A I M Distributors, Inc.
11 Greenway Plaza, Suite 100               225 Franklin Street                     11 Greenway Plaza, Suite 100
Houston, Texas  77046                      Boston, Massachusetts  02110            Houston, Texas  77046

                                           The Alger American Fund (Alger)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fred Alger Management, Inc.                Custodial Trust Company                 Fred Alger & Company, Incorporated
1 World Trade Center, Suite 9333           101 Carnegie Center                     30 Montgomery Street
New York, New York  10038                  Princeton, New Jersey  08540            Jersey City, New Jersey  07302

                                   Deutsche Asset Management VIT Funds (Deutsche)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Deutsche Asset Management, Inc.            Bankers Trust Company                   Provident Distributors, Inc.
130 Liberty Street                         130 Liberty Street                      Four Falls Corporate Center
New York, New York  10006                  New York, New York  10006               West Conshohocken, PA  19428

                               Fidelity(R) Variable Insurance Products Funds (Fidelity)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fidelity Management & Research Company     The Bank of New York                    Fidelity Distributors Corporation
82 Devonshire Street                       110 Washington Street                   82 Devonshire Street
Boston, Massachusetts  02109               New York, New York  10006               Boston, Massachusetts, 02109

                                           The Chase Manhattan Bank
                                           1 Chase Manhattan Plaza
                                           New York, New York  10006

                                           Brown Brothers Harriman & Co.
                                           40 Water Street
                                           Boston, MA  02109

                                         MFS(R) Variable Insurance Trust (MFS)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------

Massachusetts Financial Services Company   State Street Bank and Trust Company     MFS Fund Distributors, Inc.
500 Boyleston Street                       225 Franklin Street                     500 Boyleston Street
Boston, Massachusetts  02116               Boston, Massachusetts  02110            Boston, Massachusetts  02116

                                       PIMCO Variable Insurance Trust (PIMCO)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------

Pacific Investment Management Company LLC  State Street Bank and Trust Company     PIMCO Funds Distributors, Inc.
840 Newport Center Drive                   801 Pennsylvania                        2187 Atlantic Street
Newport Beach, California  92660           Kansas City, Missouri  64105            Stamford, Connecticut  06902


                                    Touchstone Variable Series Trust (Touchstone)
                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                  Investors Bank & Trust Company          Touchstone Securities, Inc.
221 East Fourth Street, Suite 300          200 Clarendon Street                    221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202                    Boston, Massachusetts 02116             Cincinnati, Ohio  45202

                                   TAX MATTERS

The following is a summary discussion of certain federal income tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult your own tax advisor for more complete information.

The individual situation of each Policy owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is also based on federal income tax law and interpretations in effect as of the date of this Prospectus and is subject to later changes in such tax law or interpretations.

Except as is otherwise expressly noted below, this discussion assumes that you are the Policy owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements.

Accordingly, provided that your Policy meets such requirements, the following federal income tax consequences should apply:

o The death benefit received by the beneficiary under the Policy will not be subject to federal income tax; and

o Increases in the Policy's cash value as a result of investment experience will not be subject to federal income tax unless and until there is a distribution from the Policy, such as a surrender or a partial withdrawal.

Payment of Death Benefit

In general, as long as your Policy is considered "life insurance," the death benefit payable under the Policy will not be included in the income of the beneficiary receiving such benefit for federal income tax purposes.

However, if such death benefit is paid in the form of an Income Plan (over a period of years) and not in a lump sum, then, in general, a portion of each payment will be tax-free but the remaining portion of each payment will be treated as interest on the death benefit and will be included in the beneficiary's income for federal income tax purposes. The portion of each such payment that will be treated as tax-free and the portion that will be treated as interest are determined under the provisions of Section 101 of the Code and U.S. Treasury Department regulations issued thereunder. The tax-free portion generally will be determined by spreading on a pro rata basis the single sum death benefit under the Policy over the anticipated number of payments under the applicable Income Plan.

Pre-Death Distributions -- Testing for Modified Endowment Contract Status

The federal income tax consequences of a distribution from your Policy that does not reflect the payment of a death benefit under the Policy can be affected by whether the Policy is determined to be a "modified endowment contract" as defined in Section 7702A of the Code. In all cases, however, the character of the income that is described in this and the following parts of this tax discussion as taxable to the recipient will be ordinary income (as opposed to capital gain).

Your Policy will generally be considered under the Code to be a "modified endowment contract" if, at any time during the first 7 Policy Years of the Policy, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a fixed-benefit insurance policy that provided a death benefit equal to the Policy's first-year death benefit and that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of 7 level annual premiums. This determination is called the "7-pay test."

Further, whenever there is a "material change" in your Policy, it will generally be (a) treated as a new contract for purposes of determining whether the Policy is a modified endowment contract and (b) thereby subjected to a new 7-pay test over a new 7-year period. The new 7-pay test will be adjusted to take into account, under a prescribed formula, the accumulated cash value of the Policy at the time of the material change. Thus, a materially changed Policy will be considered a modified endowment contract if it fails to satisfy the new 7-pay test.

A material change in your Policy for these purposes could occur as a result of a change in the Policy's death benefit option, the selection of additional rider benefits under the Policy, an increase in the Policy's Specified Amount of coverage, or certain other changes.

If your Policy's benefits are reduced during the first 7 Policy Years of the Policy (or within 7 years after a material change in the Policy), the initial 7-pay test that applied to the Policy at the time of its issue (or, if applicable, at the time of the material change in the Policy) will be recalculated based on the reduced level of benefits and applied retroactively for purposes of such 7-pay test. (Such a reduction in benefits could include, for example, a decrease in the Policy's Specified Amount that you request or, in some cases, a partial surrender or termination of additional benefits under a rider to the Policy.) If the premiums previously paid are greater than the recalculated 7-pay test limit, the Policy will become a modified endowment contract.

If your Policy is received in exchange for a modified endowment contract, it will also be considered a modified endowment contract.

Changes made in your Policy (for example, a decrease in the Policy's benefits or a lapse or reinstatement of the Policy) may also impact the maximum amount of premiums that can be paid under the Policy as well as the maximum amount of cash value that may be maintained under the Policy.

Taxation of Pre-Death Distributions If Your Policy is Not a Modified Endowment Contract


This part of the tax discussion summarizes the federal income tax purposes of a distribution to you from your Policy (that does not reflect the payment of a death benefit under the Policy) when the Policy is not considered a modified endowment contract.

Loans. As long as your Policy remains in force during the Insured's lifetime (and is not a modified endowment contract), no part of the proceeds of a loan from the Policy will be subject to current federal income tax. Interest on the loan generally will not be tax deductible.


If a loan is still outstanding when the Policy is surrendered or lapses, however, the then outstanding loan amount will be included in your income for federal income tax purposes at that time to the extent the cash value of the Policy exceeds your "basis" in the Policy. Generally your "basis" in the Policy will equal the premiums you have paid on the Policy less the amount of any previous distributions from the Policy that were taxable.


Partial Withdrawals. After the first 15 Policy Years of your Policy, the proceeds from a partial withdrawal will be subject to federal income tax to the extent such proceeds exceed your "basis" in the Policy. Your "basis" in the Policy generally will equal the premiums you have paid on the Policy, less the amount of any previous distributions from the Policy that were not taxable.

During the first 15 Policy Years of your Policy, the proceeds from a partial withdrawal or a reduction in insurance coverage generally will be subject to federal income tax to the extent that the then cash surrender value under the Policy exceeds your "basis" in the Policy, up to certain limits that are set forth in Section 7702 of the Code.

These limits generally are based on the amount by which your premiums on the Policy or the Policy's cash surrender value immediately before the withdrawal or reduction in coverage exceeds the amount of premiums or cash surrender value that was needed for the Policy to be considered a life insurance policy under the Code immediately before the withdrawal or reduction in coverage. These limits also depend in part on whether the withdrawal or reduction in coverage occurs in the first 5 Policy Years of the Policy.

Surrender or Termination. Upon full surrender of your Policy, any excess in the amount of the proceeds we pay (including for this purpose amounts we use to discharge any Policy loan) over your "basis" in the Policy will be subject to federal income tax. You will generally not be taxed on the portion of the proceeds that does not exceed your "basis" in the Policy. Your "basis" in the Policy generally will equal the premiums you have paid on the Policy less the amount of any previous distributions from the Policy that were taxable.

In addition, if your Policy terminates while there is a Policy loan outstanding, the cancellation of the loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules.


Assignment. Finally, if you make an assignment of rights or benefits under your Policy, you may be deemed to have received a distribution from the Policy, all or part of which may be taxable.

Taxation of Pre-Death Distributions If Your Policy Is a Modified Endowment Contract

This part of the tax discussion summarizes the federal income tax purposes of a distribution to you from your Policy (that does not reflect the payment of a death benefit under the Policy) when the Policy is considered a modified endowment contract.


If your Policy is considered a modified endowment contract, any distribution from the Policy during the Insured's lifetime will generally be taxed on an "income-first" basis and hence will be included in your income for federal income tax purposes to the extent the then cash surrender value of the Policy exceeds your then "basis" in the Policy. For modified endowment contracts, your "basis" in the Policy is similar to the basis described above that would apply if the Policy were not a modified endowment contract, except that your "basis" would be increased by the amount of any prior loan under the Policy that was considered taxable income to you.

Distributions for this purpose generally include a loan received under the Policy (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a partial withdrawal from the Policy. Thus, any such distributions will be considered taxable income to you to the extent the cash surrender value exceeds your "basis" in the Policy.

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the same insurer (or its affiliate) to the same owner (excluding certain tax-qualified plans) during any calendar year are aggregated and treated as if they were a single modified endowment contract. Thus, if your Policy is considered a modified endowment contract and other modified endowment contracts issued by us (or an affiliate of ours) were issued to you in addition to the Policy during any calendar year, the Policy and such other contracts are considered one contract in determining the tax on any distribution under the Policy or one of such other contracts.

The U.S. Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from modified endowment contracts.

Further, a 10% penalty tax will also generally apply under the federal income tax provisions of the Code to the taxable portion of a distribution to you from your Policy if it is a modified endowment contract. The penalty tax will not, however, apply to a distribution that is made

     o    To you after you have attained age 59 1/2

     o In the case of your disability (as defined in the Code and generally limited to a disability that is expected to result in your death or be of indefinite duration and that prevents you from working in any job) or

     o Received as part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectances) of you and a beneficiary under the Policy.

Surrender or Termination. In addition, upon a full surrender of the Policy, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your "basis" in the Policy will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.


If your Policy terminates after a Grace Period while there is a Policy loan outstanding, the cancellation of the loan will be treated as a distribution (to the extent not previously treated as a distribution) and could be subject to federal income tax, including the 10% penalty tax, as described above.


Applicable Time Periods. Distributions that occur during a Policy Year in which your Policy becomes a modified endowment contract, and during any subsequent Policy Years, will be taxed as described in this part of the discussion as distributions from a modified endowment contract. In addition, distributions from your Policy within two years before it becomes a modified endowment contract also will be subject to federal income tax in this manner. This means that a distribution made from the Policy when it was not a modified endowment contract could later become taxable as a distribution from a modified endowment contract if the Policy, subsequently, becomes a modified endowment contract (by reason of later failing the 7-pay test).


The U.S. Treasury Department has been authorized to prescribe rules that would treat other distributions from the Policy made in anticipation of the Policy becoming a modified endowment contract in a similar fashion.

Policy Lapses and Reinstatements

The lapse of your Policy may have the tax consequences described above for surrenders and terminations, even if you may be able to reinstate the Policy. For federal income tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Section 817(h) of the Code.

The U.S. Treasury Department has issued regulations that implement the investment diversification requirements of Code Section 817(h). If we fail to comply with these regulations, your Policy will be disqualified as a life insurance policy under Section 7702 of the Code and you will be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary diversification regulations, the U.S. Treasury Department stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your Policy to direct your investments under the Policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.

As of the date of this Prospectus, however, no such guidelines have been issued, although the U.S. Treasury Department has informally indicated that any such guidelines could limit the number of investment funds or the frequency of transfers among such funds. If issued, these guidelines may be applied by us retroactively.

Estate and Generation Skipping Taxes

As noted before, this tax discussion generally addresses only federal income tax matters. We do, however, want to note as a general matter that, if you are the Insured under your Policy, the death benefit under the Policy will generally be includable in your estate for purposes of federal estate tax. If you are not the Insured, then, under certain conditions, only the replacement value, an amount approximately equal to the cash surrender value of the

Policy, will be includable in your estate for purposes of federal estate tax.


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect as of the date of this Prospectus, estates of less than $675,000 (with such amount increasing incrementally to $1 million by 2006) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.


If you are not the Insured under the Policy, and you die before the Insured, the value of your Policy, as determined under U.S. Treasury Department regulations, is includable in your estate for federal estate tax purposes. Whether a federal estate tax is payable depends on a variety of factors, including those listed in the preceding paragraph.


As a general rule, if a "transfer" under the Policy is made to a person who is two or more generations younger than you, a generation skipping transfer tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping transfer tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. As of the date of this prospectus, individuals are allowed an aggregate generation skipping transfer tax exemption of $1,060,000. This amount is indexed for inflation annually.


Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially when benefits under the Policy are passing to younger generations.

The particular situation of the Policy's owner, Insured and/or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

Pension and Profit-Sharing Plans

If the Policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan that is qualified as a tax-favored plan under
Section 401(a) of the Code for the benefit of a participant covered under the plan, the federal income tax treatment of the Policy will be somewhat different from that described in the foregoing parts of this tax discussion.

If the Policy is purchased as part of a pension or profit sharing plan for the benefit of a plan participant, the reasonable net premium cost for the amount of insurance under the Policy is generally required to be included annually in the applicable plan participant's income for federal income tax purposes. This cost is generally determined by tables issued by the Internal Revenue Service or, if less, the insurance company's rates as to the cost of individual one-year term insurance for standard risks. This cost (generally referred to as the "P.S.-58" cost) is reported to the participant annually.

If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the Policy's death benefit over the Policy's cash surrender value generally will not be subject to federal income tax. However, the Policy's cash surrender value will generally still be taxable in this situation to the extent it exceeds the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant.

Special rules may apply if the participant borrowed from the Policy or was considered an owner-employee under the plan (such as the sole proprietor, a 10% partner, or 5% Subchapter S corporation owner of the employer of the plan).

There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan. You should consult with the plan administrator and a qualified tax advisor in such situation.

Other Employee Benefit Programs

Complex rules may also apply when the Policy is held by an employee or a trust, or acquired by an employee, in connection with the provision of other employee benefits. In particular, such a Policy owner must consider whether the Policy was applied for by (or issued to) a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the named beneficiary under the Policy to receive a death benefit.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). An employer or trust should consult a qualified legal advisor as to the effect of ERISA in any case when the Policy is purchased in connection with an employee benefit plan.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding to the extent it is reasonable to believe that they will be includable in income for federal income tax purposes, except that you generally are permitted to elect not to have federal income taxes withheld from such payments if you notify us on a timely basis that you are making this election (and meet certain reporting requirements as to such election).

If federal income tax withholding applies to the payment, the withholding is generally taken at the same rate as is taken on wages; except that, if the payments are not payable over a period of more than a year, the withholding is generally taken at a 10% rate. In some cases, when generation skipping taxes may apply, we may also be required to withhold for such taxes unless we receive satisfactory written notification that no such taxes are due.

Changes in Tax Laws

The foregoing summary discussion, which is based on Columbus Life's understanding of the federal tax laws as they are currently interpreted through IRS guidance, is general in nature and is not intended as tax advice. Your Policy may be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws (which other laws are generally not discussed in this Prospectus). We have also not discussed the effect of possible tax law changes on the Policy in this tax discussion. We suggest that you consult a tax advisor if you have questions about the effects of such other tax laws or of possible changes in the tax laws.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub-Accounts for those taxes. Any charge will reduce your Policy's Account Value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

Finally, certain Funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

                            OTHER GENERAL INFORMATION

Legal Matters

Frost Brown Todd, LLC has advised Columbus Life on certain federal securities law matters. All matters of Ohio law pertaining to the Policy, including the validity of the Policy and Columbus Life's right to issue the Policy under Ohio insurance law, have been passed upon by Donald J. Wuebbling, Esq., Senior Vice President and General Counsel of WSLIC.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of Columbus Life Insurance Company Separate Account 1 and Columbus Life Insurance Company at December 31, 2000, and for the periods then ended, as set forth in their reports. We have included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.




Actuarial matters in the Prospectus have been examined by David M. Burridge, FSA, MAAA, as stated in his opinion filed as an exhibit to the registration statement.

Financial Statements

This Prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The consolidated financial statements of Columbus Life included in this Prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                       SUPPLEMENT A - POLICY ILLUSTRATION

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0%, 5% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy owner. Also, values would be different from those shown if the gross annual investment returns averaged 0%, 5% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.

The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.87% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each available Fund underlying the Sub-Accounts for the last fiscal year (estimated for Funds beginning operations in 2000 or later) and takes into account current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.30% to an annual rate of 1.26% of average daily net assets. For more information on the investment option expenses, see the "Policy at a Glance" at the beginning of the Prospectus.

The tables also assume that the Sub-Accounts are subject to a daily charge for the Company's mortality and expense risks on a current basis at an annual rate of 0.90% for the first 20 Policy Years and 0.35% thereafter. On a guaranteed basis, the annual rate is 1.00% for all Policy Years.

The hypothetical gross annual rates of investment return of 0%, 5% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return:

     o -1.75%, 3.16% and 8.07%, respectively, during the first 20 Policy Years and -1.21%, 3.73% and 8.67%, respectively, thereafter, with the mortality and expense risk charge on a current basis.

     o -1.85%, 3.06% and 7.97%, respectively, for all Policy Years with the mortality and expense risk charge on a guaranteed basis.

The tables reflect deduction of all applicable Policy charges and deductions described in the Prospectus for the hypothetical Insured. The Net Cash Surrender Values illustrated in the tables also reflect deduction of applicable Surrender Charges. The Surrender Charge applicable to any given policy may be less than the maximum Surrender Charge described in the prospectus. The current Policy charges and deductions Columbus Life may charge are reflected in separate tables on each of the following pages. The amounts shown are as of the end of each Policy Year.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy Loans have been made and if death benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in Specified Amount, and that no partial withdrawals or transfers have been made.

For comparative purposes, the third column of each table on the Summary Pages of the illustrations shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest at 5% compounded annually.

Upon request, Columbus Life will provide you with a comparable illustration based upon the proposed Insured's age, sex and premium class, the Specified Amount or premium requested, and the proposed frequency of premium payments.

                Columbus Life Insurance Company--Illustration #1


--------------------------------------------------------------------------------
Designed for John Doe                               $100,000.00 Specified Amount
Male Issue Age 35                                        Death Benefit Option: 1
--------------------------------------------------------------------------------
Standard - TNU                                            $900.00 Annual Premium
--------------------------------------------------------------------------------

Flexible Premium         The Policy is a flexible premium, variable universal
Variable Universal       life policy. The Policy is called "flexible premium"
Life Insurance           because you can change the amount and frequency of your
                         premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash
                         Surrender Value and your Death Benefit may vary with the performance of the Sub-Accounts.

Underwriting Class:      The cost of insurance for this illustration is based on
Male Standard-TNU        the assumption the Policy is issued with the
                         underwriting class listed at the left. Actual cost of insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death                    Benefit Option You may select from two options.
                         Option 1 provides an initial Death Benefit equal to the Specified Amount. Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified        The Specified Amount assumed at issue is shown on the
Amount $100,000          left. The actual amount payable at death will depend on
                         the Death Benefit Option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit. The Death Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium  The planned premiums, including lump-sum premiums, are
Outlay $900.00 Annual    shown in the yearly detail of this illustration (Mode
                         A). Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Sub-Accounts.

Minimum Annual           By paying the Lifetime No-Lapse Guarantee premium, you
Premium for Lifetime     are receiving a Benefit that will keep the Policy in
Guarantee $1,323.97      force for the lifetime of the Insured even if your
                         Policy Net Cash Surrender Value is less than the next
                         Monthly Deduction and Monthly Expense Charge, and regardless of investment performance.

Minimum Annual           By paying the Term No-Lapse Guarantee premium, you are
Premium for Term         receiving a Benefit that will keep the Policy in force
Guarantee $350.76        for ten years even if your Policy Net Cash Surrender
                         Value is less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order for the Policy to take effect.

Non-Guaranteed           The cost of insurance and the Policy charges are
Elements of              guaranteed to be no higher than the maximums stated in
the Policy               the Policy and Prospectus. The current cost of
                         insurance and current Policy charges are not guaranteed. The Account Value will depend on the allocation to and performance of the various
                         Sub-Accounts as well as the non-guaranteed elements of the Policy. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

           Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                           Summary Page
John Doe                                Current Charges
Male Age: 35 Standard - TNU             Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:        1
Lump Sum:                        $0     Initial Premium:       $900.00

                             Summary Page
                       Assuming Current Charges
           Assuming Hypothetical Gross Investment Return of:

                                    0.00%                  5.00%                 10.00%
                                            Net Cash               Net Cash               Net Cash
          Premium    Premiums    Account   Surrender    Account   Surrender    Account   Surrender
  Year     Outlay       at 5%      Value       Value      Value       Value      Value       Value
--------------------------------------------------------------------------------------------------
     1        900         945        610           3        646          39        681          74
     2        900       1,937      1,208         601      1,310         703      1,416         809
     3        900       2,979      1,791       1,184      1,991       1,384      2,205       1,598
     4        900       4,073      2,360       1,753      2,690       2,083      3,055       2,448
     5        900       5,222      2,915       2,308      3,407       2,800      3,970       3,363
     6        900       6,428      3,454       2,847      4,141       3,534      4,952       4,345
     7        900       7,694      3,977       3,370      4,891       4,284      6,007       5,400
     8        900       9,024      4,481       3,874      5,656       5,049      7,140       6,533
     9        900      10,420      4,965       4,358      6,434       5,827      8,353       7,746
    10        900      11,886      5,428       4,821      7,224       6,617      9,653       9,046
    15        900      20,392      7,372       7,372     11,315      11,315     17,673      17,673
    20        900      31,247      8,573       8,573     15,523      15,523     29,023      29,023
    25        900      45,102      8,984       8,984     20,141      20,141     46,592      46,592
    30        900      62,785      7,228       7,228     23,824      23,824     72,902      72,902
    35        900      85,353      1,554       1,554     25,031      25,031    113,409     113,409
    40        900     114,156        0##         0##     20,861      20,861    174,004     174,004
    45        900     150,917                             4,609       4,609    265,424     265,424

Age 70        900      85,353      1,554       1,554     25,031      25,031    113,409     113,409


##Additional premium is required to keep this Policy in-force.

The current cost of insurance rates and charges are subject to change. Account values will vary from those illustrated if actual rates differ from those assumed.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                           Summary Page
John Doe                                Current Charges
Male Age: 35 Standard - TNU             Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:        1
Lump Sum:                        $0     Initial Premium:       $900.00

                                  Summary Page
                            Assuming Maximum Charges
                Assuming Hypothetical Gross Investment Return of:

                                    0.00%                  5.00%                 10.00%
                                            Net Cash               Net Cash               Net Cash
          Premium    Premiums    Account   Surrender    Account   Surrender    Account   Surrender
  Year     Outlay       at 5%      Value       Value      Value       Value      Value       Value
--------------------------------------------------------------------------------------------------
     1        900         945        542           0        574           0        607           0
     2        900       1,937      1,062           0      1,156           0      1,252           0
     3        900       2,979      1,563           0      1,743           0      1,937           0
     4        900       4,073      2,043           0      2,339           0      2,666         266
     5        900       5,222      2,504         104      2,942         542      3,443       1,043
     6        900       6,428      2,935         535      3,541       1,141      4,259       1,859
     7        900       7,694      3,347         947      4,148       1,748      5,131       2,731
     8        900       9,024      3,730       1,330      4,752       2,352      6,051       3,651
     9        900      10,420      4,083       1,683      5,354       2,954      7,023       4,623
    10        900      11,886      4,409       2,009      5,953       3,553      8,054       5,654
    15        900      20,392      5,592       5,592      8,870       8,870     14,229      14,229
    20        900      31,247      5,702       5,702     11,276      11,276     22,402      22,402
    25        900      45,102      4,035       4,035     12,321      12,321     33,076      33,076
    30        900      62,785        0##         0##     10,452      10,452     47,154      47,154
    35        900      85,353                             2,302       2,302     66,552      66,552
    40        900     108,934                               0##         0##     96,897      96,897
    45        900     139,031                                                  144,072     144,072

Age 70        900      85,353        0##         0##      2,302       2,302     66,552      66,552


##Additional premium is required to keep this Policy in-force.

Maximum cost of insurance rates and charges have been used to calculate the above values. These maximums are shown in the Policy and Prospectus.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                           Summary Page
John Doe                                Current Charges
Male Age: 35 Standard - TNU             Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:        1
Lump Sum:                        $0     Initial Premium:       $900.00


                                                 Values Projected at 10%
                                          8.07% Net                   7.97% Net
                            ---------------------------------------------------------------
                                       Current Charges             Maximum Charges
                            ---------------------------------------------------------------
      End                             Net Cash                          Net Cash
       of   Premium         Account  Surrender       Death   Account   Surrender      Death
 Age   Yr    Outlay  Mode     Value      Value     Benefit     Value       Value    Benefit
-------------------------------------------------------------------------------------------
36     1      900     A         681         74     100,000       607           0    100,000
37     2      900     A       1,416        809     100,000     1,252           0    100,000
38     3      900     A       2,205      1,598     100,000     1,937           0    100,000
39     4      900     A       3,055      2,448     100,000     2,666         266    100,000
40     5      900     A       3,970      3,363     100,000     3,443       1,043    100,000

41     6      900     A       4,952      4,345     100,000     4,259       1,859    100,000
42     7      900     A       6,007      5,400     100,000     5,131       2,731    100,000
43     8      900     A       7,140      6,533     100,000     6,051       3,651    100,000
44     9      900     A       8,353      7,746     100,000     7,023       4,623    100,000
45    10      900     A       9,653      9,046     100,000     8,054       5,654    100,000

46    11      900     A      11,045     10,589     100,000     9,147       7,347    100,000
47    12      900     A      12,536     12,232     100,000    10,310       9,110    100,000
48    13      900     A      14,132     13,980     100,000    11,536      10,936    100,000
49    14      900     A      15,842     15,842     100,000    12,843      12,843    100,000
50    15      900     A      17,673     17,673     100,000    14,229      14,229    100,000

51    16      900     A      19,637     19,637     100,000    15,690      15,690    100,000
52    17      900     A      21,743     21,743     100,000    17,233      17,233    100,000
53    18      900     A      24,001     24,001     100,000    18,869      18,869    100,000
54    19      900     A      26,422     26,422     100,000    20,585      20,585    100,000
55    20      900     A      29,023     29,023     100,000    22,402      22,402    100,000

56    21      900     A      32,011     32,011     100,000    24,312      24,312    100,000
57    22      900     A      35,242     35,242     100,000    26,326      26,326    100,000
58    23      900     A      38,734     38,734     100,000    28,457      28,457    100,000
59    24      900     A      42,509     42,509     100,000    30,702      30,702    100,000
60    25      900     A      46,592     46,592     100,000    33,076      33,076    100,000

61    26      900     A      51,014     51,014     100,000    35,580      35,580    100,000
62    27      900     A      55,811     55,811     100,000    38,234      38,234    100,000
63    28      900     A      61,022     61,022     100,000    41,037      41,037    100,000
64    29      900     A      66,700     66,700     100,000    44,005      44,005    100,000
65    30      900     A      72,902     72,902     100,000    47,154      47,154    100,000

66    31      900     A      79,696     79,696     100,000    50,501      50,501    100,000
67    32      900     A      87,151     87,151     103,710    54,077      54,077    100,000
68    33      900     A      95,234     95,234     112,376    57,915      57,915    100,000
69    34      900     A     103,969    103,969     121,644    62,060      62,060    100,000
70    35      900     A     113,409    113,409     131,554    66,552      66,552    100,000

                                                 Values Projected at 10%
                                          8.07% Net                   7.97% Net
                            ---------------------------------------------------------------
                                       Current Charges             Maximum Charges
                            ---------------------------------------------------------------
      End                             Net Cash                          Net Cash
       of   Premium         Account  Surrender       Death   Account   Surrender      Death
 Age   Yr    Outlay  Mode     Value      Value     Benefit     Value       Value    Benefit
-------------------------------------------------------------------------------------------
71    36      900     A     123,610    123,610     142,152    71,450      71,450    100,000
72    37      900     A     134,676    134,676     152,183    76,829      76,829    100,000
73    38      900     A     146,693    146,693     162,829    82,779      82,779    100,000
74    39      900     A     159,764    159,764     174,142    89,428      89,428    100,000
75    40      900     A     174,004    174,004     186,185    96,897      96,897    103,680

76    41      900     A     189,552    189,552     199,030   105,082     105,082    110,336
77    42      900     A     206,370    206,370     216,688   113,854     113,854    119,547
78    43      900     A     224,553    224,553     235,780   123,251     123,251    129,414
79    44      900     A     244,202    244,202     256,412   133,312     133,312    139,977
80    45      900     A     265,424    265,424     278,695   144,072     144,072    151,276

81    46      900     A     288,332    288,332     302,749   155,570     155,570    163,349
82    47      900     A     313,047    313,047     328,699   167,840     167,840    176,232
83    48      900     A     339,694    339,694     356,679   180,913     180,913    189,959
84    49      900     A     368,405    368,405     386,825   194,819     194,819    204,560
85    50      900     A     399,312    399,312     419,277   209,587     209,587    220,066

86    51      900     A     432,554    432,554     454,182   225,246     225,246    236,508
87    52      900     A     468,273    468,273     491,687   241,826     241,826    253,917
88    53      900     A     506,614    506,614     531,945   259,358     259,358    272,326
89    54      900     A     547,726    547,726     575,112   277,869     277,869    291,763
90    55      900     A     591,765    591,765     621,353   297,384     297,384    312,253

91    56      900     A     638,892    638,892     670,836   317,916     317,916    333,811
92    57      900     A     690,500    690,500     718,120   340,420     340,420    354,037
93    58      900     A     747,256    747,256     769,673   365,249     365,249    376,206
94    59      900     A     809,956    809,956     826,155   392,827     392,827    400,683
95    60      900     A     879,563    879,563     888,358   423,715     423,715    427,952

96    61      900     A     956,676    956,676     956,676   458,266     458,266    458,266
97    62      900     A   1,040,475  1,040,475   1,040,475   495,570     495,570    495,570
98    63      900     A   1,131,539  1,131,539   1,131,539   535,848     535,848    535,848
99    64      900     A   1,230,499  1,230,499   1,230,499   579,336     579,336    579,336
100   65      900     A   1,338,038  1,338,038   1,338,038   626,290     626,290    626,290
          -------
           58,500

Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                           Policy Illustration
John Doe
Male Age: 35      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:              $900.00

                                                Values Projected at 5%
                                      3.16% Net                         3.06% Net
                           ----------------------------------------------------------------
                                   Current Charges                   Maximum Charges
                           ----------------------------------------------------------------
      End                             Net Cash                          Net Cash
       of   Premium         Account  Surrender       Death   Account   Surrender      Death
 Age   Yr    Outlay  Mode     Value      Value     Benefit     Value       Value    Benefit
-------------------------------------------------------------------------------------------
36     1      900     A      646         39      100,000        574           0     100,000
37     2      900     A    1,310        703      100,000      1,156           0     100,000
38     3      900     A    1,991      1,384      100,000      1,743           0     100,000
39     4      900     A    2,690      2,083      100,000      2,339           0     100,000
40     5      900     A    3,407      2,800      100,000      2,942         542     100,000

41     6      900     A    4,141      3,534      100,000      3,541       1,141     100,000
42     7      900     A    4,891      4,284      100,000      4,148       1,748     100,000
43     8      900     A    5,656      5,049      100,000      4,752       2,352     100,000
44     9      900     A    6,434      5,827      100,000      5,354       2,954     100,000
45    10      900     A    7,224      6,617      100,000      5,953       3,553     100,000

46    11      900     A    8,024      7,569      100,000      6,549       4,749     100,000
47    12      900     A    8,836      8,532      100,000      7,144       5,944     100,000
48    13      900     A    9,655      9,503      100,000      7,725       7,125     100,000
49    14      900     A   10,482     10,482      100,000      8,304       8,304     100,000
50    15      900     A   11,315     11,315      100,000      8,870       8,870     100,000

51    16      900     A   12,155     12,155      100,000      9,411       9,411     100,000
52    17      900     A   12,997     12,997      100,000      9,929       9,929     100,000
53    18      900     A   13,841     13,841      100,000     10,422      10,422     100,000
54    19      900     A   14,683     14,683      100,000     10,868      10,868     100,000
55    20      900     A   15,523     15,523      100,000     11,276      11,276     100,000

56    21      900     A   16,466     16,466      100,000     11,625      11,625     100,000
57    22      900     A   17,407     17,407      100,000     11,913      11,913     100,000
58    23      900     A   18,339     18,339      100,000     12,137      12,137     100,000
59    24      900     A   19,254     19,254      100,000     12,274      12,274     100,000
60    25      900     A   20,141     20,141      100,000     12,321      12,321     100,000

61    26      900     A   20,992     20,992      100,000     12,253      12,253     100,000
62    27      900     A   21,796     21,796      100,000     12,064      12,064     100,000
63    28      900     A   22,543     22,543      100,000     11,716      11,716     100,000
64    29      900     A   23,224     23,224      100,000     11,190      11,190     100,000
65    30      900     A   23,824     23,824      100,000     10,452      10,452     100,000

66    31      900     A   24,330     24,330      100,000      9,467       9,467     100,000
67    32      900     A   24,725     24,725      100,000      8,207       8,207     100,000
68    33      900     A   24,989     24,989      100,000      6,625       6,625     100,000
69    34      900     A   25,099     25,099      100,000      4,684       4,684     100,000
70    35      900     A   25,031     25,031      100,000      2,302       2,302     100,000

                                                Values Projected at 5%
                                      3.16% Net                         3.06% Net
                           ----------------------------------------------------------------
                                   Current Charges                   Maximum Charges
                           ----------------------------------------------------------------
      End                             Net Cash                          Net Cash
       of   Premium         Account  Surrender       Death   Account   Surrender      Death
 Age   Yr    Outlay  Mode     Value      Value     Benefit     Value       Value    Benefit
-------------------------------------------------------------------------------------------
71    36      900     A   24,757     24,757      100,000          0           0           0
72    37      900     A   24,246     24,246      100,000
73    38      900     A   23,459     23,459      100,000
74    39      900     A   22,350     22,350      100,000
75    40      900     A   20,861     20,861      100,000

76    41      900     A   18,919     18,919      100,000
77    42      900     A   16,442     16,442      100,000
78    43      900     A   13,325     13,325      100,000
79    44      900     A    9,434      9,434      100,000
80    45      900     A    4,609      4,609      100,000
           ------
           40,500

Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                           Policy Illustration
John Doe
Male Age: 35      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:              $900.00


                                                  Values Projected at 0%
                                       -1.75% Net                        -1.85% Net
                           ------------------------------------------------------------------
                                    Current Charges                    Maximum Charges
                           ------------------------------------------------------------------
      End                            Net Cash                         Net Cash
       of   Premium        Account  Surrender      Death   Account   Surrender       Death
 Age   Yr    Outlay  Mode    Value      Value    Benefit     Value       Value     Benefit
---------------------------------------------------------------------------------------------
36     1      900     A      610          3       100,000       542           0      100,000
37     2      900     A    1,208        601       100,000     1,062           0      100,000
38     3      900     A    1,791      1,184       100,000     1,563           0      100,000
39     4      900     A    2,360      1,753       100,000     2,043           0      100,000
40     5      900     A    2,915      2,308       100,000     2,504         104      100,000

41     6      900     A    3,454      2,847       100,000     2,935         535      100,000
42     7      900     A    3,977      3,370       100,000     3,347         947      100,000
43     8      900     A    4,481      3,874       100,000     3,730       1,330      100,000
44     9      900     A    4,965      4,358       100,000     4,083       1,683      100,000
45    10      900     A    5,428      4,821       100,000     4,409       2,009      100,000

46    11      900     A    5,867      5,412       100,000     4,708       2,908      100,000
47    12      900     A    6,283      5,979       100,000     4,979       3,779      100,000
48    13      900     A    6,673      6,522       100,000     5,213       4,613      100,000
49    14      900     A    7,037      7,037       100,000     5,420       5,420      100,000
50    15      900     A    7,372      7,372       100,000     5,592       5,592      100,000

51    16      900     A    7,679      7,679       100,000     5,716       5,716      100,000
52    17      900     A    7,955      7,955       100,000     5,794       5,794      100,000
53    18      900     A    8,197      8,197       100,000     5,827       5,827      100,000
54    19      900     A    8,404      8,404       100,000     5,792       5,792      100,000
55    20      900     A    8,573      8,573       100,000     5,702       5,702      100,000

56    21      900     A    8,766      8,766       100,000     5,535       5,535      100,000
57    22      900     A    8,913      8,913       100,000     5,291       5,291      100,000
58    23      900     A    9,005      9,005       100,000     4,971       4,971      100,000
59    24      900     A    9,032      9,032       100,000     4,552       4,552      100,000
60    25      900     A    8,984      8,984       100,000     4,035       4,035      100,000

61    26      900     A    8,851      8,851       100,000     3,395       3,395      100,000
62    27      900     A    8,621      8,621       100,000     2,631       2,631      100,000
63    28      900     A    8,281      8,281       100,000     1,708       1,708      100,000
64    29      900     A    7,823      7,823       100,000       611         611      100,000
65    30      900     A    7,228      7,228       100,000         0           0            0

66    31      900     A    6,483      6,483       100,000
67    32      900     A    5,568      5,568       100,000
68    33      900     A    4,459      4,459       100,000
69    34      900     A    3,130      3,130       100,000
70    35      900     A    1,554      1,554       100,000
           ------
           31,500

Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1



--------------------------------------------------------------------------------
Designed for:                           Premium Information
John Doe
Male Age: 35      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:              $900.00

Premium Information

Term No Lapse      $350.76     Guideline  $1,393.65    Seven Pay    $3,813.30
Guarantee Premium              Level                   Premium
                               Premium

Lifetime No Lapse  $1,323.97   Guideline  $15,735.32
Guarantee                      Single
Premium                        Premium


If the Policy is in force on the Policy anniversary when the Insured is age 100, the Death Benefit will continue and the Death Benefit Option will be Option 2. If the Death Benefit Option was previously Option 1, the Specified Amount will not be automatically decreased by the Account Value unless the Insured's issue age was greater than 75. Any riders will terminate. The variable Account Value and any Loan Account value will be transferred to the Fixed Account, which will thereafter earn the then-current interest rate. The Fixed Account will be reduced by the amount of any indebtedness and no further loans will be permitted. No further premiums may be paid and no costs or charges will be deducted. The Policy will continue beyond the Insured's age 100 in this manner until the Insured's death. However, the owner may discontinue this Extended Maturity Benefit at any time by surrendering the Policy.

                Columbus Life Insurance Company--Illustration #1

--------------------------------------------------------------------------------
Designed for:                           Important Notes
John Doe
Male Age: 35      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:              $900.00


Important Notes

Current and maximum values assume that premiums are paid as indicated, that the first payment is received by the Policy issue date, and that each subsequent periodic payment is received by the planned date.

The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for Policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect deduction of applicable surrender charges.

Current interest credited on the Fixed Account is 5.00%.

Guaranteed interest credited on the Fixed Account is 3%.

This illustration does include the Term No Lapse Guarantee. The Term No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

This illustration does include the Lifetime No Lapse Guarantee. The Lifetime No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

If premiums are paid as illustrated this Policy is not a modified endowment contract.

This is an illustration and not a contract or offer of insurance. Although the information in this illustration is based on certain tax and legal assumptions, it is not intended to be tax or legal advice. Such advice should be obtained from a professional tax or legal adviser.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for John Doe                               $100,000.00 Specified Amount
Male Issue Age 55                                        Death Benefit Option: 1
--------------------------------------------------------------------------------
Standard - TNU                                          $2,280.00 Annual Premium
--------------------------------------------------------------------------------

Flexible Premium         The Policy is a flexible premium, variable universal
Variable Universal       life policy. The Policy is called "flexible premium"
Life Insurance           because you can change the amount and frequency of your
                         premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash
                         Surrender Value and your Death Benefit may vary with the performance of the Sub-Accounts.

Underwriting Class:      The cost of insurance for this illustration is based on
Male Standard-TNU        the assumption the Policy is issued with the
                         underwriting class listed at the left. Actual cost of insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death                    Benefit Option You may select from two options.
                         Option 1 provides an initial Death Benefit equal to the Specified Amount. Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified        The Specified Amount assumed at issue is shown on the
Amount $100,000          left. The actual amount payable at death will depend on
                         the Death Benefit Option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit. The Death Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium The planned premiums, including lump-sum premiums, are Outlay $2,280.00 Annual shown in the yearly detail of this illustration (Mode
                         A). Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the Sub-Accounts.

Minimum Annual           By paying the Lifetime No-Lapse Guarantee premium, you
Premium for Lifetime     are receiving a Benefit that will keep the Policy in
Guarantee $3,344.08      force for the lifetime of the Insured even if your
                         Policy Net Cash Surrender Value is less than the next
                         Monthly Deduction and Monthly Expense Charge, and regardless of investment performance.

Minimum Annual           By paying the Term No-Lapse Guarantee premium, you are
Premium for Term         receiving a Benefit that will keep the Policy in force
Guarantee $1,561.32      for ten years even if your Policy Net Cash Surrender
                         Value is less than the next Monthly Deduction and Monthly Expense Charge, and regardless of investment performance. At least 1/12 of this minimum premium must be paid in order for the Policy to take effect.

Non-Guaranteed           The cost of insurance and the Policy charges are
Elements of              guaranteed to be no higher than the maximums stated in
the Policy               the Policy and Prospectus. The current cost of
                         insurance and current Policy charges are not guaranteed. The Account Value will depend on the allocation to and performance of the various
                         Sub-Accounts as well as the non-guaranteed elements of the Policy. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for:                           Summary Page
John Doe                                Current Charges
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:            $2,280.00

                                  Summary Page
                            Assuming Current Charges
                Assuming Hypothetical Gross Investment Return of:

                                    0.00%                  5.00%                 10.00%
                                            Net Cash               Net Cash               Net Cash
          Premium    Premiums    Account   Surrender    Account   Surrender    Account   Surrender
  Year     Outlay       at 5%      Value       Value      Value       Value      Value       Value
--------------------------------------------------------------------------------------------------
     1        2,280     2,394       1,500           0     1,589           0      1,678           0
     2        2,280     4,908       2,934         804     3,187       1,057      3,450       1,320
     3        2,280     7,547       4,294       2,164     4,789       2,659      5,318       3,188
     4        2,280    10,318       5,573       3,443     6,383       4,253      7,281       5,151
     5        2,280    13,228       6,762       4,632     7,962       5,832      9,338       7,208
     6        2,280    16,284       7,852       5,722     9,516       7,386     11,491       9,361
     7        2,280    19,492       8,836       6,706    11,036       8,906     13,741      11,611
     8        2,280    22,861       9,706       7,576    12,513      10,383     16,091      13,961
     9        2,280    26,398      10,454       8,324    13,939      11,809     18,547      16,417
    10        2,280    30,111      11,068       8,938    15,301      13,171     21,112      18,982
    15        2,280    51,659      11,685      11,685    20,682      20,682     35,842      35,842
    20        2,280    79,160       6,360       6,360    21,842      21,842     55,239      55,239
    25        2,280   114,259         0##         0##    14,888      14,888     87,898      87,898
    30        2,280   159,055                               0##         0##    143,726     143,726
    35        2,280   216,227                                                  224,487     224,487
    40        2,280   289,195                                                  345,144     345,144
    45        2,280   382,322                                                  536,617     536,617

Age 70        2,280    51,659      11,685      11,685    20,682      20,682     35,842      35,842

##Additional premium is required to keep this Policy in-force.

The current cost of insurance rates and charges are subject to change. Account values will vary from those illustrated if actual rates differ from those assumed.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for:                           Summary Page
John Doe                                Maximum Charges
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:              1
Lump Sum:                        $0     Initial Premium:           $2,280.00

                                  Summary Page
                            Assuming Maximum Charges
                Assuming Hypothetical Gross Investment Return of:

                                    0.00%                  5.00%                 10.00%
                                            Net Cash               Net Cash               Net Cash
          Premium    Premiums    Account   Surrender    Account   Surrender    Account   Surrender
  Year     Outlay       at 5%      Value       Value      Value       Value      Value       Value
--------------------------------------------------------------------------------------------------
     1        2,280     2,394      1,113           0     1,189           0      1,266           0
     2        2,280     4,908      2,132           0     2,342           0      2,559           0
     3        2,280     7,547      3,062           0     3,458           0      3,884           0
     4        2,280    10,318      3,882           0     4,516         606      5,223       1,313
     5        2,280    13,228      4,594         684     5,515       1,605      6,579       2,669
     6        2,280    16,284      5,178       1,268     6,432       2,522      7,935       4,025
     7        2,280    19,492      5,636       1,726     7,266       3,356      9,293       5,383
     8        2,280    22,861      5,937       2,027     7,981       4,071     10,625       6,715
     9        2,280    26,398      6,071       2,161     8,564       4,654     11,922       8,012
    10        2,280    30,111      6,017       2,107     8,988       5,078     13,163       9,253
    15        2,280    51,659      2,176       2,176     7,748       7,748     17,820      17,820
    20        2,280    79,160        0##         0##       0##         0##     15,821      15,821
    25        2,280   106,712                                                     0##         0##
    30        2,280   136,194
    35        2,280   173,822
    40        2,280   221,846
    45        2,280   283,138

Age 70        2,280    51,659      2,176       2,176     7,748       7,748     17,820      17,820


##Additional premium is required to keep this Policy in-force.

Maximum cost of insurance rates and charges have been used to calculate the above values. These maximums are shown in the Policy and Prospectus.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for:                           Policy Illustration
John Doe
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:            $2,280.00


                                                Values Projected at 10%
                                     8.07% Net                          7.97% Net
                          -------------------------------------------------------------------
                                 Current Charges                     Maximum Charges
                          -------------------------------------------------------------------
      End                            Net Cash                         Net Cash
       of   Premium        Account  Surrender      Death   Account   Surrender       Death
 Age   Yr    Outlay  Mode    Value      Value    Benefit     Value       Value     Benefit
---------------------------------------------------------------------------------------------
56     1      2,280   A      1,678          0     100,000      1,266           0    100,000
57     2      2,280   A      3,450      1,320     100,000      2,559           0    100,000
58     3      2,280   A      5,318      3,188     100,000      3,884           0    100,000
59     4      2,280   A      7,281      5,151     100,000      5,223       1,313    100,000
60     5      2,280   A      9,338      7,208     100,000      6,579       2,669    100,000

61     6      2,280   A     11,491      9,361     100,000      7,935       4,025    100,000
62     7      2,280   A     13,741     11,611     100,000      9,293       5,383    100,000
63     8      2,280   A     16,091     13,961     100,000     10,625       6,715    100,000
64     9      2,280   A     18,547     16,417     100,000     11,922       8,012    100,000
65    10      2,280   A     21,112     18,982     100,000     13,163       9,253    100,000

66    11      2,280   A     23,793     22,196     100,000     14,327      11,395    100,000
67    12      2,280   A     26,598     25,533     100,000     15,400      13,445    100,000
68    13      2,280   A     29,533     29,000     100,000     16,357      15,380    100,000
69    14      2,280   A     32,609     32,609     100,000     17,181      17,181    100,000
70    15      2,280   A     35,842     35,842     100,000     17,820      17,820    100,000

71    16      2,280   A     39,251     39,251     100,000     18,225      18,225    100,000
72    17      2,280   A     42,861     42,861     100,000     18,332      18,332    100,000
73    18      2,280   A     46,702     46,702     100,000     18,042      18,042    100,000
74    19      2,280   A     50,814     50,814     100,000     17,248      17,248    100,000
75    20      2,280   A     55,239     55,239     100,000     15,821      15,821    100,000

76    21      2,280   A     60,433     60,433     100,000     13,608      13,608    100,000
77    22      2,280   A     66,163     66,163     100,000     10,415      10,415    100,000
78    23      2,280   A     72,543     72,543     100,000      6,016       6,016    100,000
79    24      2,280   A     79,723     79,723     100,000         92          92    100,000
80    25      2,280   A     87,898     87,898     100,000          0           0          0

81    26      2,280   A     97,308     97,308     102,173
82    27      2,280   A    107,634    107,634     113,015
83    28      2,280   A    118,774    118,774     124,713
84    29      2,280   A    130,786    130,786     137,325
85    30      2,280   A    143,726    143,726     150,912

86    31      2,280   A    157,653    157,653     165,536
87    32      2,280   A    172,630    172,630     181,261
88    33      2,280   A    188,717    188,717     198,153
89    34      2,280   A    205,981    205,981     216,280
90    35      2,280   A    224,487    224,487     235,711

                                                Values Projected at 10%
                                     8.07% Net                          7.97% Net
                          -------------------------------------------------------------------
                                 Current Charges                     Maximum Charges
                          -------------------------------------------------------------------
      End                            Net Cash                         Net Cash
       of   Premium        Account  Surrender      Death   Account   Surrender       Death
 Age   Yr    Outlay  Mode    Value      Value    Benefit     Value       Value     Benefit
---------------------------------------------------------------------------------------------
91    36      2,280   A    244,305    244,305     256,521
92    37      2,280   A    265,980    265,980     276,620
93    38      2,280   A    289,784    289,784     298,477
94    39      2,280   A    316,041    316,041     322,361
95    40      2,280   A    345,144    345,144     348,596

96    41      2,280   A    377,349    377,349     377,349
97    42      2,280   A    412,346    412,346     412,346
98    43      2,280   A    450,377    450,377     450,377
99    44      2,280   A    491,705    491,705     491,705
100   45      2,280   A    536,617    536,617     536,617
           --------
            102,600


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for:                           Policy Illustration
John Doe
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:            $2,280.00

                                                  Values Projected at 5%
                                          3.16% Net                    3.06% Net
                           ------------------------------------------------------------------
                                       Current Charges             Maximum Charges
                           ------------------------------------------------------------------
      End                            Net Cash                         Net Cash
       of   Premium        Account  Surrender      Death   Account   Surrender       Death
 Age   Yr    Outlay  Mode    Value      Value    Benefit     Value       Value     Benefit
---------------------------------------------------------------------------------------------
56     1      2,280   A     1,589          0      100,000     1,189           0     100,000
57     2      2,280   A     3,187      1,057      100,000     2,342           0     100,000
58     3      2,280   A     4,789      2,659      100,000     3,458           0     100,000
59     4      2,280   A     6,383      4,253      100,000     4,516         606     100,000
60     5      2,280   A     7,962      5,832      100,000     5,515       1,605     100,000

61     6      2,280   A     9,516      7,386      100,000     6,432       2,522     100,000
62     7      2,280   A    11,036      8,906      100,000     7,266       3,356     100,000
63     8      2,280   A    12,513     10,383      100,000     7,981       4,071     100,000
64     9      2,280   A    13,939     11,809      100,000     8,564       4,654     100,000
65    10      2,280   A    15,301     13,171      100,000     8,988       5,078     100,000

66    11      2,280   A    16,589     14,991      100,000     9,224       6,292     100,000
67    12      2,280   A    17,788     16,773      100,000     9,253       7,298     100,000
68    13      2,280   A    18,882     18,350      100,000     9,041       8,063     100,000
69    14      2,280   A    19,853     19,853      100,000     8,560       8,560     100,000
70    15      2,280   A    20,682     20,682      100,000     7,748       7,748     100,000

71    16      2,280   A    21,349     21,349      100,000     6,542       6,542     100,000
72    17      2,280   A    21,829     21,829      100,000     4,861       4,861     100,000
73    18      2,280   A    22,095     22,095      100,000     2,584       2,584     100,000
74    19      2,280   A    22,115     22,115      100,000         0           0           0
75    20      2,280   A    21,842     21,842      100,000

76    21      2,280   A    21,404     21,404      100,000
77    22      2,280   A    20,575     20,575      100,000
78    23      2,280   A    19,279     19,279      100,000
79    24      2,280   A    17,421     17,421      100,000
80    25      2,280   A    14,888     14,888      100,000

81    26      2,280   A    11,540     11,540      100,000
82    27      2,280   A     7,200      7,200      100,000
83    28      2,280   A     1,648      1,648      100,000
            -------
             63,840


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2


--------------------------------------------------------------------------------
Designed for:                           Policy Illustration
John Doe
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:            $2,280.00

                                                Values Projected at 0%
                                    -1.75% Net                         -1.85% Net
                          -------------------------------------------------------------------
                                 Current Charges                     Maximum Charges
                          -------------------------------------------------------------------
      End                            Net Cash                         Net Cash
       of   Premium        Account  Surrender      Death   Account   Surrender       Death
 Age   Yr    Outlay  Mode    Value      Value    Benefit     Value       Value     Benefit
---------------------------------------------------------------------------------------------
56     1      2,280   A     1,500          0      100,000     1,113           0     100,000
57     2      2,280   A     2,934        804      100,000     2,132           0     100,000
58     3      2,280   A     4,294      2,164      100,000     3,062           0     100,000
59     4      2,280   A     5,573      3,443      100,000     3,882           0     100,000
60     5      2,280   A     6,762      4,632      100,000     4,594         684     100,000

61     6      2,280   A     7,852      5,722      100,000     5,178       1,268     100,000
62     7      2,280   A     8,836      6,706      100,000     5,636       1,726     100,000
63     8      2,280   A     9,706      7,576      100,000     5,937       2,027     100,000
64     9      2,280   A    10,454      8,324      100,000     6,071       2,161     100,000
65    10      2,280   A    11,068      8,938      100,000     6,017       2,107     100,000

66    11      2,280   A    11,540      9,942      100,000     5,751       2,818     100,000
67    12      2,280   A    11,854     10,789      100,000     5,260       3,305     100,000
68    13      2,280   A    11,995     11,463      100,000     4,519       3,541     100,000
69    14      2,280   A    11,945     11,945      100,000     3,509       3,509     100,000
70    15      2,280   A    11,685     11,685      100,000     2,176       2,176     100,000

71    16      2,280   A    11,195     11,195      100,000       471         471     100,000
72    17      2,280   A    10,449     10,449      100,000         0           0           0
73    18      2,280   A     9,420      9,420      100,000
74    19      2,280   A     8,072      8,072      100,000
75    20      2,280   A     6,360      6,360      100,000

76    21      2,280   A     4,310      4,310      100,000
77    22      2,280   A     1,769      1,769      100,000
            -------
             50,160

Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for:                           Premium Information
John Doe
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:            $2,280.00

Premium Information

Term No Lapse      $1,561.32   Guideline  $3,520.08    Seven Pay  $7,440.98
Guarantee Premium              Level                   Premium
                               Premium

Lifetime No Lapse  $3,344.08   Guideline  $36,648.25
Guarantee                      Single
Premium                        Premium


If the Policy is in force on the Policy anniversary when the Insured is age 100, the Death Benefit will continue and the Death Benefit Option will be Option 2. If the Death Benefit Option was previously Option 1, the Specified Amount will not be automatically decreased by the Account Value unless the Insured's issue age was greater than 75. Any riders will terminate. The variable Account Value and any Loan Account value will be transferred to the Fixed Account, which will thereafter earn the then-current interest rate. The Fixed Account will be reduced by the amount of any indebtedness and no further loans will be permitted. No further premiums may be paid and no costs or charges will be deducted. The Policy will continue beyond the Insured's age 100 in this manner until the Insured's death. However, the owner may discontinue this Extended Maturity Benefit at any time by surrendering the Policy.

                Columbus Life Insurance Company--Illustration #2

--------------------------------------------------------------------------------
Designed for:                           Important Notes
John Doe
Male Age: 55      Standard - TNU        Flexible Premium Variable Universal Life
--------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00     Death Benefit Option:               1
Lump Sum:                        $0     Initial Premium:            $2,280.00


Important Notes

Current and maximum values assume that premiums are paid as indicated, that the first payment is received by the Policy issue date, and that each subsequent periodic payment is received by the planned date.

The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for Policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect deduction of applicable surrender charges.

Current interest credited on the Fixed Account is 5.00%.

Guaranteed interest credited on the Fixed Account is 3%.

This illustration does include the Term No Lapse Guarantee. The Term No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

This illustration does include the Lifetime No Lapse Guarantee. The Lifetime No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

If premiums are paid as illustrated this Policy is not a modified endowment contract.

This is an illustration and not a contract or offer of insurance. Although the information in this illustration is based on certain tax and legal assumptions, it is not intended to be tax or legal advice. Such advice should be obtained from a professional tax or legal adviser.

            SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS


                                      Insured's Age
Insured's Age Last  Applicable Death   Last Policy   Applicable Death  Insured's Age Last  Applicable Death
Policy Anniversary   Benefit Factor    Anniversary    Benefit Factor   Policy Anniversary   Benefit Factor
------------------  ----------------  -------------  ----------------  ------------------  ----------------
  1 through 40            2.50              54             1.57                68                 1.17
       41                 2.43              55             1.50                69                 1.16
       42                 2.36              56             1.46                70                 1.15
       43                 2.29              57             1.42                71                 1.13
       44                 2.22              58             1.38                72                 1.11
       45                 2.15              59             1.34                73                 1.09
       46                 2.09              60             1.30                74                 1.07
       47                 2.03              61             1.28           75 through 90           1.05
       48                 1.97              62             1.26                91                 1.04
       49                 1.91              63             1.24                92                 1.03
       50                 1.85              64             1.22                93                 1.02
       51                 1.78              65             1.20                94                 1.01
       52                 1.71              66             1.19           95 or higher            1.00
       53                 1.64              67             1.18

                SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES

The Guaranteed Maximum Monthly Cost of Insurance Charges per $1,000 of Specified Amount for an Insured in the standard or preferred underwriting class are listed in the table below (Based on 1980 CSO Mortality Table, Age Last Birthday). For any insured in a special or substandard rate class, the rate above must be multiplied by the appropriate rating factor, as shown in an amendment added to the policy.

--------------------------    ------------------------------------------------------------
       Juvenile Ages                                    Adult Ages
--------------------------    ------------------------------------------------------------
                                            Male        Male         Female         Female
Attained                      Attained    Tobacco     Tobacco       Tobacco        Tobacco
  Age      Male     Female      Age      Abstainer*    User**      Abstainer*       User**
--------   ----     ------    --------   ----------   -------      ---------       -------
   0       0.09      0.07        20         0.14        0.19          0.08           0.10
   1       0.09      0.07        21         0.14        0.19          0.09           0.10
   2       0.08      0.07        22         0.14        0.19          0.09           0.10
   3       0.08      0.07        23         0.13        0.19          0.09           0.10
   4       0.08      0.06        24         0.13        0.18          0.09           0.11
   5       0.07      0.06        25         0.13        0.18          0.09           0.11
   6       0.07      0.06        26         0.12        0.17          0.09           0.11
   7       0.07      0.06        27         0.12        0.17          0.10           0.12
   8       0.06      0.06        28         0.12        0.17          0.10           0.12
   9       0.06      0.06        29         0.12        0.17          0.10           0.13
  10       0.06      0.06        30         0.12        0.18          0.10           0.13
  11       0.07      0.06        31         0.12        0.18          0.11           0.14
  12       0.08      0.06        32         0.13        0.19          0.11           0.14
  13       0.09      0.06        33         0.13        0.20          0.12           0.15
  14       0.10      0.07        34         0.14        0.21          0.12           0.16
  15       0.12      0.07        35         0.14        0.23          0.13           0.17
  16       0.13      0.08        36         0.15        0.24          0.13           0.18
  17       0.14      0.08        37         0.16        0.26          0.14           0.20
  18       0.15      0.08        38         0.17        0.29          0.16           0.22
  19       0.16      0.09        39         0.18        0.31          0.17           0.24
--------------------------       40         0.20        0.35          0.18           0.26
                                 41         0.21        0.38          0.20           0.29
                                 42         0.23        0.42          0.21           0.32
* Abstainer generally means      43         0.25        0.46          0.23           0.34
the Insured does not use         44         0.27        0.50          0.24           0.37
tobacco products.                45         0.29        0.55          0.26           0.40
                                 46         0.31        0.60          0.28           0.43
** User generally means the      47         0.34        0.65          0.29           0.46
Insured uses tobacco products.   48         0.36        0.71          0.31           0.49
                                 49         0.39        0.77          0.34           0.53
                                 50         0.43        0.84          0.36           0.57
                                 51         0.47        0.92          0.39           0.61
                                 52         0.51        1.00          0.42           0.65
                                 53         0.57        1.11          0.46           0.71
                                 54         0.62        1.22          0.49           0.76
--------------------------     ----------------------------------------------------------

                               -------------------------------------------------------
                                                       Adult Ages
                               -------------------------------------------------------
                                            Male        Male      Female        Female
                               Attained    Tobacco     Tobacco    Tobacco      Tobacco
                                  Age     Abstainer*    User**   Abstainer*     User**
                               --------   ---------    -------   ----------    -------
                                  55         0.69         1.33       0.53         0.81
                                  56         0.76         1.46       0.57         0.87
                                  57         0.83         1.59       0.61         0.92
                                  58         0.92         1.73       0.65         0.97
                                  59         1.01         1.88       0.69         1.02
                                  60         1.12         2.04       0.74         1.09
                                  61         1.23         2.23       0.80         1.16
                                  62         1.37         2.45       0.88         1.27
                                  63         1.52         2.68       0.97         1.39
                                  64         1.69         2.95       1.08         1.53
                                  65         1.88         3.22       1.20         1.68
                                  66         2.08         3.52       1.32         1.83
                                  67         2.30         3.82       1.44         1.97
                                  68         2.53         4.14       1.57         2.12
                                  69         2.80         4.49       1.71         2.28
* Abstainer generally means       70         3.10         4.88       1.88         2.47
the Insured does not use          71         3.44         5.31       2.08         2.71
tobacco products.                 72         3.84         5.81       2.33         3.01
                                  73         4.29         6.37       2.64         3.36
** User generally means the       74         4.79         6.98       2.98         3.77
Insured uses tobacco products     75         5.33         7.64       3.38         4.21
                                  76         5.91         8.32       3.80         4.69
                                  77         6.51         9.01       4.26         5.19
                                  78         7.15         9.71       4.76         5.73
                                  79         7.85        10.45       5.32         6.31
                                  80         8.62        11.26       5.96         6.97
                                  81         9.50        12.15       6.70         7.73
                                  82        10.50        13.16       7.56         8.60
                                  83        11.63        14.26       8.55         9.61
                                  84        12.86        15.43       9.65        10.73
                                  85        14.18        16.62      10.86        11.93
                                  86        15.57        17.80      12.17        13.21
                                  87        17.00        19.04      13.59        14.57
                                  88        18.49        20.35      15.13        16.01
                                  89        20.04        21.67      16.79        17.53
                                  90        21.69        23.03      18.61        19.26
                                  91        23.49        24.47      20.64        21.16
                                  92        25.50        26.17      22.97        23.32
                                  93        27.96        28.41      25.80        25.94
                                  94        31.38        31.56      29.59        29.59
                                  95        36.80        36.80      35.37        35.37
                                  96        46.59        46.59      45.53        45.53
                                  97        67.04        67.04      66.32        66.32
                                  98       120.67       120.67     120.23       120.23
                                  99       120.67       120.67     120.23       120.23
                              --------------------------------------------------------

                    SUPPLEMENT D - TABLE OF SURRENDER CHARGES

The Maximum Surrender Charges per $1,000 of decrease in Specified Amount (except for decreases caused by a change of death benefit options) for Policy Years 1-10 are listed in the table below. Surrender Charges decrease linearly to zero between the end of year 10 and the end of year 14.

--------------------------    ------------------------------------------------------------
       Juvenile Ages                                    Adult Ages
--------------------------    ------------------------------------------------------------
                                            Male        Male         Female         Female
 Issue                         Issue       Tobacco     Tobacco       Tobacco        Tobacco
  Age      Male     Female      Age      Abstainer*    User**      Abstainer*       User**
--------   ----     ------    --------   ----------   -------      ---------       -------
 0         15.40     14.60       20         18.80       20.70         17.80          18.70
 1         15.50     14.60       21         19.10       21.00         18.00          19.00
 2         15.60     14.80       22         19.30       21.30         18.30          19.30
 3         15.80     14.90       23         19.60       21.60         18.50          19.60
 4         15.90     15.00       24         19.80       22.00         18.80          19.90
 5         16.10     15.20       25         20.10       22.30         19.10          20.20
 6         16.30     15.30       26         20.40       22.70         19.30          20.50
 7         16.40     15.50       27         20.80       23.10         19.60          20.80
 8         16.60     15.60       28         21.10       23.50         19.90          21.20
 9         16.90     15.80       29         21.50       24.00         20.30          21.60
10         17.10     16.00       30         21.80       24.40         20.60          21.90
11         17.30     16.10       31         22.20       24.90         20.90          22.30
12         17.60     16.30       32         22.60       25.40         21.30          22.80
13         17.80     16.50       33         23.00       26.00         21.70          23.20
14         18.10     16.70       34         23.50       26.60         22.10          23.70
15         18.30     16.90       35         24.00       27.20         22.50          24.20
16         18.50     17.10       36         24.40       27.80         22.90          24.70
17         18.80     17.40       37         24.90       28.50         23.40          25.20
18         19.00     17.60       38         25.50       29.20         23.80          25.70
19         19.30     17.80       39         26.00       29.90         24.30          26.30
--------------------------       40         26.60       30.60         24.80          26.90
                                 41         27.20       31.40         25.30          27.50
                                 42         27.80       32.20         25.80          28.10
* Abstainer generally means      43         28.40       33.10         26.40          28.80
the Insured does not use         44         29.10       34.00         27.00          29.40
tobacco products.                45         29.80       34.90         27.60          30.10
                                 46         30.60       35.90         28.20          30.80
** User generally means the      47         31.30       36.90         28.80          31.60
Insured uses tobacco products.   48         32.10       38.00         29.50          32.30
                                 49         33.00       39.10         30.20          33.10
                                 50         33.90       40.30         30.90          33.90
                                 51         34.80       41.60         31.70          34.80
                                 52         35.80       42.90         32.40          35.70
                                 53         36.80       44.30         33.20          36.50
                                 54         37.90       44.90         34.10          37.50
--------------------------       ---------------------------------------------------------

                               -------------------------------------------------------
                                                       Adult Ages
                               -------------------------------------------------------

                                            Male        Male      Female        Female
                                 Issue     Tobacco     Tobacco    Tobacco      Tobacco
                                  Age     Abstainer*    User**   Abstainer*     User**
                               --------   ---------    -------   ----------    -------

                                  55       39.10        44.60      34.90        38.40
                                  56       40.30        44.20      35.80        39.40
                                  57       41.60        43.90      36.80        40.50
                                  58       42.90        43.60      37.80        41.60
                                  59       43.50        43.30      38.90        42.80
                                  60       43.00        42.90      40.00        44.00
                                  61       42.60        42.60      41.20        44.00
                                  62       42.10        42.30      42.50        43.50
                                  63       41.60        42.00      42.80        42.90
                                  64       41.20        41.60      42.20        42.30
                                  65       40.80        41.30      41.60        41.80
                                  66       40.30        41.10      41.00        41.20
                                  67       40.00        40.90      40.40        40.70
                                  68       39.60        40.70      39.80        40.20
                                  69       39.30        40.50      39.30        39.70
* Abstainer generally means       70       38.90        40.40      38.70        39.20
the Insured does not use          71       38.60        40.30      38.10        38.70
tobacco products.                 72       38.30        40.20      37.60        38.30
                                  73       38.00        40.00      37.10        37.80
** User generally means the       74       37.70        39.90      36.50        37.40
Insured uses tobacco products.    75       37.40        39.90      36.00        37.00
                                  76       37.10        39.80      35.60        36.60
                                  77       36.90        39.80      35.10        36.20
                                  78       36.80        39.70      34.70        35.90
                                  79       36.60        39.60      34.30        35.60
                                  80       36.50        39.50      34.00        35.20
                                  81       36.30        39.30      33.50        34.80
                                  82       35.90        38.90      33.00        34.30
                                  83       35.30        38.10      32.30        33.50
                                  84       34.40        36.90      31.40        32.50
                                  85       32.90        35.10      30.00        31.00

                     SUPPLEMENT E - CONTINUATION PROVISIONS

Continuation Under the Term No-Lapse Guarantee Provision

To determine if your adjusted total premium payments are sufficient to maintain the Term No-Lapse Guarantee for continuation of your Policy when the Term No-Lapse Guarantee applies, we use the following procedure:

o We determine your adjusted total premium payments (the total amount of your premium payments less the amount of any withdrawals and the amount of your Loan Account).

o We determine if you have made any changes in your Policy that resulted in a change in the Monthly Deduction. In this discussion, we call this type of change a policy change.

o    We determine the total required amount for this guarantee provision.

     o If you have not made any policy changes, the total required amount is 1/12th of the applicable minimum annual premium for the Term No-Lapse Guarantee multiplied by the number of months from the Policy Date to the next Monthly Anniversary Day. The minimum annual premium for the Term No-Lapse Guarantee under your Policy is shown in your Policy Schedule.

     o For example, if the minimum annual premium for the Term No-Lapse Guarantee is $1,200, your Policy Date is June 15, 2000, the next Monthly Anniversary Day is March 15, 2001, and you have not made any policy change, the required amount is $900 ($100 ($1,200 divided by 12) x 9 (number of months in the period)).

     o If you have made a policy change, we calculate a required amount for the period from the Policy Date to the date on which the policy change was effective and a required amount for the period from the date on which the policy change was effective to the next Monthly Anniversary Day. Each calculation is based on the minimum annual premium for the Term No-Lapse Guarantee applicable for the period. We then add the 2 required amounts to determine the total required amount.

     o If you have made more than one policy change, we calculate a required amount for each period. We then add the required amounts to determine the total required amount.

     o We then compare your adjusted total premium payments to the total required amount.

     o If your adjusted total premium payments are equal to or greater than the total required amount, your Policy will continue to be effective, your Term No-Lapse Guarantee will remain in effect and your Policy will not lapse.

     o If your adjusted total premium payments are less than the total required amount, a Grace Period will start.

     o We will send you notice if you are in jeopardy of losing your Term No-Lapse Guarantee. If your Term No-Lapse Guarantee is lost, it will not be reinstated.

Continuation Under the Lifetime No-Lapse Guarantee Provision

To determine if your adjusted total premium payments are sufficient for continuation when the Lifetime No-Lapse Guarantee applies, we use the procedure described above, but we base our calculation of the total required amount on the minimum annual premium for the Lifetime No-Lapse Guarantee under your Policy as shown on your Policy Schedule.

                       SUPPLEMENT F - VALUATION PROCEDURES

Sub-Accounts Accumulation Unit Value

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the NYSE on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) equals:    (1) the net asset value per share of the underlying Fund at the end of the current Valuation Period, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                    (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

     (b) is the net asset value per share of the corresponding underlying Fund determined at the end of the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual mortality and expense risk charge.

Fixed Account Value

     The value of the Fixed Account is calculated on a daily basis by the following formula:

     NP + XFT + I - XFF - WD = value of the Fixed Account where

          NP  = the sum of all Net Premiums allocated to the Fixed Account

          XFT = any amount transferred to the Fixed Account from a Sub-Account

          I   = interest credited by Columbus Life to the Fixed Account

          XFF = any amounts transferred from the Fixed Account to a Sub-Account

          WD = any amounts withdrawn for charges or deductions, or in connection with any surrenders or partial withdrawals

                                    GLOSSARY

Account Value            The sum of the value of your investments in the
                         Sub-Accounts, the value of your investments in the Fixed Account and the value of your Loan Account.

Accumulation Unit        A unit of measure used to calculate a Policyholder's
                         share of a Sub-Account.

Accumulation Unit Value  The dollar value of an Accumulation Unit in a
                         Sub-Account.

Attained Age             We determine the Attained Age of the Insured at various
                         times for various reasons.

                              o    At the time we issue your Policy, the
                                   Insured's Attained Age is the Insured's age on the Policy Date

                              o After we issue your Policy, the Insured's Attained Age generally is the Insured's age on the last Policy Anniversary on or before the Monthly Anniversary Date

                              o    If you increase the Specified Amount
                                   after we issue your Policy, the
                                   Insured's Attained Age, for purposes of
                                   determining cost of insurance charges
                                   applicable to the increase, is the
                                   Insured's age on the last anniversary of the increase on or before that Monthly Anniversary Day

Beneficiary              The person or persons you have named to receive the
                         Death Proceeds when the Insured dies.

Cash Surrender Value     The Account Value minus any Surrender Charge.

Columbus Life, we, us    Columbus Life Insurance Company.
and our

Contingent               Beneficiary The person or persons you have named to
                         receive the Death Proceeds when no Beneficiaries remain alive and the Insured dies.

Death Benefit            The amount of the death benefit option selected.

Death Proceeds           The amount we pay to the Beneficiary under the
                         Policy when the Insured dies. The amount of the Death
                         Proceeds equals the amount of the Death Benefit plus any insurance on the Insured's life that was provided by riders to your Policy.

Fixed Account            An investment option that provides a fixed rate of
                         interest.

Fund A Fund is a series of a registered management investment company. Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

Indebtedness             The sum of the value of your Loan Account plus accrued
                         and unpaid interest on the loan.

Insured The person on whose life we provide insurance coverage under your Policy.

Loan Account             The portion of your Account Value that is collateral
                         for your loans.

Minimum Issue Limit The minimum amount of insurance you must purchase and maintain. If the Insured is in a standard premium class, the Minimum Issue Limit is $25,000. If the Insured is in a preferred premium class, the Minimum Issue Limit is $100,000.

Monthly Anniversary Day The date each month on which we deduct the Monthly Deduction and Monthly Expense Charge This is generally the same date each month as the Policy Date, so long as that date is a day on which processing occurs.

Monthly Deduction The Monthly Deduction includes the amount deducted for the cost of insurance charge plus the cost of any additional benefits provided under your Policy by rider.

Monthly Expense Charge   The Monthly Expense Charge covers the cost of
                         administering your Policy.

Net Cash Surrender       Your Account Value minus any Surrender Charge and any
Value                    Indebtedness.

Net Premiums The amount of premium payment you paid less the premium expense charge and less the tax charges.


Payee The person who actually receives the payment of proceeds from us under one of the Income Plans. Depending on the circumstances, the Payee might mean you, the Beneficiary, the Contingent Beneficiary, your estate or another designated person.


Policy The Columbus Life Flexible Premium Variable Universal Life Policy, including the application and any amendments, any supplemental application, riders or endorsements.

Policy Anniversary       The same date each year as the Policy Date.

Policy Date              The date from which Policy months, years and
                         anniversaries are measured.

Policy Schedule The schedule that begins on page 3 of your Policy. It contains specific information about your Policy such as the Specified Amount, your planned premium, the death benefit option you selected, required payments for guaranteed continuation of your Policy and the maximum amounts of various charges.


Policy Year              A year that starts on the Policy Date or an anniversary
                         of your Policy Date.


Separate Account 1       A separate account of Columbus Life Insurance Company
                         that supports your Policy.

Specified Amount         The amount of insurance coverage provided by the
                         Policy.

Sub-Account              A division of Separate Account 1. Each Sub-Account
                         invests in a Fund, which has the same investment objective as the Sub-Account.

Surrender Charge         An amount that may be deducted from your Account
                         Value if your Specified Amount decreases or if your Policy terminates for any reason.

                      Statutory-Basis Financial Statements

                         Columbus Life Insurance Company

                     Years ended December 31, 2000 and 1999
                       with Report of Independent Auditors

                         Columbus Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2000 and 1999




                                    Contents

Report of Independent Auditors................................................1

Financial Statements

Balance Sheets - Statutory-Basis..............................................2
Statements of Income - Statutory-Basis........................................3
Statements of Changes in Capital and Surplus - Statutory-Basis................4
Statements of Cash Flows - Statutory-Basis ...................................5
Notes to Statutory-Basis Financial Statements.................................6

                         Report of Independent Auditors


Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                  /s/ Ernst & Young LLP

Cincinnati, Ohio
March 30, 2001

                         Columbus Life Insurance Company

                        Balance Sheets - Statutory-Basis


                                                                December 31
                                                             2000         1999
                                                         -----------------------
                                                             (in thousands)

Admitted Assets

Debt securities                                          $1,473,960   $1,494,340
Preferred and common stocks                                 218,464      311,100
Mortgage loans                                              152,387      151,098
Policy loans                                                 74,798       75,808
Real estate                                                   3,290        3,364
Cash, cash equivalents and short-term investments            56,880       55,574
Other invested assets                                        66,075       27,611
                                                         ----------   ----------
Total cash and invested assets                            2,045,854    2,118,895

Premiums deferred and uncollected                             7,371        6,825
Investment income due and accrued                            24,667       25,204
Other assets                                                 30,774        4,825
Separate account assets                                         957          128
                                                         ----------   ----------
Total admitted assets                                    $2,109,623   $2,155,877
                                                         ==========   ==========

Liabilities and Capital and Surplus

Policy reserves                                          $1,624,000   $1,623,288
Policy claims in process of settlement                        5,262        5,043
Dividends payable to policyholders                           15,339       15,140
Other liabilities                                            51,727       57,886
Federal income taxes payable to parent                        3,716       26,296
Interest maintenance reserve                                 11,832       17,346
Asset valuation reserve                                      43,954       80,302
Separate account liabilities                                    957          128
                                                         ----------   ----------
Total liabilities                                         1,756,787    1,825,429

Capital and Surplus

Common stock, $1 par value, authorized 10,000
      shares, issued and outstanding 10,000 shares           10,000       10,000
Paid-in surplus                                              41,600       41,600
Unassigned surplus                                          301,236      278,848
                                                         ----------   ----------
Total capital and surplus                                   352,836      330,448
                                                         ----------   ----------
Total capital and surplus                                $2,109,623   $2,155,877
                                                         ==========   ==========


See accompanying notes.

                        Columbus Life Insurance Company

                     Statements of Income - Statutory-Basis


                                                                                   Year ended December 31
                                                                                     2000           1999
                                                                                  -------------------------
                                                                                       (in thousands)
Revenue:
   Premiums                                                                       $  146,233     $  170,517
   Net investment income                                                             147,857        146,741
   Considerations for supplementary contracts and
     dividend accumulations                                                            6,153          6,162
   Other                                                                               6,348          5,421
                                                                                  ----------     ----------
                                                                                     306,591        328,841

Policy benefits and expenses:
   Death benefits                                                                     45,463         36,905
   Annuity benefits                                                                    6,646          7,790
   Disability and accident and health benefits                                         2,280          3,422
   Surrender benefits                                                                134,560        108,048
   Other benefits                                                                     10,638          9,929
   Increase in policy reserve and other policyholders' funds                             648         49,297
   Net transfers to separate account                                                     946            127
   Commissions on premiums                                                            16,611         31,380
   General expenses                                                                   32,387         38,186
                                                                                  ----------     ----------
                                                                                     250,179        285,084
                                                                                  ----------     ----------

Gain from operations before dividends to policyholders,
   federal income taxes and net realized capital gains                                56,412         43,757

Dividends to policyholders                                                            15,468         15,324
                                                                                  ----------     ----------
Gain from operations before federal income taxes
   and net realized capital gains                                                     40,944         28,433

Federal income taxes                                                                  14,943         10,945
                                                                                  ----------     ----------
Net gain from operations before net realized capital gains                            26,001         17,488

Net realized capital gains, less federal income tax expense of $5,879 in
   2000 and $8,085 in 1999 and transfers to the interest maintenance
   reserve of $(2,613) in 2000 and $(82) in 1999                                       7,569         15,752
                                                                                  ----------     ----------
Net income                                                                        $   33,570     $   33,240
                                                                                  ==========     ==========

See accompanying notes.

                        Columbus Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis


                                                         Year ended December 31
                                                           2000          1999
                                                        -----------------------
                                                            (in thousands)

Capital and surplus, beginning of year                  $ 330,448     $ 263,497
   Net income                                              33,570        33,240
   Change in net unrealized gains                         (51,254)       53,563
   Decrease (increase) in nonadmitted assets                3,715          (727)
   Decrease (increase) in asset valuation reserve          36,348       (19,137)
   Other                                                        9            12
                                                        ---------     ---------
Capital and surplus, end of year                        $ 352,836     $ 330,448
                                                        =========     =========


See accompanying notes.

                        Columbus Life Insurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                         Year ended December 31
                                                                          2000            1999
                                                                     ----------------------------
                                                                            (in thousands)
Operating activities:
Premium and annuity considerations                                   $   156,451      $   182,611
Net investment income received                                           146,047          139,311
Surrender and annuity benefits paid                                     (134,462)        (108,048)
Death and other benefits to policyholders                                (64,622)         (57,710)
Commissions, other expenses and taxes paid                               (52,064)         (67,617)
Net transfers to separate accounts                                          (946)            (126)
Dividends paid to policyholders                                          (15,269)         (14,762)
Federal income taxes paid to parent                                      (37,523)          (8,465)
Other, net                                                               (25,201)           4,960
                                                                     -----------      -----------
Net cash (used) provided by operating activities                         (27,589)          70,154
                                                                     ===========      ===========

Investment activities:
Proceeds from investments sold, matured or repaid:
   Debt securities                                                       339,468          637,660
   Stocks                                                                179,980          135,502
   Mortgage loans                                                         20,913           24,969
   Other invested assets                                                   7,740            7,074
                                                                     -----------      -----------
Total investment proceeds                                                548,101          805,205
Taxes paid on capital gains                                               (4,472)          (8,041)
                                                                     -----------      -----------
Net proceeds from investments sold, matured or repaid                    543,629          797,164

Cost of investments acquired:
   Bonds                                                                (323,716)        (672,730)
   Stocks                                                               (120,349)        (135,311)
   Mortgage loans                                                        (22,200)         (28,881)
   Other invested assets                                                 (49,479)         (18,314)
                                                                     -----------      -----------
Total cost of investments acquired                                      (515,744)        (855,236)

Net decrease in policy loans                                               1,010            1,428
                                                                     -----------      -----------
Net cash provided (used) by investment activities                         28,895          (56,644)
                                                                     -----------      -----------


Net change in cash, cash equivalents and short-term investments            1,306           13,510
Cash, cash equivalents and short-term investments:
   Beginning of year                                                      55,574           42,064
                                                                     -----------      -----------
   End of year                                                       $    56,880      $    55,574
                                                                     ===========      ===========

See accompanying notes.

                        Columbus Life Insurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2000 and 1999


1. Organization and Nature of Business

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 45 states and the District of Columbia. Approximately 53% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. Significant Accounting Policies

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

     o Debt securities classified as available for sale are carried at amortized cost instead of fair value.

     o Deferred federal income taxes are not provided for statutory reporting purposes.

     o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

     o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the
          NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest  rates.  Those  deferrals  are  amortized  over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying Balance Sheets as the "Interest Maintenance Reserve".

     o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

     o For statutory reporting purposes, revenues for universal life policies and annuity contracts, consist of the entire premium received and benefits represents the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Department has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of the changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in statutory-basis capital and surplus.

Significant accounting practices are as follows:

Revenues and Expenses

Annuity and universal life premiums are recognized as revenue when received. Other life insurance premiums are recognized at the beginning of each policy year. Accident and health insurance premiums are recognized as revenue when due. Policy acquisition costs are expensed as incurred.

Valuation of Investments

     o Debt securities and stock values are as prescribed by the NAIC; debt securities at amortized cost or NAIC value, preferred stocks in good standing at cost and all other stocks at market.

     o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

     o    The  Company's   non-insurance   subsidiaries   are  reported  at  the
          GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

     o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value. Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

     o Real estate is carried at the lower of depreciated cost or fair market value. Depreciation is computed by the straight-line method over the estimated useful life of the asset.

     o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

     o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

     o The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $2,613,056 and $81,956, which is net of federal income tax benefit of $1,407,013 and $44,130 in 2000 and 1999, respectively.

     o Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                          Percentage of Reserves
                                                          ----------------------
                                                             2000       1999
                                                          ----------------------

Life insurance:
   1941 Commissioners Standard Ordinary, 2-1/2% - 3%          3.4%       3.5%
   1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%     22.9       22.8
   1980 Commissioners Standard Ordinary, 4% - 5%             41.5       38.0
Annuities:
   Various, 2-1/2% - 7-1/2%                                  30.1       33.5
Supplemental benefits:
   Various, 2-1/2% - 7-1/2%                                   1.2        1.2
Other, 2% - 5-1/2%                                            0.9        1.0
                                                            -----      -----
                                                            100.0%     100.0%
                                                            =====      =====


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2000, reserves of $19,384,333 are recorded on inforce amounts of $1,877,786,844 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claims

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2000 and 1999. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Account

The Company maintains a separate account, which holds assets related to the Company's variable universal life product. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

Reinsurance

The Company reports related premiums and expenses gross in the Statements of Income for its reinsurance policies with unrelated entities. The net effect of premiums related to reinsurance contracts with related parties less experience refunds, benefits incurred and adjustments to reserves specified in the agreement and related expenses have been included in general expenses.

Dividends

Dividends to policyholders are determined annually by the Board of Directors. The dividends to policyholders were determined using factors based on approved dividend scales. Dividends to policyholders are reserved one year in advance through charges to operations.

Cash and Cash Equivalents

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

Reclassification

Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Debt and Equity Securities

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of debt securities at December 31, 2000 and 1999 are as follows:

                                                                                           2000
                                                              -------------------------------------------------------------
                                                               Amortized        Unrealized      Unrealized       Estimated
                                                                  Cost             Gain           Losses         Fair Value
                                                              -------------------------------------------------------------
                                                                                      (in thousands)
U.S. Treasury securities and obligations of
    U.S. government corporations and agencies                 $   11,294       $      407       $       --       $   11,701
Debt securities issued by states of the U.S. and
    political subdivisions of the states                          30,802              834              170           31,466
Corporate securities                                           1,066,399           21,943           25,755        1,062,587
Mortgage-backed securities                                       365,215            5,638            1,457          369,396
Foreign government securities                                        250               13               --              263
                                                              -------------------------------------------------------------
Total                                                         $1,473,960       $   28,835       $   27,382       $1,475,413
                                                              =============================================================

                                                                                           1999
                                                              -------------------------------------------------------------
                                                               Amortized        Unrealized      Unrealized       Estimated
                                                                  Cost             Gain           Losses         Fair Value
                                                              -------------------------------------------------------------
                                                                                      (in thousands)
U.S. Treasury securities and obligations of
    U.S. government corporations and agencies                 $   46,352       $      129       $    2,282       $   44,199
Debt securities issued by states of the U.S. and
    political subdivisions of the states                           5,924              234               --            6,158
Corporate securities                                           1,090,067           10,274           34,372        1,065,969
Mortgage-backed securities                                       351,747            1,228           10,594          342,381
Foreign government securities                                        250               --               15              235
                                                              -------------------------------------------------------------
Total                                                         $1,494,340       $   11,865       $   47,263       $1,458,942
                                                              =============================================================

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Amortized     Estimated
                                                         Cost        Fair Value
                                                      --------------------------
                                                            (in thousands)

Due in one year or less                               $   49,712      $   49,148
Due after one year through five years                    590,212         592,746
Due after five years through ten years                   292,815         289,732
Due after ten years                                      176,006         174,391
Mortgage-backed securities                               365,215         369,396
                                                      ----------      ----------
Total                                                 $1,473,960      $1,475,413
                                                      ==========      ==========

Proceeds from sales of investments in debt securities during 2000 and 1999 were $339,468,255 and $637,660,294, respectively. Gross gains of $1,129,109 and
$6,404,113 and gross losses of $5,149,197 and $6,528,357 were realized on those sales in 2000 and 1999, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                         2000
                              -----------------------------------------------------------
                              Amortized       Unrealized       Unrealized      Estimated
                                Cost             Gain            Losses        Fair Value
                              -----------------------------------------------------------
                                                    (in thousands)
Preferred stocks              $ 22,764         $     --         $    748         $ 22,016
                              ===========================================================
Common stock                  $106,212         $ 31,098         $ 13,046         $124,264
Subsidiaries                    52,998           28,304            9,866           71,436
                              -----------------------------------------------------------
Total common stock            $159,210         $ 59,402         $ 22,912         $195,700
                              ===========================================================

                                                         1999
                              -----------------------------------------------------------
                              Amortized       Unrealized       Unrealized      Estimated
                                Cost             Gain            Losses        Fair Value
                              -----------------------------------------------------------
                                                    (in thousands)
Preferred stocks              $ 24,765         $    271         $  1,379         $ 23,657
                              ===========================================================
Common stock                  $162,917         $ 51,883         $ 18,019         $196,781
Subsidiaries                    37,698           64,308           12,452           89,554
                              -----------------------------------------------------------
Total common stock            $200,615         $116,191         $ 30,471         $286,335
                              ===========================================================

Proceeds from sales of investments in equity securities during 2000 and 1999 were $179,979,570 and $135,502,304, respectively. Gross gains of $45,161,544 and
$37,926,375 and gross losses of $28,937,162 and $11,814,570 were realized on these sales in 2000 and 1999, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosure.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $152,386,675 and $156,410,646, and $151,098,000 and $148,623,000 at
December 31, 2000 and 1999, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $74,798,460 and $75,808,084 at December 31, 2000 and 1999, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,183,136,000 and $1,091,836,000, and $1,210,379,000 and $1,124,658,000 for 2000 and 1999,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. Concentrations of Credit Risk

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $86,685,857, with an aggregate fair value of $74,593,504. Those holdings amounted to 5.9% of the Company's investments in bonds and less than 4.2% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 40.99% of such mortgages ($62,450,765) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $6,105,031.

During 2000, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.75% and 8.20%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2000, the Company held no mortgages with interest overdue beyond one year.

The Company did not reduce interest rates on any outstanding mortgages. At December 31, 2000 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2000, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. Related Party Transactions

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $8,728,874 and $8,627,000 in 2000 and 1999, respectively, for these services.

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                           December 31
                                                      2000             1999
                                                    -------------------------
                                                          (in thousands)

Life and annuity reserves                           $835,099         $874,572
Accident and health reserves                          11,403           12,744

The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in Other Assets on the Balance Sheets, were $25,608,803 and $0 at December 31, 2000 and 1999, respectively.

7. Federal Income Taxes

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income.

                                                                December 31
                                                              2000       1999
                                                           --------------------
                                                               (in thousands)

Income tax computed at statutory rate                      $ 14,330    $  9,952
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes         3,308       4,768
   Deferred acquisition costs recorded for tax purposes       1,001       1,490
   Amortization of IMR                                       (1,015)     (1,497)
   Bond discount accretion                                   (1,138)     (1,083)
   Dividend received deduction                               (4,101)     (3,916)
   Other                                                      2,558       1,231
                                                           --------    --------
Federal income taxes                                       $ 14,943    $ 10,945
                                                           ========    ========

The Company made tax payments in the amount of $41,995,158 and $16,504,886 in 2000 and 1999, respectively.

8. Dividend Restrictions

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. As of December 31, 2000, the Company has $35,283,637 available for payment of dividends to Western and Southern without further approval of the regulators. No dividends were paid to Western and Southern in 2000 and 1999.

9. Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2000 the Company does not have any material lease agreements for office space or equipment.

10. Regulatory Matters

A reconciliation of SAP Surplus and GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                                         2000             1999
                                                                      --------------------------
                                                                             (in thousands)
SAP surplus                                                           $ 352,836        $ 330,448
Deferred policy acquisition costs                                       148,303          170,223
Policy reserves                                                         (22,428)         (28,791)
Asset valuation and interest maintenance reserves                        55,951           97,811
Income taxes                                                             13,909            2,159
Net unrealized gain (loss) on available-for-sale securities              (4,437)         (35,111)
Other, net                                                               15,359           19,918
                                                                      ---------        ---------
GAAP surplus                                                          $ 559,493        $ 556,657
                                                                      =========        =========

                                                                         2000             1999
                                                                      --------------------------
                                                                             (in thousands)
SAP net income                                                        $  33,570        $  33,240
Deferred policy acquisition costs                                        (6,796)          11,792
Policy reserves                                                           4,576            1,098
Income taxes                                                              7,123           (2,336)
Interest maintenance reserve                                             (5,513)          (4,196)
Other, net                                                                8,706           14,107
                                                                      ---------        ---------
GAAP net income                                                       $  41,666        $  53,705
                                                                      =========        =========

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2000 and 1999, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. Annuity Reserves

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    Amount       Percent
                                                                                  -----------------------
                                                                                       (in thousands)
Subject to discretionary withdrawal:
   At book value less current surrender charge of 5% or more                      $  69,858          14.2%
Subject to discretionary withdrawal (without adjustment) at book value
   with minimal or no charge or adjustment                                          400,546          81.5%
Not subject to discretionary withdrawal                                              21,133           4.3%
                                                                                  ---------     ---------
Total annuity reserves and deposit fund liabilities before reinsurance            $ 491,537         100.0%
                                                                                  =========     =========

The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                           2000         1999
                                                         --------------------
                                                            (in thousands)

Premiums                                                 $13,095      $13,509
Benefits paid or provided                                  5,354        3,311
Policy and contract liabilities, at year end               2,985        3,348

At December 31, 2000 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2000, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 2000 and 1999, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. Subsequent Event

On February 26, 2001, the Company obtained state approval and paid a dividend of $70,000,000 to Western and Southern. The Company's remaining surplus was well in excess of amounts required to be held by regulatory agencies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

               Financial Statements and Supplementary Information

                         Columbus Life Insurance Company
                               Separate Account 1

                         Period ended December 31, 2000
                       with Report of Independent Auditors

                         Columbus Life Insurance Company
                               Separate Account 1

               Financial Statements and Supplementary Information

                         Period ended December 31, 2000



                                    Contents

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statement of Operations and Changes in Net Assets for the Period ended
December 31, 2000..............................................................3
Statement of Operations and Changes in Net Assets for the Period ended
December 31, 1999..............................................................5
Notes to Financial Statements..................................................7

Supplementary Information
Selected Per Unit Data and Ratios for the Period ended December 31, 2000......11
Selected Per Unit Data and Ratios for the Period ended December 31, 1999......13

                         Report of Independent Auditors

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of net assets of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series, MFS VIT Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity
Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund) as of December 31, 2000, and the related statements of operations and changes in net assets and selected per unit data and ratios for the periods indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2000, and the results of their operations and changes in their net assets and the per unit data and ratios for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                            /s/ Ernst & Young LLP


Cincinnati, Ohio
April 3, 2001

               Columbus Life Insurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 2000


Assets
Investments at current market value:
     AIM Variable Insurance Funds, Inc. (unaffiliated issuer)
         AIM V.I. Growth Fund (7,147 shares, cost $230,544)                           $177,389
         AIM V.I. Government Securities Fund (742 shares, cost $8,069)                   8,283
     The Alger American Fund (unaffiliated issuer)
         Alger American Small Capitalization Portfolio (2,457 shares, cost $74,715)     57,706
         Alger American Growth Portfolio (3,892 shares, cost $226,102)                 183,998
     Bankers Trust Company (unaffiliated issuer)
         Deutsche VIT Equity 500 Index Fund (967 shares, cost $14,132)                  13,309
     MFS Variable Insurance Trust (unaffiliated issuer)
         MFS VIT Emerging Growth Series (4,751 shares, cost $165,318)                  137,005
         MFS VIT Growth with Income Series (4,024 shares, cost $85,767)                 84,535
     PIMCO Variable Insurance Trust (unaffiliated issuer)
         PIMCO Long-Term U.S Government Bond Portfolio (2,378 shares, cost $23,418)     25,111
     Touchstone Variable Series Trust (affiliated issuer)
         Touchstone Small Cap Value Fund (1,344 shares, cost $12,178)                    7,701
         Touchstone Emerging Growth Fund (2,228 shares, cost $50,021)                   45,050
         Touchstone International Equity Fund (5,462 shares, cost $78,838)              58,721
         Touchstone Income Opportunity Fund (15 shares, cost $125)                         102
         Touchstone High Yield Bond Fund (994 shares, cost $8,472)                       7,683
         Touchstone Value Plus Fund (1,239 shares, cost $13,703)                        13,142
         Touchstone Growth & Income Fund (891 shares, cost $9,682)                      10,030
         Touchstone Enhanced 30 Fund (5,927 shares, cost $59,569)                       60,336
         Touchstone Balanced Fund (199 shares, cost $2,913)                              2,841
         Touchstone Bond Fund (12 shares cost $116)                                        118
         Touchstone Standby Income Fund (6,513 shares, cost $64,482)                    64,478
                                                                                      --------

     Total invested assets                                                             957,538

Liabilities
Accounts payable                                                                            53
                                                                                      --------

     Total liabilities                                                                      53
                                                                                      --------

     Total net assets                                                                 $957,485
                                                                                      ========

Analysis of Net Assets
Variable universal life contracts                                                     $955,422
Retained in the variable account by Columbus Life Insurance Company                      2,063
                                                                                      --------

     Total net assets                                                                 $957,485
                                                                                      ========

See accompanying notes

               Columbus Life Insurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2000

                                                                                                  Alger
                                                                               AIM V.I.        American        Alger   Deutsche VIT
                                                                 AIM V.I.    Government           Small     American     Equity 500
                                                                   Growth    Securities  Capitalization       Growth          Index
                                                      Total   Sub-Account   Sub-Account     Sub-Account  Sub-Account   Sub-Account*
                                                  ---------   -----------   -----------  --------------  -----------   ------------
Income:
   Dividends and capital gains                    $  57,496    $   5,725      $    421       $   6,665     $  11,158      $       8
   Miscellaneous income (loss)                         (229)        (180)           (3)           (176)          299             34
Expenses:
   Mortality and expense risk,
      and administrative charge                       4,616        1,005            53             246           991             25
                                                  ---------    ---------      --------       ---------     ---------      ---------
   Net investment income                             52,651        4,540           365           6,243        10,466             17
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net change in unrealized appreciation
   (depreciation) on investments                   (171,669)     (53,338)          217         (17,053)      (42,365)          (823)
Realized gain (loss) on investments                  (2,260)         (96)           42          (2,150)         (471)           (61)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net realized and unrealized gain (loss)
   on investments                                  (173,929)     (53,434)          259         (19,203)      (42,836)          (884)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net increase (decrease) in net assets
   resulting from operations                       (121,278)     (48,894)          624         (12,960)      (32,370)          (867)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Contract owners activity:
   Contributions received from
      contract owners                               915,659      184,713         8,700          67,621       185,265         14,941
   Net transfers between subaccounts
      and/or fixed account                          103,397       46,119          (831)          6,674        17,229             --
   Withdrawals and surrenders                        (1,993)        (488)           --            (484)         (484)            --
   Cost of insurance and benefits
      provided by riders                            (55,306)     (11,731)         (242)         (2,703)      (11,922)          (617)
   Contract maintenance charge                      (11,057)      (2,561)          (68)           (758)       (2,332)          (148)
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net increase from contract activity                 950,700      216,052         7,559          70,350       187,756         14,176
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net increase in net assets                          829,422      167,158         8,183          57,390       155,386         13,309
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net assets, at beginning of period                  128,063       10,230           100             316        28,612             --
                                                  ---------    ---------      --------       ---------     ---------      ---------
Net assets, at end of period                      $ 957,485    $ 177,388      $  8,283       $  57,706     $ 183,998      $  13,309
                                                  =========    =========      ========       =========     =========      =========

                                                                             PIMCO Long-
                                                 MFS VIT         MFS VIT       Term U.S.      Touchstone
                                                Emerging     Growth with      Government       Small Cap
                                                  Growth          Income            Bond           Value
                                             Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                             -----------     -----------     -----------     -----------
Income:
   Dividends and capital gains                $   2,988         $    436       $    863          $ 2,940
   Miscellaneous income (loss)                       73              259             (3)            (139)
Expenses:
   Mortality and expense risk,
      and administrative charge                     695              413            135               19
                                              ---------        ---------       --------          -------
   Net investment income                          2,366              282            725            2,782
                                              ---------        ---------       --------          -------
Net change in unrealized appreciation
   (depreciation) on investments                (28,753)          (1,296)         1,698           (4,495)
Realized gain (loss) on investments                (158)              53            240              (25)
                                              ---------        ---------       --------          -------
Net realized and unrealized gain (loss)
   on investments                               (28,911)          (1,243)         1,938           (4,520)
                                              ---------        ---------       --------          -------
Net increase (decrease) in net assets
   resulting from operations                    (26,545)            (961)         2,663           (1,738)
                                              ---------        ---------       --------          -------
Contract owners activity:
   Contributions received from
      contract owners                           133,161           86,670         25,951            4,593
   Net transfers between subaccounts
      and/or fixed account                       18,161            1,989         (3,079)           5,066
   Withdrawals and surrenders                        --             (537)            --               --
   Cost of insurance and benefits
      provided by riders                         (8,198)          (5,055)          (478)            (424)
   Contract maintenance charge                   (1,511)            (751)           (52)            (202)
                                              ---------        ---------       --------          -------
Net increase from contract activity             141,613           82,316         22,342            9,033
                                              ---------        ---------       --------          -------
Net increase in net assets                      115,068           81,355         25,005            7,295
                                              ---------        ---------       --------          -------
Net assets, at beginning of period               21,936            3,181             99              394
                                              ---------        ---------       --------          -------
Net assets, at end of period                  $ 137,004         $ 84,536       $ 25,104          $ 7,689
                                              =========        =========       ========          =======


See accompanying notes

Note:   Unless  otherwise  noted,  all  sub-accounts  are  for  the  year  ended
December 31, 2000.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 2000

                                                 Touchstone    Touchstone    Touchstone    Touchstone                    Touchstone
                                                   Emerging I nternational       Income    High Yield    Touchstone        Growth &
                                                     Growth        Equity   Opportunity          Bond    Value Plus          Income
                                                Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account
                                                -----------   -----------   -----------   -----------   -----------     -----------
Income:
   Dividends and capital gains                     $  8,436      $ 14,047       $    13      $    739      $  1,031        $    627
   Miscellaneous income (loss)                         (209)          (79)           (1)          (16)            1              (1)
Expenses:
   Mortality and expense risk,
      and administrative charge                         161           231            --            23            51              50
                                                   --------      --------       -------      --------      --------        --------
   Net investment income (loss)                       8,066        13,737            12           700           981             576
                                                   --------      --------       -------      --------      --------        --------
Net change in unrealized appreciation
   (depreciation) on investments                     (4,981)      (20,138)          (14)         (780)         (565)            347
Realized gain (loss) on investments                     515          (271)           --            24            36             101
                                                   --------      --------       -------      --------      --------        --------
Net realized and unrealized gain
   (loss) on investments                             (4,466)      (20,409)          (14)         (756)         (529)            448
Net increase (decrease) in net
   assets resulting from operations                   3,600        (6,672)           (2)          (56)          452           1,024
                                                   --------      --------       -------      --------      --------        --------
Contract owners activity:
   Contributions received from
      contract owners                                30,947        53,570            --         2,816         8,036           8,815
   Net transfers between subaccounts
       and/or fixed account                          11,873        14,507            --         5,000         4,917             322
   Cost of insurance and benefits
      provided by riders                             (1,216)       (2,548)           --          (164)         (296)           (487)
   Contract maintenance charge                         (295)         (765)           --           (13)          (80)           (209)
                                                   --------      --------       -------      --------      --------        --------
Net increase from contract activity                  41,309        64,764            --         7,639        12,577           8,441
                                                   --------      --------       -------      --------      --------        --------
Net increase (decrease) in
   net assets                                        44,909        58,092            (2)        7,583        13,029           9,465
                                                   --------      --------       -------      --------      --------        --------
Net assets, at beginning of period                      129           622           103            97           109             561
                                                   --------      --------       -------      --------      --------        --------
Net assets, at end of period                       $ 45,038      $ 58,714       $   101      $  7,680      $ 13,138        $ 10,026
                                                   ========      ========       =======      ========      ========        ========

                                                                                          Touchstone
                                                 Touchstone   Touchstone    Touchstone      Standby
                                                Enhanced 30     Balanced          Bond       Income
                                                Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                                -----------  -----------   -----------  -----------
Income:
   Dividends and capital gains                    $    344       $   239    $     7        $    809
   Miscellaneous income (loss)                         (99)            8          1               2
Expenses:
   Mortality and expense risk,
      and administrative charge                        389            10          1             118
                                                  --------       -------    -------        --------
   Net investment income (loss)                       (144)          237          7             693
                                                  --------       -------    -------        --------
Net change in unrealized appreciation
   (depreciation) on investments                       740           (70)         2              (2)
Realized gain (loss) on investments                     24             5         --             (68)
                                                  --------       -------    -------        --------
Net realized and unrealized gain
   (loss) on investments                               764           (65)         2             (70)
Net increase (decrease) in net
   assets resulting from operations                    620           172          9             623
                                                  --------       -------    -------        --------
Contract owners activity:
   Contributions received from
      contract owners                               18,909         2,775         14          78,162
   Net transfers between subaccounts
       and/or fixed account                         43,433           (24)        --         (67,959)
   Cost of insurance and benefits
      provided by riders                            (3,407)         (151)        (3)         (5,664)
   Contract maintenance charge                        (516)          (39)        (2)           (755)
                                                  --------       -------    -------        --------
Net increase from contract activity                 58,419         2,561          9           3,784
                                                  --------       -------    -------        --------
Net increase (decrease) in
   net assets                                       59,039         2,733         18           4,407
                                                  --------       -------    -------        --------
Net assets, at beginning of period                   1,297           107        100          60,070
                                                  --------       -------    -------        --------
Net assets, at end of period                      $ 60,336       $ 2,840    $   118        $ 64,477
                                                  ========       =======    =======        ========

See accompanying notes

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

               Columbus Life Insurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999*

                                                                                                             Alger
                                                                                         AIM V.I.         American            Alger
                                                                        AIM V.I.       Government            Small         American
                                                                          Growth       Securities   Capitalization           Growth
                                                          Total      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                    -----------      -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                      $       103      $         7      $         4      $        --      $        --
   Miscellaneous income (loss)                               10                1               (1)               1                2
Expenses:
   Mortality and expense risk charge                          8                1               --               --                2
                                                    -----------      -----------      -----------      -----------      -----------
   Net investment income                                    105                7                3                1               --
Net change in unrealized appreciation
   (depreciation) on investments                          1,044              182               (3)              43              261
Realized gain on investments                                 25                1               --                4                9
                                                    -----------      -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                         1,069              183               (3)              47              270
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
   from operations                                        1,174              190               --               48              270
                                                    -----------      -----------      -----------      -----------      -----------
Contract owners activity:
   Contributions received from contract
      owners                                            128,195           10,251              100              314           28,625
   Cost of insurance and benefits provided
      by riders                                          (1,036)            (153)              --              (30)            (224)
   Contract maintenance charge                             (270)             (58)              --              (16)             (59)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase from contract activity                     126,889           10,040              100              268           28,342
                                                    -----------      -----------      -----------      -----------      -----------
Net increase in net assets                              128,063           10,230              100              316           28,612
                                                    -----------      -----------      -----------      -----------      -----------
Net assets, at beginning of period                           --               --               --               --               --
                                                    -----------      -----------      -----------      -----------      -----------
Net assets, at end of period                        $   128,063      $    10,230      $       100      $       316      $    28,612
                                                    ===========      ===========      ===========      ===========      ===========

                                                                                    PIMCO Long-
                                                       MFS VIT          MFS VIT        Term U.S.       Touchstone
                                                      Emerging      Growth with       Government        Small Cap
                                                        Growth           Income             Bond            Value
                                                   Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                                   -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                     $        --      $        --      $         2      $        --
   Miscellaneous income (loss)                               1                1               (1)              --
Expenses:
   Mortality and expense risk charge                        --                1               --               --
                                                   -----------      -----------      -----------      -----------
   Net investment income                                     1               --                1               --
Net change in unrealized appreciation
   (depreciation) on investments                           439               65               (2)              18
Realized gain on investments                                 6               --               --                1
                                                   -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                          445               65               (2)              19
                                                   -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
   from operations                                         446               65               (1)              19
                                                   -----------      -----------      -----------      -----------
Contract owners activity:
   Contributions received from contract
      owners                                            21,636            3,197              100              421
   Cost of insurance and benefits provided
      by riders                                           (108)             (66)              --              (31)
   Contract maintenance charge                             (38)             (15)              --              (15)
                                                   -----------      -----------      -----------      -----------
Net increase from contract activity                     21,490            3,116              100              375
                                                   -----------      -----------      -----------      -----------
Net increase in net assets                              21,936            3,181               99              394
                                                   -----------      -----------      -----------      -----------
Net assets, at beginning of period                          --               --               --               --
                                                   -----------      -----------      -----------      -----------
Net assets, at end of period                       $    21,936      $     3,181      $        99      $       394
                                                   ===========      ===========      ===========      ===========

See accompanying notes

*For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999.

               Columbus Life Insurance Company Separate Account 1

                         Period Ended December 31, 1999*

                                          Touchstone     Touchstone      Touchstone      Touchstone                     Touchstone
                                            Emerging  International          Income      High Yield      Touchstone       Growth &
                                              Growth         Equity     Opportunity            Bond      Value Plus         Income
                                         Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                         -----------    -----------     -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains            $       18     $       20      $       12      $        6      $        4     $       --
   Miscellaneous income                           --              1              --              --              --             --
Expenses:
   Mortality and expense risk
     charge                                       --              1              --              --              --             --
                                          ----------     ----------      ----------      ----------      ----------     ----------
   Net investment income                          18             20              12               6               4             --
Net change in unrealized appreciation
   (depreciation) on investments                  11             21              (9)             (9)              5              1
Realized gain on investments                      --              4              --              --              --             --
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net realized and unrealized gain
   (loss) on investments                          11             25              (9)             (9)              5              1
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                                     29             45               3              (3)              9              1
                                          ----------     ----------      ----------      ----------      ----------     ----------
Contract owners activity:
   Contributions received from
      contract owners                            100            634             100             100             100            611
   Cost of insurance and benefits
      provided by riders                          --            (39)             --              --              --            (35)
   Contract maintenance charge                    --            (18)             --              --              --            (16)
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net increase from contract
    activity                                     100            577             100             100             100            560
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net increase in net assets                       129            622             103              97             109            561
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net assets, at beginning
   of period                                      --             --              --              --              --             --
                                          ----------     ----------      ----------      ----------      ----------     ----------
Net assets, at end of period              $      129     $      622      $      103      $       97      $      109     $      561
                                          ==========     ==========      ==========      ==========      ==========     ==========

                                                                                             Touchstone
                                              Touchstone      Touchstone      Touchstone        Standby
                                             Enhanced 30        Balanced            Bond         Income
                                             Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                             -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains                $        6      $       10      $       --     $       14
   Miscellaneous income                                3              --              --              2
Expenses:
   Mortality and expense risk
     charge                                            1              --              --              2
                                              ----------      ----------      ----------     ----------
   Net investment income                               8              10              --             14
Net change in unrealized appreciation
   (depreciation) on investments                      26              (3)             --             (2)
Realized gain on investments                          --              --              --             --
                                              ----------      ----------      ----------     ----------
Net realized and unrealized gain
   (loss) on investments                              26              (3)             --             (2)
                                              ----------      ----------      ----------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                                         34               7              --             12
                                              ----------      ----------      ----------     ----------
Contract owners activity:
   Contributions received from
      contract owners                              1,317             100             100         60,389
   Cost of insurance and benefits
      provided by riders                             (43)             --              --           (307)
   Contract maintenance charge                       (11)             --              --            (24)
                                              ----------      ----------      ----------     ----------
Net increase from contract
    activity                                       1,263             100             100         60,058
                                              ----------      ----------      ----------     ----------
Net increase in net assets                         1,297             107             100         60,070
                                              ----------      ----------      ----------     ----------
Net assets, at beginning
   of period                                          --              --              --             --
                                              ----------      ----------      ----------     ----------
Net assets, at end of period                  $    1,297      $      107      $      100     $   60,070
                                              ==========      ==========      ==========     ==========

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2000


1. Organization and Nature of Business

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life variable universal life insurance policy. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Significant Accounting Policies

The Account has nineteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Bankers Trust Company, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

3. Policy Charges and Related Party Transactions

The Company deducts a premium expense charge to cover the cost of distributing the policies. The maximum premium expense charge is 5.5% of a premium payment. The current premium expense charge is 4.75% of a premium payment. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. The maximum monthly expense charge is $7.00. The current monthly expense charge is $6.00. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00%. As of December 31, 2000 the effective annual rate of these charges is 0.90%.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

4. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

6. Purchases and Sales of Investments

The following table shows  aggregate cost of shares of the portfolios  purchased
and  proceeds  from  shares  of  the  portfolios   sold  by  the   corresponding
sub-accounts for the period January 1, 2000 to December 31, 2000.

                                                          Purchases      Sales
                                                         ----------   ----------
AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund                                   $226,205       $5,611
    AIM V.I. Government Securities Fund                       9,164        1,240

The Alger American Fund
    Alger American Small Capitalization Portfolio            78,858        2,266
    Alger American Growth Portfolio                         203,663        5,442

Bankers Trust Company
    Deutsche VIT Equity 500 Index Fund *                     14,779          585

MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series                          148,309        4,330
    MFS VIT Growth with Income Series                        88,200        5,603

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio           26,883        3,807

Touchstone Variable Series Trust
    Touchstone Small Cap Value Fund                          12,656          828
    Touchstone Emerging Growth Fund                          52,381        2,994
    Touchstone International Equity Fund                     81,450        2,944
    Touchstone Income Opportunity Fund                           13           --
    Touchstone High Yield Bond Fund                           8,940          598
    Touchstone Value Plus Fund                               14,501          939
    Touchstone Growth & Income Fund                          10,377        1,358
    Touchstone Enhanced 30 Fund                              60,186        1,912
    Touchstone Balanced Fund                                  2,955          157
    Touchstone Bond Fund                                         24            9
    Touchstone Standby Income Fund                           80,365       75,888
                                                         ----------   ----------
    Total                                                $1,119,909     $116,511
                                                         ==========   ==========

*For the period May 3, 2000 (commencement of operations) to December 31, 2000.

7. Unit Values

The following table shows a summary of units outstanding for variable universal life insurance contracts for the period January 1 to December 31, 2000.

Columbus Life Variable Universal Life Insurance

                                                                              Transfers
                                                                                Between
                                          Beginning       Units       Units         Sub-       Ending             Unit           Net
                                              Units   Purchased    Redeemed     accounts        Units            Value         Value
                                          ---------   ---------   ---------    ---------    ---------        ---------     ---------
AIM V.I. Growth                                 831      14,981      (1,242)       3,707       18,277         9.705532      $177,388
AIM V.I. Government Securities                   10         850         (30)         (76)         754        10.984117         8,283

Alger American Small Capitalization              23       5,633        (344)         587        5,899         9.781660        57,706
Alger American Growth                         2,370      15,462      (1,256)       1,469       18,045        10.196900       183,998

Deutsche VIT Equity 500 Index *                  --       1,506         (80)          --        1,426         9.330664        13,309

MFS VIT Emerging Growth                       1,380       8,867        (663)       1,230       10,814        12.669206       137,004
MFS VIT Growth with Income                      302       8,214        (603)         184        8,097        10.440034        84,536

PIMCO Long-Term U.S. Government  Bond            10       2,426         (48)        (263)       2,125        11.816095        25,104

Touchstone Small Cap Value Fund                  34         396         (55)         456          831         9.250660         7,689
Touchstone Emerging Growth Fund                  10       2,020         (96)         779        2,713        16.598268        45,038
Touchstone International Equity Fund             49       4,662        (299)       1,293        5,705        10.291139        58,714
Touchstone Income Opportunity Fund               10          --          --           --           10        10.100711           101
Touchstone High Yield Bond Fund                  10         288         (18)         526          806         9.522890         7,680
Touchstone Value Plus Fund                       10         753         (35)         457        1,185        11.088502        13,138
Touchstone Growth & Income Fund                  57         892         (69)          33          913        10.980286        10,026
Touchstone Enhanced 30 Fund                     124       1,888        (389)       4,384        6,007        10.043426        60,336
Touchstone Balanced Fund                         10         246         (17)          (2)         237        11.960414         2,840
Touchstone Bond Fund                             10           1          --           --           11        10.845125           118
Touchstone Standby Income Fund                5,919       7,370        (615)      (6,642)       6,032        10.689145        64,477
                                                                                                                            --------
    Total - Columbus Life Variable
       Universal Life Insurance                                                                                             $957,485
                                                                                                                            ========

*Calculation of Deutsche VIT Equity 500 Index Unit Value began May 3, 2000 when this sub-account commenced operations.

               Columbus Life Insurance Company Separate Account 1

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                         Alger
                                                       AIM V.I.       American           Alger    Deutsche VIT         MFS VIT
                                       AIM V.I.      Government          Small        American      Equity 500        Emerging
                                         Growth      Securities Capitalization          Growth           Index          Growth
                                    Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account*     Sub-Account
                                    -----------     -----------    -----------     -----------     -----------     -----------
Per unit data
    Investment income               $  0.329011     $  0.508970    $  4.622971     $  1.579994     $  0.005419     $  0.839778
    Expenses                           0.110275        0.092571       0.112468        0.106867        0.059185        0.135976
                                    -----------     -----------    -----------     -----------     -----------     -----------
    Net investment income
       (loss)                          0.218736        0.416399       4.510503        1.473127       (0.053766)       0.703802
    Net realized and unrealized
       gain (loss) on
       investments                    (2.828986)       0.504095      (8.285118)      (3.348099)      (0.615570)      (3.934630)
                                    -----------     -----------    -----------     -----------     -----------     -----------
    Net increase (decrease)
       in net asset value             (2.610250)       0.920494      (3.774615)      (1.874972)      (0.669336)      (3.230828)
    Beginning of period               12.315782       10.063623      13.556275       12.071872       10.000000       15.900034
                                    -----------     -----------    -----------     -----------     -----------     -----------
    End of period                   $  9.705532     $ 10.984117    $  9.781660     $ 10.196900     $  9.330664     $ 12.669206
                                    ===========     ===========    ===========     ===========     ===========     ===========

Ratios
    Ratio of operating expense to
       average net assets (%)              1.07%           1.26%          0.85%           0.93%           0.38%           0.87%

    Ratio of net investment
       income (loss) to average
       net assets (%)                      4.84%           8.71%         21.52%           9.85%           0.26%           2.98%

                                                     PIMCO Long-
                                          MFS VIT       Term U.S.     Touchstone      Touchstone
                                      Growth with      Government      Small Cap        Emerging
                                           Income            Bond          Value          Growth
                                      Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                      -----------     -----------    -----------     -----------
Per unit data
    Investment income                 $  0.133176     $  0.609982    $  3.548562     $  3.110610
    Expenses                             0.093315        0.095101       0.105146        0.135308
                                      -----------     -----------    -----------     -----------
    Net investment income
       (loss)                            0.039861        0.514881       3.443416        2.975302
    Net realized and unrealized
       gain (loss) on
       investments                      (0.148853)       1.466924      (5.819391)       0.702958
                                      -----------     -----------    -----------     -----------
    Net increase (decrease)
       in net asset value               (0.108992)       1.981805      (2.375975)       3.678260
    Beginning of period                 10.549026        9.834290      11.626635       12.920008
                                      -----------     -----------    -----------     -----------
    End of period                     $ 10.440034     $ 11.816095    $  9.250660     $ 16.598268
                                      ===========     ===========    ===========     ===========

Ratios
    Ratio of operating expense to
       average net assets (%)                0.94%           1.07%          0.47%           0.71%

    Ratio of net investment
       income (loss) to average
       net assets (%)                        0.64%           5.75%         68.84%          35.72%

*Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

               Columbus Life Insurance Company Separate Account 1

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000


                                            Touchstone       Touchstone       Touchstone                        Touchstone
                                         International           Income       High Yield       Touchstone         Growth &
                                                Equity      Opportunity             Bond       Value Plus           Income
                                           Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          ------------     ------------     ------------     ------------     ------------
Per unit data
    Investment income                     $   2.480678     $   1.254489     $   0.913260     $   0.868825     $   0.686908
    Expenses                                  0.102905         0.091151         0.084705         0.095229         0.088500
                                          ------------     ------------     ------------     ------------     ------------
    Net investment income
       (loss)                                 2.377773         1.163338         0.828555         0.773596         0.598408
    Net realized and unrealized
       gain (loss) on
       investments                           (4.894879)       (1.364213)       (0.979995)       (0.584670)        0.504299
                                          ------------     ------------     ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                    (2.517106)       (0.200875)       (0.151440)        0.188926         1.102707
    Beginning of period                      12.808245        10.301586         9.674330        10.899576         9.877579
                                          ------------     ------------     ------------     ------------     ------------
    End of period                         $  10.291139     $  10.100711     $   9.522890     $  11.088502     $  10.980286
                                          ============     ============     ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                  0.78%            0.00%            0.59%            0.77%            0.94%

    Ratio of net investment income
       (loss) to average net assets (%)          46.30%           11.76%           18.00%           14.81%           10.88%

                                                                                               Touchstone
                                              Touchstone       Touchstone      Touchstone         Standby
                                             Enhanced 30         Balanced            Bond          Income
                                             Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                            ------------     ------------    ------------    ------------
Per unit data
    Investment income                       $   0.057195     $   1.003693    $   0.644679    $   0.654429
    Expenses                                    0.090188         0.098219        0.091732        0.092712
                                            ------------     ------------    ------------    ------------
    Net investment income
       (loss)                                  (0.032993)        0.905474        0.552947        0.561717
    Net realized and unrealized
       gain (loss) on
       investments                             (0.365326)        0.348644        0.272127       (0.020670)
                                            ------------     ------------    ------------    ------------
    Net increase (decrease)
       in net asset value                      (0.398319)        1.254118        0.825074        0.541047
    Beginning of period                        10.441745        10.706296       10.020051       10.148098
                                            ------------     ------------    ------------    ------------
    End of period                           $  10.043426     $  11.960414    $  10.845125    $  10.689145
                                            ============     ============    ============    ============

Ratios
    Ratio of operating expense
       to average net assets (%)                    0.68%            1.26%           0.92%           0.19%

    Ratio of net investment income
       (loss) to average net assets (%)            16.08%          -0.47%            6.42%           1.11%

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000.

               Columbus Life Insurance Company Separate Account 1
           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999


                                                                                  Alger
                                                              AIM V.I.         American            Alger          MFS VIT
                                              AIM V.I.      Government            Small         American         Emerging
                                                Growth      Securities   Capitalization           Growth           Growth
                                          Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                          ------------    ------------     ------------     ------------     ------------
Per unit data
    Investment income                     $   0.437032    $   0.369312     $         --     $         --     $         --
    Expenses                                  0.032538        0.030453         0.033753         0.032400         0.035248
                                          ------------    ------------     ------------     ------------     ------------
    Net investment income (loss)              0.404494        0.338859        (0.033753)       (0.032400)       (0.035248)
    Net realized and unrealized
    gain (loss) on investments                1.911288       (0.275236)        3.590028         2.104272         5.935282
                                          ------------    ------------     ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                     2.315782        0.063623         3.556275         2.071872         5.900034
    Beginning of period                      10.000000       10.000000        10.000000        10.000000        10.000000
                                          ------------    ------------     ------------     ------------     ------------
    End of period                         $  12.315782    $  10.063623     $  13.556275     $  12.071872     $  15.900034
                                          ============    ============     ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                  0.02%           0.00%            0.00%            0.01%            0.00%


    Ratio of net investment income
       (loss) to average net assets (%)           0.14%           6.00%            0.63%            0.00%            0.01%


                                               PIMCO Long-
                                                   MFS VIT        Term U.S.       Touchstone       Touchstone
                                                    Growth       Government        Small Cap         Emerging
                                               with Income             Bond            Value           Growth
                                              Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                              ------------     ------------     ------------     ------------
Per unit data
    Investment income                         $         --     $   0.192604     $         --     $   1.827504
    Expenses                                      0.030134         0.030145         0.031902         0.033162
                                              ------------     ------------     ------------     ------------
    Net investment income (loss)                 (0.030134)        0.162459        (0.031902)        1.794342
    Net realized and unrealized
    gain (loss) on investments                    0.579160        (0.328169)        1.658537         1.125666
                                              ------------     ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                         0.549026        (0.165710)        1.626635         2.920008
    Beginning of period                          10.000000        10.000000        10.000000        10.000000
                                              ------------     ------------     ------------     ------------
    End of period                             $  10.549026     $   9.834290     $  11.626635     $  12.920008
                                              ============     ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                      0.00%            0.00%            0.00%            0.00%


    Ratio of net investment income
       (loss) to average net assets (%)               0.00%            2.02%            0.00%           27.91%

*Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

               Columbus Life Insurance Company Separate Account 1
     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                            Touchstone      Touchstone       Touchstone                       Touchstone
                                         International          Income       High Yield       Touchstone        Growth &
                                                Equity     Opportunity             Bond       Value Plus          Income
                                          Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account*
                                          ------------    ------------     ------------     ------------    ------------
Per unit data
    Investment income                     $   0.995074    $   1.256279     $         --     $   0.450131    $         --
    Expenses                                  0.032738        0.030547         0.029169         0.030815        0.029677
                                          ------------    ------------     ------------     ------------    ------------
    Net investment income (loss)              0.962336        1.225732        (0.029169)        0.419316       (0.029677)
    Net realized and unrealized
       gain (loss) on investments             1.845909       (0.924146)       (0.296501)        0.480260       (0.092744)
                                          ------------    ------------     ------------     ------------    ------------
    Net increase (decrease)
       in net asset value                     2.808245        0.301586        (0.325670)        0.899576       (0.122421)
    Beginning of period                      10.000000       10.000000        10.000000        10.000000       10.000000
                                          ------------    ------------     ------------     ------------    ------------
    End of period                         $  12.808245    $  10.301586     $   9.674330     $  10.899576    $   9.877579
                                          ============    ============     ============     ============    ============

Ratios
    Ratio of operating expense
       to average net assets (%)                  0.32%           0.00%            0.00%            0.00%           0.00%

    Ratio of net investment income
       (loss) to average net assets (%)           6.43%          23.30%           12.37%            7.34%           0.00%

                                                                                                Touchstone
                                              Touchstone      Touchstone       Touchstone          Standby
                                             Enhanced 30        Balanced             Bond           Income
                                            Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*
                                            ------------    ------------     ------------     ------------
Per unit data
    Investment income                       $   0.048376    $   1.037666     $         --     $   0.198701
    Expenses                                    0.030013        0.031080         0.030413         0.030415
                                            ------------    ------------     ------------     ------------
    Net investment income (loss)                0.018363        1.006586        (0.030413)        0.168286
    Net realized and unrealized
       gain (loss) on investments               0.423382       (0.300290)        0.050464        (0.020188)
                                            ------------    ------------     ------------     ------------
    Net increase (decrease)
       in net asset value                       0.441745        0.706296         0.020051         0.148098
    Beginning of period                        10.000000       10.000000        10.000000        10.000000
                                            ------------    ------------     ------------     ------------
    End of period                           $  10.441745    $  10.706296     $  10.020051     $  10.148098
                                            ============    ============     ============     ============

Ratios
    Ratio of operating expense
       to average net assets (%)                    0.00%           0.15%            0.00%            0.01%

    Ratio of net investment income
       (loss) to average net assets (%)            18.69%           1.23%            0.00%            0.05%

*Calculation began August 30, 1999, when variable universal life sub-accounts commenced operations.

                                     PART II

              INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

INFORMATION AND UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER POLICIES PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

Reconciliation and tie between the Items in Form N-8B-2 and the Prospectus

The Prospectus consisting of 132 pages

The undertaking to file reports

Other undertakings and representations

The signatures

Written consents filed herewith

The following exhibits:

1. Exhibits required by Article IX, paragraph A, of Form N-8B-2:


(1) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account
(1)

(2) Not applicable

(3)(a) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (3)

(b) Specimen of typical agreement(s) between Touchstone Securities, Inc. and dealers, managers, sales supervisors and salesmen(2)

(c) Override commission schedule. (filed herewith)

(4) Not applicable

(5) (a) Form of Columbus Life Flexible Premium Variable Universal Life Insurance Policy (2)

(b) Form of Disability Credit Rider(2)

(c) Form of Children's Term Rider(2)

(d) Form of Accidental Death Rider(2)

(e) Form of Accelerated Death Benefit Rider(2)

(f) Form of Insured Insurability Rider(2)

(g) Form of Other Insured Term Rider(2)

(h) Form of Aviation Exclusion Rider (4)

(i) Form of Military Aviation Exclusion Rider (4)


(6) (a) (i) Certificate of Incorporation of the Columbus Life Insurance
Company(2)

(ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company(2)

(b) Code of Regulations of the Columbus Life Insurance Company(2)

(7) Not applicable

(8) (a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc.(2)

(b) Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company(2)

(c) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc.(2)

(d) Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company(2)

(e) Service Agreement between Fred Alger Management, Inc. and Columbus Life Insurance Company(2)

(f) Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company(2)

(g) Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC(2)

(h) Services Agreement between Pacific Investment Management Company and Columbus Life Insurance Company(2)

(i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust(2)

(j) Amended Exhibits A and B to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (filed herewith)

(k) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (filed herewith)

(l) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

(m) Amendment No. 1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

(n) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

(o) Amendment No. 1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

(p) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company. (4)

(q) Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company. (4)

(r) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

(s) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

(t) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company. (4)

(u) Sub-license agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

(v) Amendment No. 2 to Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (filed herewith)

(w) Amendment No. 2 to Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (filed herewith)

(x) Amendment No. 1 to Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company (filed herewith)

(y) Amendment No. 1 to Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (filed herewith)

(9) Not applicable

(10) (a) Form of Columbus Life Insurance Company Application for Life
Insurance(2)

(b) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life(2)

(11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company(2)

(12) Opinion and Consent of Counsel(filed herewith)

(13) None

(14) Not Applicable

(15) Not required

99.(1)  Actuarial Opinion and Consent(filed herewith)

99.(2)  Consent of Ernst & Young LLP (filed herewith)

99.(3)  Powers of Attorney (filed herewith)

(1) Incorporated by reference to Exhibit 1.(1) to the Registration Statement on Form S-6, File No. 333-78489 filed May 14, 1999.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, previously filed on August 19, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, filed on May 1, 2000.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-47940, filed on February 7, 2001.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2001.

                       COLUMBUS LIFE INSURANCE COMPANY
                       SEPARATE ACCOUNT 1

                       By: COLUMBUS LIFE INSURANCE COMPANY


                       By: /s/ Lawrence L. Grypp
                            ---------------------
                            Lawrence L. Grypp
                            President and Chief Executive Officer


            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:

/s/ Lawrence L. Grypp                          April 26, 2001
Lawrence L. Grypp
President and
Chief Executive Officer

PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER:

/s/ Robert L. Walker                           April 26, 2001
Robert L. Walker
Senior Vice President and
Chief Financial Officer

DIRECTORS:

William J. Williams*
John F. Barrett*                    By:        /s/ Lawrence L. Grypp
Paul H. Amato*                                 ---------------------
James N. Clark*                                Lawrence L. Grypp
Lawrence L. Grypp                              individually and
                                               as attorney in fact*
                                               for each other Director

                                               April 26, 2001

                                  EXHIBIT INDEX


EXHIBIT NO.           DESCRIPTION                                       PAGE


1.(3)(c)                Override Commission Schedule

1.(8)(j) Amended Exhibits A and B to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust

1.(8)(k) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust

1.(8)(v) Amendment No. 2 to Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company

1.(8)(w) Amendment No. 2 to Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company

1.(8)(x) Amendment No. 1 to Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company

1.(8)(y) Amendment No. 1 to Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC

12                      Opinion and Consent of Counsel

99.1                    Actuarial Opinion and Consent

99.(2)                  Consent of Ernst & Young LLP

99.(3)                  Powers of Attorney